          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2004
                                                      REGISTRATION NO. 333-90737
                                                               AND NO. 811-09693

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER      / /

                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.      / /

                         POST-EFFECTIVE AMENDMENT NO. 7     /X/

                                       AND

                          REGISTRATION STATEMENT UNDER      / /

                       THE INVESTMENT COMPANY ACT OF 1940

                                  AMENDMENT NO. 9           /X/

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

   It is proposed that this filing will become effective:

         / /   immediately upon filing pursuant to paragraph (b) of Rule 485
         /X/   on May 1, 2004 pursuant to paragraph (b) of Rule 485
         / /   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         / /   on               , pursuant to paragraph (a)(1) of Rule 485

   If appropriate check the following box:

         / / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                     PART A
                                   PROSPECTUS

                                                                   [CLIENT LOGO]
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                                 ADVANTAGE PLUS
                         THE FIXED AND VARIABLE ANNUITY

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                      AND
                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the Advantage Plus individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both.

  The Contract has a Purchase Payment Credit feature. Each time you make a Purchase Payment, We will credit an additional 4% to that payment. The expenses for this Contract are higher than other annuity Contracts We offer that do not have a Purchase Payment Credit (also referred to as a bonus). The benefit of the Purchase Payment Credit may be more than offset by the higher expenses, relative to other annuity Contracts We offer, attributable to the Purchase Payment Credit.

  The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

40/86 SERIES TRUST

MANAGED BY 40/86 ADVISORS, INC.

  - 40/86 Series Trust Balanced Portfolio

  - 40/86 Series Trust Equity Portfolio

  - 40/86 Series Trust Fixed Income Portfolio

  - 40/86 Series Trust Focus 20 Portfolio

  - 40/86 Series Trust Government Securities Portfolio

  - 40/86 Series Trust High Yield Portfolio

  - 40/86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.

  - AIM V.I. Basic Value Fund - Series II shares

  - AIM V.I. High Yield Fund - Series I shares

  - AIM V.I. Mid Cap Core Equity Fund - Series II shares

  - AIM V.I. Real Estate Fund - Series I shares

MANAGED BY A I M ADVISORS, INC.
  SUBADVISOR--INVESCO INSTITUTIONAL (N.A.), INC.

  - INVESCO VIF--Core Equity Fund - Series I shares

  - INVESCO VIF--Financial Services Fund - Series I shares

  - INVESCO VIF--Health Sciences Fund - Series I shares

  - INVESCO VIF--Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

  - Alger American Growth Portfolio Class O

  - Alger American Leveraged AllCap Portfolio Class O

  - Alger American MidCap Growth Portfolio Class O

  - Alger American Small Capitalization Portfolio Class O

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

  - American Century VP Income & Growth Fund

  - American Century VP Inflation Protection Fund

  - American Century VP International Fund

  - American Century VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

  - Dreyfus VIF--Disciplined Stock Portfolio

  - Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

  - Federated Capital Income Fund II

  - Federated High Income Bond Fund II (Primary Shares)

  - Federated International Equity Fund II

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FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (NOT AVAILABLE FOR NEW SALES AS OF 3/9/04)

MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

  - First American Large Cap Growth Portfolio

  - First American Mid Cap Growth Portfolio

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

  - Janus Aspen Growth Portfolio

  - Janus Aspen Mid Cap Growth Portfolio

  - Janus Aspen Growth and Income Portfolio

  - Janus Aspen International Growth Portfolio

  - Janus Aspen Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

  - Lazard Retirement Emerging Markets Portfolio

  - Lazard Retirement Equity Portfolio

  - Lazard Retirement International Equity Portfolio

  - Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

  - America's Value Portfolio

  - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

  - Neuberger Berman AMT Fasciano Portfolio (Class S)

  - Neuberger Berman AMT International Portfolio (Class S)

  - Neuberger Berman AMT Limited Maturity Bond Portfolio

  - Neuberger Berman AMT Mid-Cap Growth Portfolio

  - Neuberger Berman AMT Partners Portfolio

  - Neuberger Berman AMT Regency Portfolio

  - Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

  - PIMCO VIT Money Market Portfolio

  - PIMCO VIT Real Return Portfolio

  - PIMCO VIT Short-Term Portfolio

  - PIMCO VIT Total Return Fund

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

  - Pioneer Equity Income VCT II Portfolio

  - Pioneer Europe VCT II Portfolio

  - Pioneer Fund VCT II Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

  - Royce Micro-Cap Portfolio

  - Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS

  - Rydex Juno Fund

  - Rydex Medius Fund

  - Rydex Mekros Fund

  - Rydex Nova Fund

  - Rydex OTC Fund

  - Rydex Sector Rotation Fund

  - Rydex Ursa Fund

  - Rydex U.S. Government Bond Fund

  - Rydex U.S. Government Money Market Fund

RYDEX VARIABLE TRUST--NOT AVAILABLE UNTIL ON OR AFTER 7/15/04

MANAGED BY RYDEX GLOBAL ADVISORS

  - Rydex Arktos Fund

  - Rydex Banking Fund

  - Rydex Basic Materials Fund

  - Rydex Biotechnology Fund

  - Rydex Consumer Products Fund

  - Rydex Electronics Fund

  - Rydex Energy Fund

  - Rydex Energy Services Fund

  - Rydex Financial Services Fund

  - Rydex Health Care Fund

  - Rydex Internet Fund

  - Rydex Inverse Dynamic Dow 30 Fund

  - Rydex Inverse Mid-Cap Fund

  - Rydex Inverse Small-Cap Fund

  - Rydex Large-Cap Europe Fund

  - Rydex Large-Cap Japan Fund

  - Rydex Large-Cap Growth Fund

  - Rydex Large-Cap Value Fund

  - Rydex Leisure Fund

  - Rydex Long Dynamic Dow 30 Fund

  - Rydex Mid-Cap Growth Fund

  - Rydex Mid-Cap Value Fund

  - Rydex Precious Metals Fund

  - Rydex Real Estate Sector Fund

  - Rydex Retailing Fund

  - Rydex Small-Cap Growth Fund

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  - Rydex Small-Cap Value Fund

  - Rydex Technology Fund

  - Rydex Telecommunications Fund

  - Rydex Titan 500 Fund

  - Rydex Transportation Fund

  - Rydex Utilities Fund

  - Rydex Velocity 100 Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC.

  - Salomon Brothers Variable All Cap Fund

  - Salomon Brothers Variable Large Cap Growth Fund

  - Salomon Brothers Variable Strategic Bond Fund

  - Salomon Brothers Variable Total Return Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

  - Seligman Communications and Information Portfolio

  - Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

  - Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

  - Strong Mid Cap Growth Fund II

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

  - Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

  - Van Eck Worldwide Absolute Return Fund

  - Van Eck Worldwide Bond Fund

  - Van Eck Worldwide Emerging Markets Fund

  - Van Eck Worldwide Hard Assets Fund

  - Van Eck Worldwide Real Estate Fund

VARIABLE INSURANCE FUNDS

MANAGED BY CHOICE INVESTMENT MANAGEMENT, LLC

  - Choice VIT Market Neutral Fund

  Please read this prospectus before investing and retain it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   - Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   - Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  THE CONTRACTS:

   - ARE NOT BANK DEPOSITS

   - ARE NOT FEDERALLY INSURED

   - ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

   - ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2004

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TABLE OF CONTENTS

                                                                            PAGE
DEFINITIONS OF SPECIAL TERMS..............................................    6
HIGHLIGHTS................................................................    8
FEE TABLE.................................................................    9
CONDENSED FINANCIAL INFORMATION...........................................   12
THE COMPANY...............................................................   13
THE ADVANTAGE PLUS ANNUITY CONTRACT.......................................   13
  Free Look...............................................................   13
  Ownership...............................................................   13
  Beneficiary.............................................................   14
  Assignment..............................................................   14
  Requesting Transaction or Obtaining Information About Your Contract.....   14
PURCHASE..................................................................   14
  Purchase Payments.......................................................   14
  Purchase Payment Credit Feature.........................................   14
  Allocation of Purchase Payments.........................................   15
INVESTMENT OPTIONS........................................................   15
  Investment Portfolios...................................................   15
  The Fixed Account.......................................................   15
  The General Account.....................................................   16
  Voting Rights...........................................................   16
  Substitution............................................................   16
  Transfers...............................................................   16
  Excessive Trading Limits................................................   16
  Dollar Cost Averaging Program...........................................   17
  Rebalancing Program.....................................................   17
  Asset Allocation Program................................................   18
  Interest Sweep Program..................................................   18
EXPENSES..................................................................   18
  Insurance Charges.......................................................   18
  Contract Maintenance Charge.............................................   18
  Contingent Deferred Sales Charge........................................   18
  Waiver of Contingent Deferred Sales Charge..............................   19
  Reduction or Elimination of Contingent Deferred Sales Charge............   19
  Investment Portfolio Expenses...........................................   20
  Transfer Fee............................................................   20
  Premium Taxes...........................................................   20
  Income Taxes............................................................   20
CONTRACT VALUE............................................................   20
  Accumulation Units......................................................   20
ACCESS TO YOUR MONEY......................................................   21
  Systematic Withdrawal Program...........................................   21
  Suspension of Payments or Transfers.....................................   21

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DEATH BENEFIT.............................................................   21
  Upon Your Death During the Accumulation Period..........................   21
  Standard Death Benefit Amount During the Accumulation Period............   22
  Optional Guaranteed Minimum Death Benefit...............................   22
  Payment of the Death Benefit During the Accumulation Period.............   22
  Death of Contract Owner During the Annuity Period.......................   23
  Death of Annuitant......................................................   23
ANNUITY PAYMENTS (THE ANNUITY PERIOD).....................................   23
  Annuity Payment Amount..................................................   23
  Optional Guaranteed Minimum Income Benefit (GMIB).......................   24
  Annuity Options.........................................................   24
TAXES.....................................................................   24
  Annuity Contracts in General............................................   25
  Tax Status of the Contracts.............................................   25
  Taxation of Non-Qualified Contracts.....................................   25
  Taxation of Qualified Contracts.........................................   26
  Possible Tax Law Changes................................................   27
OTHER INFORMATION.........................................................   27
  Legal Proceedings.......................................................   27
  The Separate Account....................................................   27
  Distributor.............................................................   28
  Financial Statements....................................................   28
APPENDIX A--CONDENSED FINANCIAL INFORMATION...............................   29
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..............   45
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............    5

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DEFINITIONS OF SPECIAL TERMS

  Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

  ACCUMULATION PERIOD: The period during which you invest money in your Contract.

  ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

  ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

  ANNUITANT(S): The person(s) on whose life (lives), We base Annuity Payments.

  ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you.

  ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make income payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

  BENEFICIARY: The person designated to receive any benefits under the Contract if you or under certain circumstances the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

  CONTRACT: The Advantage Plus individual flexible premium deferred annuity Contract, which provides fixed and variable Investment Options offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

  CONTRACT WITHDRAWAL VALUE: The Contract Withdrawal Value is the Contract Value on the Business Day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and
(iii) less any applicable premium tax.

  DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount is determined includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision or the optional Guaranteed Minimum Death Benefit Rider.

  FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 Business Days from receipt, but certain states require a longer period.

  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the charges for the optional Guaranteed Minimum Death Benefit, and charges for the optional Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Investment Portfolios you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

  INVESTMENT PORTFOLIOS: The variable Investment options available under the contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

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  JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: You, the purchaser of the Contract are the Owner.

  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

  PURCHASE PAYMENT CREDIT: The Purchase Payment Credit is an additional amount added to your Contract. We contribute the Purchase Payment Credit on each Purchase Payment added to the Contract. Purchase Payment Credits are considered earnings under the Contract.

  QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

  SEPARATE ACCOUNT: Jefferson National Life Annuity Account H of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

  SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

  TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

  WEBSITE: WWW.JEFFNAT.COM, which is the Website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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HIGHLIGHTS

  The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account H (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

  The Contract has a Purchase Payment Credit feature under which We will credit an additional 4% to each Purchase Payment (Purchase Payment Credit or bonus) you make. We call this the bonus feature.

  The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

  The Contract also offers a Guaranteed Minimum Death Benefit option. This benefit is guaranteed by Us. There is an additional charge for this option. This option may not be available in your state. This benefit is described in detail under the heading "Optional Guaranteed Minimum Death Benefit."

  We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect the Guaranteed Minimum Death Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

  All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

  You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation (less the Purchase Payment Credit). This may be more or less than your original payment. We will return your original payment if required by law.

  TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable

  INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

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FEE TABLE

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a
percentage of Purchase Payments
withdrawn)(1)...........................  8%
TRANSFER FEE(2).........................  You may make up to 12 transfers each
                                          Contract year without charge.
                                          Thereafter, We may charge a fee of $25
                                          per transfer.

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                             CURRENT CHARGE             MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3)........................................  $30 per Contract per year  $60 per Contract per year
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk and Administrative Charges.................            1.40%                      1.65%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(without optional riders).............................................            1.40%                      1.65%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER
(as a percentage of average Separate Account Contract Value)..........            0.30%                      0.45%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT AND OPTIONAL GUARANTEED
MINIMUM INCOME BENEFIT RIDERS
(as a percentage of average Separate Account Contract Value)(4).......            0.60%                      0.65%
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(assuming Optional Guaranteed Minimum Death Benefit and Optional
Guaranteed Minimum Income Benefit riders).............................            2.00%                      2.30%

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  The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                          MINIMUM       MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio
assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)(5)..........     0.26%         15.04%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

      NUMBER OF CONTRACT YEARS FROM             CONTINGENT DEFERRED
      RECEIPT OF PURCHASE PAYMENT               SALES CHARGE PERCENT
      --------------------------------------------------------------
      0-1.....................................           8%
      2.......................................           8%
      3.......................................           8%
      4.......................................           8%
      5.......................................           7%
      6.......................................           6%
      7.......................................           5%
      8.......................................           3%
      9.......................................           1%
      10 and more.............................           0%
      --------------------------------------------------------------

     Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 9 complete Contract years.
(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the 12 transfers per Contract year limit. All reallocations made on the same Business Day count as one transfer.
(3) Jefferson National will not charge the Contract Maintenance charge if the value of your Contract is $50,000 or more.
(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase the Guaranteed Minimum Death Benefit rider.
(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

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EXAMPLES OF FEES AND EXPENSES

  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

  The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  (1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,502      $5,415      $7,584     $10,581

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $953       $1,380      $1,740      $2,370

  (2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,502      $5,415      $6,894     $10,581

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $953       $1,380      $1,097      $2,370

  (3) If you do not surrender your Contract and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,744      $4,640      $6,894     $10,581

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $207        $639       $1,097      $2,370

  (4) If you surrender your Contract at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,570      $5,563      $7,760     $10,713

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,021      $1,585      $2,084      $3,053

  (5) If you annuitize at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30% (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,570      $5,563      $7,070     $10,713

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,021      $1,585      $1,437      $3,053

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  (6) If you do not surrender your Contract and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,811      $4,787      $7,070     $10,713

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $274        $842       $1,437      $3,053

CONDENSED FINANCIAL INFORMATION

  Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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THE COMPANY

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE PLUS ANNUITY CONTRACT

  This prospectus describes the variable annuity Contract We are offering. An annuity is a Contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

  The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

  The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the Annuity Period.

  In certain states, the Contract may also offer a Fixed Account Investment Options. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

  You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

  If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges and Investment Portfolio operating expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return the value of your Contract, less the Purchase Payment Credits. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 Business Days after receiving it (or whatever period is required in your state).

OWNERSHIP

  OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

  A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

  JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

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BENEFICIARY

  The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

  Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

  If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

  AN ASSIGNMENT MAY BE A TAXABLE EVENT.

REQUESTING TRANSACTIONS OR OBTAINING
INFORMATION ABOUT YOUR CONTRACT

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

  You can also authorize someone else, such as your financial representative, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

PURCHASE

PURCHASE PAYMENTS

  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We will accept up to $2,000,000 in Purchase Payments without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

  You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts.

PURCHASE PAYMENT CREDIT FEATURE

  Each time you make a Purchase Payment, We will credit an additional 4% to that Purchase Payment. We refer to these amounts as Purchase Payment Credits or the Bonus. In the future, We may increase the percentage of the Purchase Payment Credit. Purchase Payment Credits will be allocated in the same way as your Purchase Payment. An amount equal to the Purchase Payment Credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the Purchase Payment Credit amount. We will not deduct any earnings that result from the Purchase Payment Credit at any time.

  Contract charges are deducted from Contract Value. Therefore, when We credit your Contract with a Purchase Payment Credit, your Contract incurs expenses on the total Contract Value, which includes the Purchase Payment Credits and earnings on these amounts. When you cancel your Contract during the Free Look Period, you will forfeit your Purchase Payment Credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the Purchase Payment plus the Purchase Payment Credit amount), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the Purchase Payment Credit. We expect to profit from certain charges assessed under the Contract, including certain charges (i.e., the Contingent Deferred Sales Charge and the Insurance Charge) associated with the Purchase Payment Credit. The Purchase Payment Credit feature may not be available in your state.

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ALLOCATION OF PURCHASE PAYMENTS

  You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment and any Purchase Payment Credit according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them and any Purchase Payment Credit based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

  Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

  The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

  You should read the prospectuses for the Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix B for a summary of investment objectives and strategies for each Investment Portfolio.

  The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. In addition, large movements of assets into and out of the Investment Portfolios may negatively impact a Investment Portfolios's ability to achieve its investment objective. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner disadvantages you.

  We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative services which We provide to the Investment Portfolios.

THE FIXED ACCOUNT

  During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by applicable state law. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state. See your Contract for more information on the Fixed Account.

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

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  The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

  See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

  During the Annuity Period, the portion of you annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

  You can transfer money among the Fixed Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

  TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

  1. If you make more than 12 transfers in a Contract year, a transfer fee of $25 may be deducted.

  2. Limits on transfers out of the Fixed Account may apply.

  3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

  4. Your request for transfer must clearly state how much the transfer is for.

  5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

     a.  the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Owner; or

     c. limiting the dollar amount that may be transferred between Sub-accounts by an Owner at any one time.

  6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

  TRANSFERS DURING THE ANNUITY PERIOD. You can make up to 12 free transfers every Contract year during the Annuity Period. Thereafter, We may impose a transfer fee $25 charge per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following rules also apply to any transfer during the Annuity Period:

  1. No transfers can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

  2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

  THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio. However, these restrictions will generally not apply to transfers involving Investment Portfolios whose prospectuses disclose

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that the Investment Portfolios permit short-term trading or Investment Portfolios, such as a money market portfolio, which are generally unaffected by frequent transfers. Please review the respective underlying Investment Portfolio prospectus for details on any Investment Portfolio level information concerning short-term trading or frequent transfers.

  We also reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, or a third party advisor acting under a Limited Power of Attorney, if:

   - We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   - We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   - your transfer request would result in a redemption of a "substantive" amount from an Investment Portfolio that had been allocated to that Investment Portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the Investment Portfolio.

  The restrictions imposed can include, but are not limited to, restrictions on transfers (e.g., by limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, We may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

  If your (or your agent's) Website transfer request is restricted or denied, We will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may specify the day of the month on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

  The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

  Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments or whole dollar amounts for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

  EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to

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be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

  We understand the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with Us to make their services available to you. Jefferson National has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is a Non-Qualified Contract, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is a Qualified Contract, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.

  Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

INTEREST SWEEP PROGRAM

  You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

  Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Death Benefit (GMDB) and/or the Guaranteed Minimum Income Benefit (GMIB).

  The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

  The Insurance Charges will be as follows:

                              Current       Maximum
    GMDB          GMIB       Insurance     Insurance
  Elected       Elected        Charge        Charge
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     No            No          1.40%         1.65%
    Yes            No          1.70%         2.10%
    Yes           Yes          2.00%         2.30%

CONTRACT MAINTENANCE CHARGE

  On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

  We do not deduct the Contract Maintenance Charge if the value of your Contract is $50,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

  The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance.

  No Contract Maintenance Charge is deducted during the Annuity Period.

CONTINGENT DEFERRED SALES CHARGE

  During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent

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Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:

NUMBER OF YEARS                      CONTINGENT
FROM RECEIPT OF                    DEFERRED SALES
PURCHASE PAYMENT                       CHARGE
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0-1...........................           8%
2.............................           8%
3.............................           8%
4.............................           8%
5.............................           7%
6.............................           6%
7.............................           5%
8.............................           3%
9.............................           1%
10 or more....................           0%
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  FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   - 10% of the value of your Contract (on a non-cumulative basis);

   - the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

   - the total of your Purchase Payments that have been in the Contract for more than 9 complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

  In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

  UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 50% of your Contract Value if:

   - your Contract has been in force for at least 1 year;

   - you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   - you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   - your employment was involuntarily terminated by your employer; and

   - you certify to Us in writing that you are still unemployed when you make the withdrawal request.

  This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

  NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   - you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   - confinement begins after the first Contract year;

   - confinement is prescribed by a qualified physician and is medically necessary;

   - request for this benefit is made during confinement or within 60 days after confinement ends; and

   - We receive due proof of confinement.

  This benefit may be used by only one person including in the case of Joint Owners or If the Contract is continued by a spouse after the death of the Owner.

  This benefit may not be available in your state.

  TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   - To qualify, the diagnosis and notice must occur after the first Contract year ends.

   - This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   - This benefit may only be used one time including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner.

  This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

  We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an

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officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO OPERATING EXPENSES

  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.

TRANSFER FEE

  You can make up to 12 free transfers each Contract year. If you make more than 12 transfers in a Contract year, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

  During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer your funds from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

  During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

  If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

  We will deduct from the Contract any income taxes which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

  Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in an Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. The value of your Contract is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

  Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

  1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

  2. subtracting the daily amount of the Insurance Charges.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.

  When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated, including any Purchase Payment Credit, to an Sub-account by the value of the Accumulation Unit for that Sub-account. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

  EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you and We credit your Contract with the 4% Purchase Payment Credit. You have told Us you want this to go to the Equity Portfolio

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Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,160 ($4,000 Purchase Payment plus $160 Purchase Payment Credit) by $12.25 and credit your Contract on Wednesday night with 339.59 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

  You can have access to the money in your Contract:

   - by making a withdrawal (either a partial or a complete withdrawal);

   - by electing to receive Annuity Payments; or

   - when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period.

  When you make a complete withdrawal, you will receive the value of the Contract on the Business Day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and
(iii) less any applicable premium tax.

  You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. There must be at least $500 left in at least one Sub-Account after you make a partial withdrawal. If you do not have at least $500 in one Sub-Account, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges.

  Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 Business Days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

  A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

  Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

SYSTEMATIC WITHDRAWAL PROGRAM

  The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

  INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

  We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of Owners.

  We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

  If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to a Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

  If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

  The value of your Contract for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-Accounts and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary.

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STANDARD DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

  If death occurs prior to age 80 and you did not elect the optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be the greater of:

  (1) the value of your Contract as of the Business Day We receive due proof of death and a payment election; or

  (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals and Contingent Deferred Sales Charges.

  If you are age 80 or over, the Death Benefit Amount will be equal to the Contract Value as of the Business Day We receive due proof of death and a payment election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

  For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

  (1) the total Purchase Payments you have made, less all Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

  (2) the value of your Contract as of the Business Day We receive due proof of death and a payment election; or

  (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

  If death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the death benefit as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

  If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

  It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

  If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit amount may be reduced by an amount greater than the amount withdrawn.

  If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary can elect to continue the optional Guaranteed Minimum Death Benefit. However, for purposes of determining the benefits under the Contract for the new Owner, the Death Benefit Amount on the date the Contract is continued is treated as the premium.

  THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period.

  OPTION 1--lump sum payment of the Death Benefit Amount; or

  OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Any portion of the Death Benefit Amount not applied under Option 3 within 1 year of the date of your death, or that of a Joint Owner, must be distributed within 5 years of the date of death.

  Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

   - continue the Contract in his or her own name at the then current Death Benefit Amount;

   - elect a lump sum payment of the Death Benefit Amount; or

   - apply the Death Benefit Amount to an Annuity Option.

  If the spouse elects to continue the Contract, the Death Benefit Amount otherwise payable will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

  If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

  The value of your Contract for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-accounts and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary.

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DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

  The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

  For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

  You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

  During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

  If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

  1) The value of your Contract in the Sub-Account(s) on the Annuity Date or the Death Benefit Amount if the Annuity Option is selected to pay the death benefit

  2) the 3% or 5% (as you selected) Assumed Investment Rate used in the annuity table for the Contract;

  3) the performance of the Investment Portfolio(s) you selected; and

  4) the Annuity Option you selected.

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

  On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward a purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

  Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time

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prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

  For an extra charge, you can elect the Guaranteed Minimum Income Benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

  Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 80th birthday, this amount is equal to:

  1) the largest Contract Value on any Contract Anniversary; less

  2) any Adjusted Partial Withdrawals.

  This amount is limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

  The Guaranteed Minimum Income Benefit base after your 80th birthday is equal to the greater of:

  1) the value of your Contract, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or

  2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary before your 80th birthday less any Adjusted Partial Withdrawals.

  If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

   - You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed payments, will be applied.

   - If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

   - If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

   - The Annuity Date selected must occur within 30 days following a Contract Anniversary.

   - If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

  On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

  It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

  THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF
YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

  OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

TAXES

  NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT.

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IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

 DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each Sub-account of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-accounts, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

 OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the investment divisions of the Separate Account. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

 REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

  The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

 NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

 WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

 PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be

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imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   - made on or after the taxpayer reaches age 59 1/2;

   - made on or after the death of an Owner;

   - attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

 ANNUITY PAYMENTS. Although tax consequences may vary depending on the Annuity Option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

 TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under an Annuity Option, they are taxed in the same way as annuity payments.

 TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

 WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

 MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

 ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit rider and charges for the Optional Guaranteed Minimum Death and Income Benefits under the Contract are deemed to be taxable distributions to you. Although We do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

TAXATION OF QUALIFIED CONTRACTS

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

  INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

  ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may

--------------------------------------------------------------------------------
apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

 OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

THE SEPARATE ACCOUNT

  We established a Separate Account, Jefferson National Life Annuity Account H (Separate Account), to hold the

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assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account H. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

  Where permitted by law, We may:

   - create new separate accounts;

   - combine separate Accounts, including combining the Separate Account with another separate account established by the Company;

   - transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   - transfer the Separate Account to another insurance company;

   - add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   - make the Sub-accounts available under other policies We issue;

   - add new Investment Portfolios or remove existing Investment Portfolios;

   - substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

   - deregister the Separate Account under the Investment Company Act of 1940;
     and

   - operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

  Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealer commissions may be paid up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account H are included in the Statement of Additional Information.

INDEPENDENT AUDITORS

  The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and the financial statements of Jefferson National Life Annuity Account H at December 31, 2003 and for each of the two years in the period ended December 31, 2003 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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APPENDIX A--CONDENSED FINANCIAL INFORMATION

  The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account H's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information.

  Each Sub-account has 3 sets of Accumulation Unit values that reflect the 3 levels of Insurance Charges under the Contract. The Accumulation Unit value does not reflect the deduction of other charges, such as the Contingent Deferred Sales Charge or the Contract Maintenance Charge. The table reflects three different levels of charges:
   - Line (a) shows the Contract without any optional benefits.
   - Line (b) shows the Contract with the Guaranteed Minimum Death Benefit elected.
   - Line (c) shows the Contract with both the Guaranteed Minimum Death Benefit and GMIB elected.

  The tables below provide per unit information about the financial history of each Sub-account for the period ended December 31:

                                     2003            2002            2001            2000
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40/86 SERIES TRUST:
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BALANCED PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $11.346  (a)    $13.213  (a)    $14.348  (a)    $14.840
                           (b)    $11.237  (b)    $13.127  (b)    $14.298  (b)    $14.827
                           (c)    $11.130  (c)    $13.042  (c)    $14.248  (c)    $14.814
Ending AUV...............  (a)    $13.794  (a)    $11.346  (a)    $13.213  (a)    $14.348
                           (b)    $13.621  (b)    $11.237  (b)    $13.127  (b)    $14.298
                           (c)    $13.450  (c)    $11.130  (c)    $13.042  (c)    $14.248
Ending Number of AUs.....  (a)    140,549  (a)    157,289  (a)    269,443  (a)    250,359
                           (b)     20,418  (b)     30,601  (b)     43,652  (b)     37,876
                           (c)      4,890  (c)      4,049  (c)     10,830  (c)      4,826
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EQUITY PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $12.246  (a)    $14.344  (a)    $16.219  (a)    $18.002
                           (b)    $12.130  (b)    $14.251  (b)    $16.162  (b)    $17.987
                           (c)    $12.015  (c)    $14.158  (c)    $16.106  (c)    $17.971
Ending AUV...............  (a)    $16.565  (a)    $12.246  (a)    $14.344  (a)    $16.219
                           (b)    $16.359  (b)    $12.130  (b)    $14.251  (b)    $16.162
                           (c)    $16.155  (c)    $12.015  (c)    $14.158  (c)    $16.106
Ending Number of AUs.....  (a)    109,870  (a)    122,631  (a)    166,680  (a)    102,356
                           (b)     23,106  (b)     21,897  (b)     26,267  (b)     18,098
                           (c)      4,659  (c)      1,378  (c)      8,094  (c)        915
-----------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $12.252  (a)    $11.869  (a)    $11.059  (a)    $10.193
                           (b)    $12.135  (b)    $11.792  (b)    $11.021  (b)    $10.184
                           (c)    $12.020  (c)    $11.715  (c)    $10.982  (c)    $10.175
Ending AUV...............  (a)    $13.208  (a)    $12.252  (a)    $11.869  (a)    $11.059
                           (b)    $13.044  (b)    $12.135  (b)    $11.792  (b)    $11.021
                           (c)    $12.881  (c)    $12.020  (c)    $11.715  (c)    $10.982
Ending Number of AUs.....  (a)     85,762  (a)    126,689  (a)    110,396  (a)     17,395
                           (b)     12,229  (b)     19,507  (b)     39,731  (b)      5,501
                           (c)     11,220  (c)     19,556  (c)     11,871  (c)      7,912
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FOCUS 20 PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $2.103  (a)     $4.481  (a)     $8.417  (a)    $10.000
                           (b)     $2.086  (b)     $4.459  (b)     $8.400  (b)    $10.000
                           (c)     $2.070  (c)     $4.436  (c)     $8.383  (c)    $10.000
Ending AUV...............  (a)     $3.187  (a)     $2.103  (a)     $4.481  (a)     $8.417
                           (b)     $3.152  (b)     $2.086  (b)     $4.459  (b)     $8.400
                           (c)     $3.118  (c)     $2.070  (c)     $4.436  (c)     $8.383
Ending Number of AUs.....  (a)     72,379  (a)     36,703  (a)     73,367  (a)     44,594
                           (b)      6,555  (b)      6,770  (b)      9,441  (b)      7,622
                           (c)      4,495  (c)        690  (c)      8,942  (c)      2,278

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                                     2003            2002            2001            2000
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GOVERNMENT SECURITIES PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $12.528  (a)    $11.620  (a)    $11.104  (a)    $10.058
                           (b)    $12.409  (b)    $11.544  (b)    $11.065  (b)    $10.049
                           (c)    $12.291  (c)    $11.469  (c)    $11.026  (c)    $10.041
Ending AUV...............  (a)    $12.521  (a)    $12.528  (a)    $11.620  (a)    $11.104
                           (b)    $12.365  (b)    $12.409  (b)    $11.544  (b)    $11.065
                           (c)    $12.211  (c)    $12.291  (c)    $11.469  (c)    $11.026
Ending Number of AUs.....  (a)    112,040  (a)    216,327  (a)    139,076  (a)    100,436
                           (b)      9,779  (b)     22,101  (b)     18,059  (b)      4,378
                           (c)     11,210  (c)     24,798  (c)      6,957  (c)      2,816
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HIGH YIELD PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
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Beginning AUV............  (a)    $10.816  (a)    $10.400  (a)    $10.224  (a)    $10.000
                           (b)    $10.730  (b)    $10.348  (b)    $10.203  (b)    $10.000
                           (c)    $10.644  (c)    $10.296  (c)    $10.182  (c)    $10.000
Ending AUV...............  (a)    $13.586  (a)    $10.816  (a)    $10.400  (a)    $10.224
                           (b)    $13.438  (b)    $10.730  (b)    $10.348  (b)    $10.203
                           (c)    $13.290  (c)    $10.644  (c)    $10.296  (c)    $10.182
Ending Number of AUs.....  (a)     79,843  (a)     96,904  (a)     76,093  (a)     62,894
                           (b)      4,810  (b)      6,010  (b)      2,138  (b)          0
                           (c)      5,471  (c)      3,036  (c)      3,349  (c)          0
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MONEY MARKET PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
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Beginning AUV............  (a)    $11.453  (a)    $11.471  (a)    $11.190  (a)    $10.742
                           (b)    $11.344  (b)    $11.397  (b)    $11.150  (b)    $10.773
                           (c)    $11.237  (c)    $11.323  (c)    $11.111  (c)    $10.724
Ending AUV...............  (a)    $11.365  (a)    $11.453  (a)    $11.471  (a)    $11.190
                           (b)    $11.224  (b)    $11.344  (b)    $11.397  (b)    $11.150
                           (c)    $11.084  (c)    $11.237  (c)    $11.323  (c)    $11.111
Ending Number of AUs.....  (a)    211,888  (a)    555,018  (a)    668,222  (a)    456,605
                           (b)     11,832  (b)    124,462  (b)    172,382  (b)     63,641
                           (c)     15,395  (c)     17,875  (c)     14,895  (c)     29,258
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AIM VARIABLE INSURANCE FUNDS:
-----------------------------------------------------------------------------------------
BASIC VALUE FUND (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.000  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.000  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.000  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $12.913  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $12.887  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $12.860  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      4,939  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)        679  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
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MID CAP CORE EQUITY FUND (INCEPTION DATE MAY 1, 2003)
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Beginning AUV............  (a)     $9.958  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     $9.958  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)     $9.958  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $12.404  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $12.379  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $12.354  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      8,079  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A

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                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
-----------------------------------------------------------------------------------------
GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.859  (a)    $13.409  (a)    $15.421  (a)    $18.274
                           (b)     $8.776  (b)    $13.321  (b)    $15.367  (b)    $18.258
                           (c)     $8.692  (c)    $13.235  (c)    $15.313  (c)    $18.243
Ending AUV...............  (a)    $11.808  (a)     $8.859  (a)    $13.409  (a)    $15.421
                           (b)    $11.661  (b)     $8.776  (b)    $13.321  (b)    $15.367
                           (c)    $11.516  (c)     $8.692  (c)    $13.235  (c)    $15.313
Ending Number of AUs.....  (a)     69,367  (a)     73,401  (a)    137,467  (a)    104,891
                           (b)     14,313  (b)     21,423  (b)     26,616  (b)     24,934
                           (c)      2,101  (c)      2,748  (c)      9,658  (c)      6,609
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LEVERAGED ALLCAP PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.454  (a)    $16.041  (a)    $19.351  (a)    $27.188
                           (b)    $10.354  (b)    $15.936  (b)    $19.283  (b)    $27.164
                           (c)    $10.256  (c)    $15.833  (c)    $19.216  (c)    $27.141
Ending AUV...............  (a)    $13.888  (a)    $10.454  (a)    $16.041  (a)    $19.351
                           (b)    $13.715  (b)    $10.354  (b)    $15.936  (b)    $19.283
                           (c)    $13.544  (c)    $10.256  (c)    $15.833  (c)    $19.216
Ending Number of AUs.....  (a)    137,291  (a)     96,024  (a)    113,703  (a)    105,310
                           (b)     18,298  (b)     32,734  (b)     36,804  (b)     31,068
                           (c)      4,862  (c)      4,002  (c)      3,228  (c)      8,448
-----------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $11.107  (a)    $15.987  (a)    $17.345  (a)    $16.997
                           (b)    $11.001  (b)    $15.883  (b)    $17.284  (b)    $16.983
                           (c)    $10.897  (c)    $15.779  (c)    $17.224  (c)    $16.968
Ending AUV...............  (a)    $16.187  (a)    $11.107  (a)    $15.987  (a)    $17.345
                           (b)    $15.986  (b)    $11.001  (b)    $15.883  (b)    $17.284
                           (c)    $15.787  (c)    $10.897  (c)    $15.779  (c)    $17.224
Ending Number of AUs.....  (a)    111,823  (a)    122,426  (a)    205,025  (a)    148,341
                           (b)     22,744  (b)     27,851  (b)     41,629  (b)     35,435
                           (c)      2,979  (c)      5,245  (c)     11,931  (c)     12,118
-----------------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $5.747  (a)     $7.901  (a)    $11.368  (a)    $17.030
                           (b)     $5.693  (b)     $7.849  (b)    $11.328  (b)    $17.015
                           (c)     $5.639  (c)     $7.798  (c)    $11.288  (c)    $17.001
Ending AUV...............  (a)     $8.068  (a)     $5.747  (a)     $7.901  (a)    $11.368
                           (b)     $7.967  (b)     $5.693  (b)     $7.849  (b)    $11.328
                           (c)     $7.867  (c)     $5.639  (c)     $7.798  (c)    $11.288
Ending Number of AUs.....  (a)    128,556  (a)     35,398  (a)    172,547  (a)     69,562
                           (b)     17,777  (b)     11,478  (b)     24,331  (b)     18,607
                           (c)      4,826  (c)      2,348  (c)      2,101  (c)     12,118
-----------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
-----------------------------------------------------------------------------------------
GROWTH & INCOME (INCEPTION DATE OCTOBER 26, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.890  (a)    $10.266  (a)    $10.046  (a)        N/A
                           (b)     $7.863  (b)    $10.261  (b)    $10.046  (b)        N/A
                           (c)     $7.835  (c)    $10.255  (c)    $10.046  (c)        N/A
Ending AUV...............  (a)    $10.311  (a)     $7.890  (a)    $10.266  (a)        N/A
                           (b)    $10.243  (b)     $7.863  (b)    $10.261  (b)        N/A
                           (c)    $10.176  (c)     $7.835  (c)    $10.255  (c)        N/A
Ending Number of AUs.....  (a)      5,620  (a)      4,392  (a)     10,329  (a)        N/A
                           (b)      5,761  (b)      3,548  (b)      4,330  (b)        N/A
                           (c)      1,418  (c)      1,685  (c)      1,468  (c)        N/A

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
-----------------------------------------------------------------------------------------
VP INCOME AND GROWTH FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.887  (a)    $11.178  (a)    $12.370  (a)    $13.065
                           (b)     $8.803  (b)    $11.105  (b)    $12.326  (b)    $13.054
                           (c)     $8.719  (c)    $11.033  (c)    $12.283  (c)    $13.042
Ending AUV...............  (a)    $11.337  (a)     $8.887  (a)    $11.178  (a)    $12.370
                           (b)    $11.196  (b)     $8.803  (b)    $11.105  (b)    $12.326
                           (c)    $11.057  (c)     $8.719  (c)    $11.033  (c)    $12.283
Ending Number of AUs.....  (a)     55,729  (a)     72,878  (a)     62,540  (a)     47,563
                           (b)      7,732  (b)      7,671  (b)     16,368  (b)      4,699
                           (c)      3,153  (c)     11,530  (c)      3,817  (c)      2,989
-----------------------------------------------------------------------------------------
VP INTERNATIONAL FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.083  (a)    $10.295  (a)    $14.741  (a)    $19.265
                           (b)     $8.006  (b)    $10.228  (b)    $14.690  (b)    $19.248
                           (c)     $7.931  (c)    $10.161  (c)    $14.638  (c)    $19.232
Ending AUV...............  (a)     $9.925  (a)     $8.083  (a)    $10.295  (a)    $14.741
                           (b)     $9.801  (b)     $8.006  (b)    $10.228  (b)    $14.690
                           (c)     $9.679  (c)     $7.931  (c)    $10.161  (c)    $14.638
Ending Number of AUs.....  (a)     30,508  (a)     39,250  (a)     42,677  (a)     72,128
                           (b)      5,656  (b)     14,067  (b)     18,514  (b)     16,630
                           (c)      3,562  (c)          0  (c)          0  (c)        316
-----------------------------------------------------------------------------------------
VP VALUE FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $11.156  (a)    $12.947  (a)    $11.638  (a)     $8.867
                           (b)    $11.050  (b)    $12.863  (b)    $11.597  (b)     $8.860
                           (c)    $10.945  (c)    $12.779  (c)    $11.557  (c)     $8.852
Ending AUV...............  (a)    $14.186  (a)    $11.156  (a)    $12.947  (a)    $11.638
                           (b)    $14.009  (b)    $11.050  (b)    $12.863  (b)    $11.597
                           (c)    $13.835  (c)    $10.945  (c)    $12.779  (c)    $11.557
Ending Number of AUs.....  (a)    102,578  (a)    108,806  (a)    162,013  (a)     86,242
                           (b)     17,894  (b)     24,616  (b)     34,008  (b)      9,780
                           (c)      7,681  (c)     10,499  (c)      9,559  (c)      1,561
-----------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC, (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.380  (a)    $10.534  (a)    $13.798  (a)    $15.216
                           (b)     $7.310  (b)    $10.465  (b)    $13.750  (b)    $15.203
                           (c)     $7.241  (c)    $10.397  (c)    $13.702  (c)    $15.189
Ending AUV...............  (a)     $9.170  (a)     $7.380  (a)    $10.534  (a)    $13.798
                           (b)     $9.056  (b)     $7.310  (b)    $10.465  (b)    $13.750
                           (c)     $8.943  (c)     $7.241  (c)    $10.397  (c)    $13.702
Ending Number of AUs.....  (a)     25,519  (a)     28,867  (a)     41,599  (a)     36,794
                           (b)     12,140  (b)     13,670  (b)     10,807  (b)      7,891
                           (c)        830  (c)        887  (c)        916  (c)        830
-----------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.548  (a)    $11.166  (a)    $12.895  (a)    $13.601
                           (b)     $8.467  (b)    $11.093  (b)    $12.850  (b)    $13.589
                           (c)     $8.387  (c)    $11.021  (c)    $12.804  (c)    $13.577
Ending AUV...............  (a)    $10.820  (a)     $8.548  (a)    $11.166  (a)    $12.895
                           (b)    $10.685  (b)     $8.467  (b)    $11.093  (b)    $12.850
                           (c)    $10.552  (c)     $8.387  (c)    $11.021  (c)    $12.804
Ending Number of AUs.....  (a)    211,462  (a)    323,740  (a)    306,552  (a)    175,212
                           (b)     33,768  (b)     46,490  (b)     65,010  (b)     53,964
                           (c)     15,868  (c)     20,740  (c)     17,566  (c)      7,278

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
-----------------------------------------------------------------------------------------
DISCIPLINED STOCK PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.329  (a)     $9.604  (a)    $11.230  (a)    $11.947
                           (b)     $7.259  (b)     $9.541  (b)    $11.191  (b)    $11.937
                           (c)     $7.190  (c)     $9.479  (c)    $11.152  (c)    $11.926
Ending AUV...............  (a)     $8.927  (a)     $7.329  (a)     $9.604  (a)    $11.230
                           (b)     $8.816  (b)     $7.259  (b)     $9.541  (b)    $11.191
                           (c)     $8.706  (c)     $7.190  (c)     $9.479  (c)    $11.152
Ending Number of AUs.....  (a)     13,198  (a)     21,416  (a)     33,414  (a)     39,806
                           (b)      2,055  (b)      2,883  (b)      3,278  (b)      3,406
                           (c)      1,773  (c)      1,623  (c)      1,847  (c)      1,622
-----------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.358  (a)     $9.657  (a)    $11.285  (a)    $10.970
                           (b)     $8.278  (b)     $9.594  (b)    $11.246  (b)    $10.961
                           (c)     $8.200  (c)     $9.531  (c)    $11.206  (c)    $10.951
Ending AUV...............  (a)    $11.238  (a)     $8.358  (a)     $9.657  (a)    $11.285
                           (b)    $11.098  (b)     $8.278  (b)     $9.594  (b)    $11.246
                           (c)    $10.960  (c)     $8.200  (c)     $9.531  (c)    $11.206
Ending Number of AUs.....  (a)     97,655  (a)     29,914  (a)     11,159  (a)      8,184
                           (b)      6,546  (b)      9,177  (b)      6,241  (b)        127
                           (c)        565  (c)        564  (c)          0  (c)        277
-----------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
-----------------------------------------------------------------------------------------
CAPITAL INCOME FUND II (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $6.542  (a)     $8.723  (a)    $10.254  (a)    $11.425
                           (b)     $6.480  (b)     $8.666  (b)    $10.218  (b)    $11.415
                           (c)     $6.418  (c)     $8.610  (c)    $10.182  (c)    $11.406
Ending AUV...............  (a)     $7.784  (a)     $6.542  (a)     $8.723  (a)    $10.254
                           (b)     $7.687  (b)     $6.480  (b)     $8.666  (b)    $10.218
                           (c)     $7.591  (c)     $6.418  (c)     $8.610  (c)    $10.182
Ending Number of AUs.....  (a)     20,481  (a)    109,411  (a)     35,903  (a)     27,400
                           (b)     10,620  (b)     18,867  (b)     12,587  (b)      4,598
                           (c)          0  (c)          0  (c)          0  (c)          0
-----------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.959  (a)     $8.963  (a)     $8.966  (a)     $9.909
                           (b)     $8.874  (b)     $8.905  (b)     $8.935  (b)     $9.901
                           (c)     $8.789  (c)     $8.847  (c)     $8.903  (c)     $9.892
Ending AUV...............  (a)    $10.797  (a)     $8.959  (a)     $8.963  (a)     $8.966
                           (b)    $10.662  (b)     $8.874  (b)     $8.905  (b)     $8.935
                           (c)    $10.529  (c)     $8.789  (c)     $8.847  (c)     $8.903
Ending Number of AUs.....  (a)    101,312  (a)    162,979  (a)    109,891  (a)     37,416
                           (b)      9,963  (b)      8,002  (b)      3,692  (b)        946
                           (c)      9,548  (c)     16,182  (c)      9,924  (c)      1,335
-----------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.449  (a)    $11.094  (a)    $15.941  (a)    $23.610
                           (b)     $8.369  (b)    $11.021  (b)    $15.886  (b)    $23.589
                           (c)     $8.290  (c)    $10.950  (c)    $15.830  (c)    $23.569
Ending AUV...............  (a)    $10.986  (a)     $8.449  (a)    $11.094  (a)    $15.941
                           (b)    $10.849  (b)     $8.369  (b)    $11.021  (b)    $15.886
                           (c)    $10.714  (c)     $8.290  (c)    $10.950  (c)    $15.830
Ending Number of AUs.....  (a)     44,264  (a)     34,171  (a)     23,357  (a)     19,923
                           (b)      5,219  (b)      5,046  (b)      5,319  (b)      5,196
                           (c)      2,258  (c)        464  (c)        464  (c)        840

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS
-----------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $5.710  (a)     $8.289  (a)    $10.175  (a)        N/A
                           (b)     $5.682  (b)     $8.272  (b)    $10.175  (b)        N/A
                           (c)     $5.653  (c)     $8.256  (c)    $10.175  (c)        N/A
Ending AUV...............  (a)     $6.923  (a)     $5.710  (a)     $8.289  (a)        N/A
                           (b)     $6.867  (b)     $5.682  (b)     $8.272  (b)        N/A
                           (c)     $6.813  (c)     $5.653  (c)     $8.256  (c)        N/A
Ending Number of AUs.....  (a)      1,534  (a)        982  (a)          0  (a)        N/A
                           (b)      3,098  (b)          0  (b)          0  (b)        N/A
                           (c)          0  (c)          0  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $5.921  (a)     $8.493  (a)    $10.132  (a)        N/A
                           (b)     $5.892  (b)     $8.475  (b)    $10.132  (b)        N/A
                           (c)     $5.862  (c)     $8.458  (c)    $10.132  (c)        N/A
Ending AUV...............  (a)     $7.747  (a)     $5.921  (a)     $8.493  (a)        N/A
                           (b)     $7.685  (b)     $5.892  (b)     $8.475  (b)        N/A
                           (c)     $7.623  (c)     $5.862  (c)     $8.458  (c)        N/A
Ending Number of AUs.....  (a)      3,031  (a)      4,930  (a)      1,514  (a)        N/A
                           (b)          0  (b)          0  (b)          0  (b)        N/A
                           (c)          0  (c)          0  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
-----------------------------------------------------------------------------------------
CORE EQUITY FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.643  (a)    $10.836  (a)    $12.072  (a)    $11.178
                           (b)     $8.369  (b)    $10.766  (b)    $12.030  (b)    $11.168
                           (c)     $8.480  (c)    $10.695  (c)    $11.987  (c)    $11.158
Ending AUV...............  (a)    $10.449  (a)     $8.643  (a)    $10.836  (a)    $12.072
                           (b)    $10.318  (b)     $8.369  (b)    $10.766  (b)    $12.030
                           (c)    $10.190  (c)     $8.480  (c)    $10.695  (c)    $11.987
Ending Number of AUs.....  (a)     16,789  (a)     18,967  (a)     45,022  (a)      4,652
                           (b)      4,457  (b)      7,978  (b)      5,977  (b)      3,898
                           (c)      6,579  (c)     12,116  (c)     12,982  (c)        389
-----------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.132  (a)     $9.691  (a)    $10.078  (a)        N/A
                           (b)     $8.091  (b)     $9.671  (b)    $10.078  (b)        N/A
                           (c)     $8.051  (c)     $9.652  (c)    $10.078  (c)        N/A
Ending AUV...............  (a)    $10.391  (a)     $8.132  (a)     $9.691  (a)        N/A
                           (b)    $10.307  (b)     $8.091  (b)     $9.671  (b)        N/A
                           (c)    $10.225  (c)     $8.051  (c)     $9.652  (c)        N/A
Ending Number of AUs.....  (a)     15,253  (a)     33,966  (a)     28,504  (a)        N/A
                           (b)         48  (b)      1,115  (b)      6,196  (b)        N/A
                           (c)      1,888  (c)      7,389  (c)      4,918  (c)        N/A
-----------------------------------------------------------------------------------------
HEALTH SCIENCES FUND (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.618  (a)    $10.226  (a)    $10.050  (a)        N/A
                           (b)     $7.580  (b)    $10.205  (b)    $10.050  (b)        N/A
                           (c)     $7.542  (c)    $10.185  (c)    $10.050  (c)        N/A
Ending AUV...............  (a)     $9.599  (a)     $7.618  (a)    $10.226  (a)        N/A
                           (b)     $9.522  (b)     $7.580  (b)    $10.205  (b)        N/A
                           (c)     $9.447  (c)     $7.542  (c)    $10.185  (c)        N/A
Ending Number of AUs.....  (a)     13,297  (a)     17,503  (a)     33,887  (a)        N/A
                           (b)         68  (b)         69  (b)      5,659  (b)        N/A
                           (c)        416  (c)      4,061  (c)      4,455  (c)        N/A

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
HIGH YIELD FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.289  (a)     $7.489  (a)     $8.928  (a)    $10.164
                           (b)     $7.220  (b)     $7.440  (b)     $8.897  (b)    $10.155
                           (c)     $7.152  (c)     $7.392  (c)     $8.866  (c)    $11.158
Ending AUV...............  (a)     $8.988  (a)     $7.289  (a)     $7.489  (a)     $8.928
                           (b)     $8.876  (b)     $7.220  (b)     $7.440  (b)     $8.897
                           (c)     $8.765  (c)     $7.152  (c)     $7.392  (c)     $8.866
Ending Number of AUs.....  (a)     93,615  (a)     95,615  (a)    159,083  (a)     19,545
                           (b)      2,963  (b)      1,871  (b)      1,555  (b)         91
                           (c)         30  (c)         37  (c)         37  (c)        385
-----------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.604  (a)    $10.110  (a)    $10.030  (a)        N/A
                           (b)    $10.551  (b)    $10.089  (b)    $10.030  (b)        N/A
                           (c)    $10.499  (c)    $10.069  (c)    $10.030  (c)        N/A
Ending AUV...............  (a)    $14.517  (a)    $10.604  (a)    $10.110  (a)        N/A
                           (b)    $14.401  (b)    $10.551  (b)    $10.089  (b)        N/A
                           (c)    $14.286  (c)    $10.499  (c)    $10.069  (c)        N/A
Ending Number of AUs.....  (a)      9,650  (a)     13,130  (a)         26  (a)        N/A
                           (b)      3,642  (b)      1,923  (b)        521  (b)        N/A
                           (c)        937  (c)      4,181  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $3.793  (a)     $7.236  (a)    $10.251  (a)        N/A
                           (b)     $3.774  (b)     $7.222  (b)    $10.251  (b)        N/A
                           (c)     $3.754  (c)     $7.207  (c)    $10.251  (c)        N/A
Ending AUV...............  (a)     $5.434  (a)     $3.793  (a)     $7.236  (a)        N/A
                           (b)     $5.391  (b)     $3.774  (b)     $7.222  (b)        N/A
                           (c)     $5.348  (c)     $3.754  (c)     $7.207  (c)        N/A
Ending Number of AUs.....  (a)     14,435  (a)     11,734  (a)     24,305  (a)        N/A
                           (b)      1,179  (b)          0  (b)      2,324  (b)        N/A
                           (c)          0  (c)          0  (c)      3,224  (c)        N/A
-----------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $2.799  (a)     $5.772  (a)    $10.282  (a)        N/A
                           (b)     $2.785  (b)     $5.760  (b)    $10.282  (b)        N/A
                           (c)     $2.771  (c)     $5.748  (c)    $10.282  (c)        N/A
Ending AUV...............  (a)     $3.708  (a)     $2.799  (a)     $5.772  (a)        N/A
                           (b)     $3.678  (b)     $2.785  (b)     $5.760  (b)        N/A
                           (c)     $3.649  (c)     $2.771  (c)     $5.748  (c)        N/A
Ending Number of AUs.....  (a)        705  (a)     10,698  (a)     15,797  (a)        N/A
                           (b)          0  (b)          0  (b)        447  (b)        N/A
                           (c)          0  (c)          0  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
-----------------------------------------------------------------------------------------
GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.147  (a)    $11.243  (a)    $15.150  (a)    $18.730
                           (b)     $8.070  (b)    $11.170  (b)    $15.097  (b)    $18.714
                           (c)     $7.993  (c)    $11.097  (c)    $15.044  (c)    $18.697
Ending AUV...............  (a)    $10.584  (a)     $8.147  (a)    $11.243  (a)    $15.150
                           (b)    $10.452  (b)     $8.070  (b)    $11.170  (b)    $15.097
                           (c)    $10.321  (c)     $7.993  (c)    $11.097  (c)    $15.044
Ending Number of AUs.....  (a)    182,105  (a)    212,276  (a)    235,512  (a)    237,471
                           (b)     31,644  (b)     41,521  (b)     64,363  (b)     68,359
                           (c)      6,092  (c)      4,722  (c)      5,606  (c)     19,043

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.227  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.227  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.227  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $12.266  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $12.237  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $12.208  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)     52,868  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     12,253  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)      2,869  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.136  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.136  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.136  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $14.438  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $14.404  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $14.370  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      2,095  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)         62  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.156  (a)    $11.477  (a)    $19.224  (a)    $32.871
                           (b)     $8.078  (b)    $11.402  (b)    $19.157  (b)    $32.843
                           (c)     $8.001  (c)    $11.328  (c)    $19.089  (c)    $32.819
Ending AUV...............  (a)    $10.865  (a)     $8.156  (a)    $11.477  (a)    $19.224
                           (b)    $10.730  (b)     $8.078  (b)    $11.402  (b)    $19.157
                           (c)    $10.596  (c)     $8.001  (c)    $11.328  (c)    $19.089
Ending Number of AUs.....  (a)     94,573  (a)    103,216  (a)    141,165  (a)    145,589
                           (b)     29,069  (b)     36,072  (b)     45,783  (b)     47,418
                           (c)      1,591  (c)      1,944  (c)      2,481  (c)      7,523
-----------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $9.006  (a)    $12.260  (a)    $16.031  (a)    $21.113
                           (b)     $8.921  (b)    $12.180  (b)    $15.975  (b)    $21.095
                           (c)     $8.836  (c)    $12.101  (c)    $15.919  (c)    $21.077
Ending AUV...............  (a)    $11.012  (a)     $9.006  (a)    $12.260  (a)    $16.031
                           (b)    $10.875  (b)     $8.921  (b)    $12.180  (b)    $15.975
                           (c)    $10.739  (c)     $8.836  (c)    $12.101  (c)    $15.919
Ending Number of AUs.....  (a)    128,306  (a)    148,528  (a)    200,762  (a)    192,697
                           (b)     30,964  (b)     44,202  (b)     60,706  (b)     43,541
                           (c)      2,524  (c)      2,204  (c)      2,134  (c)     13,719
-----------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
-----------------------------------------------------------------------------------------
EQUITY PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.670  (a)    $10.498  (a)    $11.507  (a)    $10.639
                           (b)     $8.588  (b)    $10.430  (b)    $11.466  (b)    $10.630
                           (c)     $8.506  (c)    $10.362  (c)    $11.426  (c)    $10.621
Ending AUV...............  (a)    $10.602  (a)     $8.670  (a)    $10.498  (a)    $11.507
                           (b)    $10.470  (b)     $8.588  (b)    $10.430  (b)    $11.466
                           (c)    $10.340  (c)     $8.506  (c)    $10.362  (c)    $11.426
Ending Number of AUs.....  (a)     15,302  (a)     16,544  (a)      8,314  (a)      3,777
                           (b)        135  (b)        914  (b)        313  (b)        109
                           (c)      3,864  (c)      3,467  (c)        400  (c)        400

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.941  (a)    $13.478  (a)    $11.522  (a)     $9.382
                           (b)    $10.837  (b)    $13.390  (b)    $11.482  (b)     $9.374
                           (c)    $10.735  (c)    $13.303  (c)    $11.442  (c)     $9.366
Ending AUV...............  (a)    $14.805  (a)    $10.941  (a)    $13.478  (a)    $11.522
                           (b)    $14.621  (b)    $10.837  (b)    $13.390  (b)    $11.482
                           (c)    $14.439  (c)    $10.735  (c)    $13.303  (c)    $11.442
Ending Number of AUs.....  (a)     92,270  (a)     76,804  (a)     90,888  (a)     30,039
                           (b)      8,713  (b)      6,137  (b)      9,106  (b)      2,809
                           (c)      9,690  (c)      7,205  (c)     10,884  (c)        844
-----------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
-----------------------------------------------------------------------------------------
AMERICA'S VALUE (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.000  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.000  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.000  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $12.215  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $12.191  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $12.166  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)        409  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.565  (a)    $13.071  (a)    $14.211  (a)    $11.333
                           (b)    $10.464  (b)    $12.986  (b)    $14.161  (b)    $11.324
                           (c)    $10.365  (c)    $12.902  (c)    $14.112  (c)    $11.314
Ending AUV...............  (a)    $13.649  (a)    $10.565  (a)    $13.071  (a)    $14.211
                           (b)    $13.479  (b)    $10.464  (b)    $12.986  (b)    $14.161
                           (c)    $13.311  (c)    $10.365  (c)    $12.902  (c)    $14.112
Ending Number of AUs.....  (a)    131,067  (a)    146,833  (a)    112,718  (a)     39,301
                           (b)     24,677  (b)     35,337  (b)     31,959  (b)     23,576
                           (c)     10,909  (c)     18,647  (c)     21,912  (c)      8,815
-----------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-----------------------------------------------------------------------------------------
FASCIANO PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.040  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.040  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.040  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $12.541  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $12.516  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $12.491  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      5,830  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $12.009  (a)    $11.561  (a)    $10.779  (a)    $10.212
                           (b)    $11.895  (b)    $11.486  (b)    $10.741  (b)    $10.203
                           (c)    $11.783  (c)    $11.411  (c)    $10.703  (c)    $10.194
Ending AUV...............  (a)    $12.129  (a)    $12.009  (a)    $11.561  (a)    $10.779
                           (b)    $11.978  (b)    $11.895  (b)    $11.486  (b)    $10.741
                           (c)    $11.830  (c)    $11.783  (c)    $11.411  (c)    $10.703
Ending Number of AUs.....  (a)     84,464  (a)    149,205  (a)     93,147  (a)     32,082
                           (b)      8,551  (b)     12,357  (b)      5,962  (b)      2,722
                           (c)      4,462  (c)     17,871  (c)      5,285  (c)      4,927

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $5.999  (a)     $8.610  (a)    $10.077  (a)        N/A
                           (b)     $5.969  (b)     $8.593  (b)    $10.077  (b)        N/A
                           (c)     $5.939  (c)     $8.575  (c)    $10.077  (c)        N/A
Ending AUV...............  (a)     $7.576  (a)     $5.999  (a)     $8.610  (a)        N/A
                           (b)     $7.516  (b)     $5.969  (b)     $8.593  (b)        N/A
                           (c)     $7.456  (c)     $5.939  (c)     $8.575  (c)        N/A
Ending Number of AUs.....  (a)      2,330  (a)      4,730  (a)     19,740  (a)        N/A
                           (b)      1,228  (b)          0  (b)      1,791  (b)        N/A
                           (c)      5,502  (c)          0  (c)     14,710  (c)        N/A
-----------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.578  (a)    $10.131  (a)    $10.573  (a)    $10.062
                           (b)     $7.506  (b)    $10.065  (b)    $10.536  (b)    $10.053
                           (c)     $7.435  (c)     $9.999  (c)    $10.499  (c)    $10.044
Ending AUV...............  (a)    $10.094  (a)     $7.578  (a)    $10.131  (a)    $10.573
                           (b)     $9.969  (b)     $7.506  (b)    $10.065  (b)    $10.536
                           (c)     $9.845  (c)     $7.435  (c)     $9.999  (c)    $10.499
Ending Number of AUs.....  (a)     34,996  (a)     23,358  (a)     22,911  (a)      3,119
                           (b)      2,104  (b)      8,962  (b)     10,109  (b)     10,486
                           (c)        851  (c)          0  (c)          0  (c)          0
-----------------------------------------------------------------------------------------
REGENCY PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.010  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.010  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.010  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $13.033  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $13.007  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $12.981  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)          0  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.035  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.035  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.035  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $10.516  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.494  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.474  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      8,171  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.010  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.010  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.010  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $10.112  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.092  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.071  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      1,425  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)      1,968  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST :
-----------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (INCEPTION DATE JANUARY 2, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.579  (a)     $9.155  (a)     $9.867  (a)        N/A
                           (b)     $7.534  (b)     $9.128  (b)     $9.867  (b)        N/A
                           (c)     $7.488  (c)     $9.100  (c)     $9.867  (c)        N/A
Ending AUV...............  (a)     $9.138  (a)     $7.579  (a)     $9.155  (a)        N/A
                           (b)     $9.056  (b)     $7.534  (b)     $9.128  (b)        N/A
                           (c)     $8.974  (c)     $7.488  (c)     $9.100  (c)        N/A
Ending Number of AUs.....  (a)     39,115  (a)     27,539  (a)     22,915  (a)        N/A
                           (b)      2,019  (b)        636  (b)      5,814  (b)        N/A
                           (c)          0  (c)          0  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
EUROPE PORTFOLIO (INCEPTION DATE JANUARY 2, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $5.992  (a)     $7.508  (a)     $9.944  (a)        N/A
                           (b)     $5.956  (b)     $7.485  (b)     $9.944  (b)        N/A
                           (c)     $5.920  (c)     $7.462  (c)     $9.944  (c)        N/A
Ending AUV...............  (a)     $7.854  (a)     $5.992  (a)     $7.508  (a)        N/A
                           (b)     $7.784  (b)     $5.956  (b)     $7.485  (b)        N/A
                           (c)     $7.714  (c)     $5.920  (c)     $7.462  (c)        N/A
Ending Number of AUs.....  (a)     13,361  (a)      7,715  (a)      5,145  (a)        N/A
                           (b)      1,368  (b)        108  (b)          0  (b)        N/A
                           (c)      1,870  (c)        451  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
FUND PORTFOLIO (INCEPTION DATE JANUARY 2, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $6.980  (a)     $8.766  (a)     $9.835  (a)        N/A
                           (b)     $6.938  (b)     $8.740  (b)     $9.835  (b)        N/A
                           (c)     $6.896  (c)     $8.714  (c)     $9.835  (c)        N/A
Ending AUV...............  (a)     $8.496  (a)     $6.980  (a)     $8.766  (a)        N/A
                           (b)     $8.420  (b)     $6.938  (b)     $8.740  (b)        N/A
                           (c)     $8.344  (c)     $6.896  (c)     $8.714  (c)        N/A
Ending Number of AUs.....  (a)     26,971  (a)     15,978  (a)     10,056  (a)        N/A
                           (b)      1,354  (b)      1,358  (b)      1,226  (b)        N/A
                           (c)        392  (c)        451  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
ROYCE CAPITAL FUNDS:
-----------------------------------------------------------------------------------------
MICRO-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.052  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.052  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.052  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $14.758  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $14.728  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $14.698  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)     10,534  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)        572  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $9.982  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     $9.982  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)     $9.982  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $13.929  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $13.901  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $13.873  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      6,123  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)      1,615  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)      4,154  (c)        N/A  (c)        N/A  (c)        N/A

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------
JUNO PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.000  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.000  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.000  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)     $9.835  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     $9.815  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)     $9.796  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)        236  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
MEDIUS PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.000  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.000  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.000  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $14.826  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $14.796  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $14.766  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      4,892  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)        304  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
MEKROS PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.014  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.014  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.014  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $15.818  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $15.787  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $15.755  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      9,175  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)      1,778  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
NOVA PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.228  (a)    $11.405  (a)    $15.135  (a)    $18.407
                           (b)     $7.171  (b)    $11.348  (b)    $15.105  (b)    $18.407
                           (c)     $7.113  (c)    $11.291  (c)    $15.074  (c)    $18.407
Ending AUV...............  (a)     $9.922  (a)     $7.228  (a)    $11.405  (a)    $15.135
                           (b)     $9.813  (b)     $7.171  (b)    $11.348  (b)    $15.105
                           (c)     $9.706  (c)     $7.113  (c)    $11.291  (c)    $15.074
Ending Number of AUs.....  (a)    117,891  (a)     59,224  (a)    245,799  (a)     81,027
                           (b)      4,679  (b)      5,748  (b)      4,299  (b)      1,789
                           (c)      1,131  (c)        251  (c)      4,752  (c)        251
-----------------------------------------------------------------------------------------
OTC PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $9.106  (a)    $15.102  (a)    $23.626  (a)    $39.086
                           (b)     $9.033  (b)    $15.026  (b)    $23.578  (b)    $39.086
                           (c)     $8.960  (c)    $14.951  (c)    $23.531  (c)    $39.086
Ending AUV...............  (a)    $13.058  (a)     $9.106  (a)    $15.102  (a)    $23.626
                           (b)    $12.914  (b)     $9.033  (b)    $15.026  (b)    $23.578
                           (c)    $12.773  (c)     $8.960  (c)    $14.951  (c)    $23.531
Ending Number of AUs.....  (a)     77,258  (a)     94,290  (a)    159,385  (a)     64,506
                           (b)      5,543  (b)      7,427  (b)     14,656  (b)      4,788
                           (c)      2,033  (c)      3,369  (c)      4,095  (c)        808

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
SECTOR ROTATION PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.025  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.025  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.025  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $12.498  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $12.473  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $12.448  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      5,549  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)         72  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
URSA PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $9.985  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     $9.985  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)     $9.985  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)     $8.020  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     $8.003  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)     $7.987  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)        286  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.014  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.014  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.014  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)     $9.667  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     $9.648  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)     $9.629  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      1,212  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)      1,853  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $9.947  (a)    $10.040  (a)    $10.000  (a)        N/A
                           (b)     $9.897  (b)    $10.020  (b)    $10.000  (b)        N/A
                           (c)     $9.847  (c)    $10.000  (c)    $10.000  (c)        N/A
Ending AUV...............  (a)     $9.809  (a)     $9.947  (a)    $10.040  (a)        N/A
                           (b)     $9.731  (b)     $9.897  (b)    $10.020  (b)        N/A
                           (c)     $9.654  (c)     $9.847  (c)    $10.000  (c)        N/A
Ending Number of AUs.....  (a)     24,995  (a)  2,939,055  (a)    274,730  (a)        N/A
                           (b)     19,051  (b)      7,674  (b)      2,135  (b)        N/A
                           (c)        423  (c)          0  (c)          0  (c)        N/A
-----------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $3.610  (a)     $5.742  (a)     $5.542  (a)    $10.000
                           (b)     $3.581  (b)     $5.713  (b)     $5.531  (b)    $10.000
                           (c)     $3.553  (c)     $5.684  (c)     $5.520  (c)    $10.000
Ending AUV...............  (a)     $5.129  (a)     $3.610  (a)     $5.742  (a)     $5.542
                           (b)     $5.073  (b)     $3.581  (b)     $5.713  (b)     $5.531
                           (c)     $5.016  (c)     $3.553  (c)     $5.684  (c)     $5.520
Ending Number of AUs.....  (a)     55,973  (a)     63,836  (a)    150,827  (a)    119,443
                           (b)     12,508  (b)     15,342  (b)     20,047  (b)      8,243
                           (c)        427  (c)      3,516  (c)      5,867  (c)        427

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $3.472  (a)     $5.162  (a)     $6.729  (a)    $10.000
                           (b)     $3.444  (b)     $5.136  (b)     $6.716  (b)    $10.000
                           (c)     $3.416  (c)     $5.110  (c)     $6.702  (c)    $10.000
Ending AUV...............  (a)     $4.658  (a)     $3.472  (a)     $5.162  (a)     $6.729
                           (b)     $4.607  (b)     $3.444  (b)     $5.136  (b)     $6.716
                           (c)     $4.556  (c)     $3.416  (c)     $5.110  (c)     $6.702
Ending Number of AUs.....  (a)     32,598  (a)     27,670  (a)     60,586  (a)     66,508
                           (b)      5,872  (b)      7,286  (b)     10,479  (b)      6,568
                           (c)      1,255  (c)          0  (c)      9,568  (c)      1,123
-----------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
-----------------------------------------------------------------------------------------
MID CAP GROWTH FUND II (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.262  (a)    $13.423  (a)    $19.665  (a)    $25.427
                           (b)     $8.183  (b)    $13.336  (b)    $19.596  (b)    $25.405
                           (c)     $8.104  (c)    $13.249  (c)    $19.527  (c)    $25.383
Ending AUV...............  (a)    $10.094  (a)     $8.262  (a)    $13.423  (a)    $19.665
                           (b)    $10.798  (b)     $8.183  (b)    $13.336  (b)    $19.596
                           (c)    $10.662  (c)     $8.104  (c)    $13.249  (c)    $19.527
Ending Number of AUs.....  (a)    100,916  (a)     88,623  (a)    111,282  (a)     95,175
                           (b)     16,913  (b)     23,551  (b)     31,839  (b)     29,070
                           (c)      3,523  (c)      1,752  (c)      6,674  (c)     19,534
-----------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II : (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.431  (a)    $14.455  (a)    $15.224  (a)    $14.103
                           (b)    $10.332  (b)    $14.361  (b)    $15.170  (b)    $14.091
                           (c)    $10.234  (c)    $14.267  (c)    $15.117  (c)    $14.079
Ending AUV...............  (a)    $14.093  (a)    $10.431  (a)    $14.455  (a)    $15.224
                           (b)    $13.917  (b)    $10.332  (b)    $14.361  (b)    $15.170
                           (c)    $13.744  (c)    $10.234  (c)    $14.267  (c)    $15.117
Ending Number of AUs.....  (a)     58,919  (a)     88,945  (a)     78,954  (a)     40,326
                           (b)      9,503  (b)     19,295  (b)     22,195  (b)     18,437
                           (c)      3,144  (c)      4,805  (c)     11,916  (c)      1,646
-----------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
-----------------------------------------------------------------------------------------
VARIABLE ANNUITY TRUST (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.014  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.014  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.014  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $13.744  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $13.716  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $13.689  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      4,721  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)        831  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)         65  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
LEVCO SERIES TRUST:
-----------------------------------------------------------------------------------------
LEVCO EQUITY VALUE FUND (INCEPTION DATE 1, 2001) (CLOSED TO NEW MONEY.)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $8.600  (a)     $9.988  (a)        N/A  (a)        N/A
                           (b)     $8.586  (b)     $9.988  (b)        N/A  (b)        N/A
                           (c)     $8.572  (c)     $9.988  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $10.903  (a)     $8.600  (a)        N/A  (a)        N/A
                           (b)    $10.853  (b)     $8.586  (b)        N/A  (b)        N/A
                           (c)    $10.803  (c)     $8.572  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)     23,553  (a)        664  (a)        N/A  (a)        N/A
                           (b)      3,205  (b)          0  (b)        N/A  (b)        N/A
                           (c)      4,775  (c)          0  (c)        N/A  (c)        N/A

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
-----------------------------------------------------------------------------------------
WORLDWIDE ABSOLUTE RETURN FUND ((INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.000  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.000  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.000  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)     $9.926  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     $9.906  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)     $9.886  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)          0  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)          0  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A
-----------------------------------------------------------------------------------------
WORLDWIDE BOND FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $11.288  (a)     $9.409  (a)    $10.057  (a)     $9.858
                           (b)    $11.181  (b)     $9.348  (b)    $10.021  (b)     $9.849
                           (c)    $11.075  (c)     $9.287  (c)     $9.986  (c)     $9.841
Ending AUV...............  (a)    $13.153  (a)    $11.288  (a)     $9.409  (a)    $10.057
                           (b)    $12.989  (b)    $11.181  (b)     $9.348  (b)    $10.021
                           (c)    $12.827  (c)    $11.075  (c)     $9.287  (c)     $9.986
Ending Number of AUs.....  (a)     15,309  (a)     32,254  (a)      9,280  (a)      8,275
                           (b)      2,184  (b)      9,145  (b)      5,024  (b)      1,478
                           (c)      1,112  (c)        992  (c)        834  (c)          0
-----------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.068  (a)     $7.382  (a)     $7.625  (a)    $14.919
                           (b)     $7.000  (b)     $7.334  (b)     $7.598  (b)    $14.906
                           (c)     $6.934  (c)     $7.286  (c)     $7.571  (c)    $14.893
Ending AUV...............  (a)    $10.747  (a)     $7.068  (a)     $7.382  (a)     $7.625
                           (b)    $10.613  (b)     $7.000  (b)     $7.334  (b)     $7.598
                           (c)    $10.481  (c)     $6.934  (c)     $7.286  (c)     $7.571
Ending Number of AUs.....  (a)     66,558  (a)     55,379  (a)     37,835  (a)     30,430
                           (b)      3,755  (b)      1,568  (b)      1,256  (b)        543
                           (c)      1,963  (c)        356  (c)        226  (c)      1,775
-----------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $7.827  (a)     $8.170  (a)     $9.253  (a)     $7.839
                           (b)     $7.752  (b)     $8.117  (b)     $9.220  (b)     $7.832
                           (c)     $7.679  (c)     $8.064  (c)     $9.188  (c)     $7.825
Ending AUV...............  (a)    $11.197  (a)     $7.827  (a)     $8.170  (a)     $9.253
                           (b)    $11.058  (b)     $7.752  (b)     $8.117  (b)     $9.220
                           (c)    $10.920  (c)     $7.679  (c)     $8.064  (c)     $9.188
Ending Number of AUs.....  (a)     28,033  (a)     27,991  (a)      6,942  (a)      1,197
                           (b)     13,568  (b)      2,870  (b)        276  (b)          0
                           (c)      9,513  (c)     12,487  (c)          0  (c)          0
-----------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND (INCEPTION DATE FEBRUARY 11, 2000)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)     $9.560  (a)    $10.150  (a)     $9.772  (a)     $8.068
                           (b)     $9.469  (b)    $10.084  (b)     $9.738  (b)     $8.061
                           (c)     $9.379  (c)    $10.018  (c)     $9.704  (c)     $8.054
Ending AUV...............  (a)    $12.679  (a)     $9.560  (a)    $10.150  (a)     $9.772
                           (b)    $12.521  (b)     $9.469  (b)    $10.084  (b)     $9.738
                           (c)    $12.366  (c)     $9.379  (c)    $10.018  (c)     $9.704
Ending Number of AUs.....  (a)     10,594  (a)     17,290  (a)     27,096  (a)      4,625
                           (b)      2,214  (b)      3,816  (b)      6,212  (b)      4,435
                           (c)      2,150  (c)      8,120  (c)      2,845  (c)        238

--------------------------------------------------------------------------------

                                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------
VARIABLE INSURANCE FUNDS:
-----------------------------------------------------------------------------------------
CHOICE MARKET NEUTRAL FUND (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------------------------------------------
Beginning AUV............  (a)    $10.000  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.000  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.000  (c)        N/A  (c)        N/A  (c)        N/A
Ending AUV...............  (a)    $10.154  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)    $10.134  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)    $10.113  (c)        N/A  (c)        N/A  (c)        N/A
Ending Number of AUs.....  (a)      2,046  (a)        N/A  (a)        N/A  (a)        N/A
                           (b)     50,344  (b)        N/A  (b)        N/A  (b)        N/A
                           (c)          0  (c)        N/A  (c)        N/A  (c)        N/A

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APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

  Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

  The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40/86 SERIES TRUST (FORMERLY, CONSECO SERIES TRUST)

  40/86 Series Trust is managed by 40/86 Advisors, Inc. (formerly Conseco Capital Management, Inc.) 40/86 Series Trust is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the
Contract:

40/86 SERIES TRUST BALANCED PORTFOLIO (FORMERLY, BALANCED PORTFOLIO)

  The 40/86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

40/86 SERIES TRUST EQUITY PORTFOLIO (FORMERLY, EQUITY PORTFOLIO)

  The 40/86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. Normally invests at least 80% of its assets in U.S. common stock, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40/86 SERIES TRUST FIXED INCOME PORTFOLIO (FORMERLY, FIXED INCOME PORTFOLIO)

  The 40/86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. Normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40/86 SERIES TRUST FOCUS 20 PORTFOLIO (FORMERLY, CONSECO 20 FOCUS PORTFOLIO)

  The 40/86 Series Trust Focus 20 Portfolio seeks capital appreciation. Using a top-down approach, seeks to maximize returns over a market cycle. Starts by establishing a global economic outlook, focusing on interest rate anticipation, then concentrates on investments in specific industries. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 15-25 common stocks.

40/86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO (FORMERLY, GOVERNMENT SECURITIES PORTFOLIO)

  The Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. Normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40/86 SERIES TRUST HIGH YIELD PORTFOLIO (FORMERLY, HIGH YIELD PORTFOLIO)

  The 40/86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40/86 SERIES TRUST MONEY MARKET PORTFOLIO (FORMERLY, MONEY MARKET PORTFOLIO)

  The 40/86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

  The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for INVESCO VIF--Core Equity Fund, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, and INVESCO VIF--Technology Fund. The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

  The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth

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potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

  The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidcapTM Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

  The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." The funds investments may include investments in synthetic instruments. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. REAL ESTATE FUND - SERIES I SHARES
(FORMERLY KNOWN AS INVESCO VIF--REAL ESTATE OPPORTUNITY FUND).

  The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. The fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. The fund may invest up to 25% of its total assets in foreign securities.

INVESCO VIF--CORE EQUITY FUND - SERIES I SHARES

  The INVESCO VIF--Core Equity Fund seeks to provide high total return through both growth and income from these investments. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

INVESCO VIF--FINANCIAL SERVICES FUND - SERIES I SHARES

  The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND - SERIES I SHARES

  The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--TECHNOLOGY FUND - SERIES I SHARES

  The INVESCO VIF--Technology Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

  The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

  The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

  The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money,

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up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

  The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

  The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY VP INCOME & GROWTH FUND

  The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY VP INFLATION PROTECTION FUND

  The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY VP INTERNATIONAL FUND

  The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY VP VALUE FUND

  The American Century VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

  The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

  The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

  The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

  The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND
(INITIAL SHARES)

  The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

  The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

  The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

  Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and

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the Federated International Small Company Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

  The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FEDERATED HIGH INCOME BOND FUND II
(PRIMARY SHARES)

  The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

  The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

  First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

  First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

JANUS ASPEN SERIES

  Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH PORTFOLIO
(INSTITUTIONAL SHARES)

  The Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

JANUS ASPEN MID CAP GROWTH PORTFOLIO
(INSTITUTIONAL SHARES)

  The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO
(INSTITUTIONAL SHARES)

  The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN SERIES INTERNATIONAL GROWTH
PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Series International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(INSTITUTIONAL SHARES)

  The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. The investment

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manager is a division of Lazard Freres & Co., LLC, a DE limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

  Seeks long-term capital appreciation. Uses a bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-90 securities, with a market capitalization of $300 million or greater, that are domiciled in countries that comprise the MSCI Emerging Markets Free-Registered Trademark-Index.

LAZARD RETIREMENT EQUITY PORTFOLIO

  The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500-Registered Trademark- Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

  Seeks long-term capital appreciation. A bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-80 securities, with a market capitalization of $3 billion or greater, that are domiciled in countries that comprise the MSCI EAFE-Registered Trademark- Index.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

  The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000-Registered Trademark- Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

  Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

  The Lord Abbett Series Fund, Inc.--America's Value Portfolio seeks current income and capital appreciation through investments in equity securities of companies with market capitalization greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Fund generally uses a value approach to identify particular investments. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Fund also normally invests at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

  The Lord Abbett Series Fund, Inc.--Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that are believed to be undervalued. The Fund normally invests at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization threshold may vary in response to changes in the markets. In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to Lord Abbett's assessment of their potential value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed

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by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

  The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

NEUBERGER BERMAN AMT INTERNATIONAL PORTFOLIO

  Seeks long-term growth of capital. Invests in foreign companies of any size in developed and emerging industrialized markets. Manager looks for undervalued, well-managed companies with potential for above average growth. Seeks to reduce risk by diversifying among many industries. Generally intends to remain well-diversified across countries and geographical regions, but may invest a significant portion of assets in one country or region. Manager follows a disciplined selling strategy, selling stocks when they fail to perform as expected or when other opportunities appear more attractive.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

  The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

  The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

  The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

  The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include: strong fundamentals, such as a company's financial, operational, and competitive positions, consistent cash flow and a sound earnings record through all phases of the market cycle. The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

  Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies. Seeks to reduce risk by investing across many different industries. Pursues research-driven and valuation-sensitive approach to stock selection, identifying stocks in well-positioned businesses believed to be undervalued in the market. Looks for those showing leadership in three areas: 1) environmental concerns, 2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Fund also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. Does not invest in companies that derive revenue primarily from non-consumer sales to the military. Follows a disciplined selling strategy and may sell stock when it reaches target price, fails to perform as expected, or when other opportunities appear more attractive.

PIMCO VARIABLE INSURANCE TRUST

  The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT MONEY MARKET PORTFOLIO

  Seeks Maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. May invest up to 5% of its total assets in money

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market securities that are in the second-highest rating category for short-term obligations. Invests only in US dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity will not exceed 90 days. Attempts to maintain a stable net asset value of $1.00 per share.

PIMCO VIT REAL RETURN PORTFOLIO

  The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2003 was 7.30 years.

PIMCO VIT SHORT TERM PORTFOLIO

  Seeks Maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invests at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

PIMCO VIT TOTAL RETURN PORTFOLIO

  The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. "Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.

PIONEER VARIABLE CONTRACTS TRUST
(CLASS II SHARES)

  Pioneer Variable Contracts Trust is managed by Pioneer Investment
Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II Investment Portfolios are available under the Contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

  The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

  The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

  The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

ROYCE CAPITAL FUND

  Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

  Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80%

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of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

  Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce invests the Fund's assets primarily in equity securities issued by small companies. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of small-cap companies (which is defined as companies with stock market capitalizations less than $2 billion at the time of investment).

RYDEX VARIABLE TRUST

  Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following Investment Portfolios are available under the Contract:

RYDEX ARKTOS FUND

  The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index-Registered Trademark- (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

RYDEX BANKING FUND

  The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SBC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX BASIC MATERIALS

  The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX BIOTECHNOLOGY FUND

  The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX CONSUMER PRODUCTS

  The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care

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products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ELECTRONICS FUND

  The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY FUND

  The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY SERVICES FUND

  The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX FINANCIAL SERVICES FUND

  The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX HEALTH CARE FUND

  The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX INTERNET FUND

  The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of

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Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internetrelated businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX INVERSE DYNAMIC DOW 30 FUND

  The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index"). The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Under normal circumstances, the Inverse Dynamic Dow 30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RYDEX INVERSE MID-CAP FUND

  The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX INVERSE SMALL-CAP FUND

  The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index-Registered Trademark- (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX JUNO FUND

  The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RYDEX LARGE CAP EUROPE FUND

  The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index-SM-. The Fund invests principally in securities of companies included in the Dow Jones STOXX 50

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Index-SM- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX LARGE CAP JAPAN FUND

  The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX LARGE CAP GROWTH FUND

  The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LARGE CAP VALUE FUND

  The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LEISURE FUND

  The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX LONG DYNAMIC FUND

  The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index") The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RYDEX MEDIUS FUND

  The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index. The Fund invests principally in securities of companies included on the S&P MidCap 400-Registered Trademark-Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's

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exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MEKROS FUND

  The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index-Registered Trademark-. The Fund invests principally in securities of companies included on the Russell 2000 Index-Registered Trademark- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MID-CAP GROWTH FUND

  The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX MID-CAP VALUE FUND

  The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX NOVA FUND

  The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500-Registered Trademark- Index (the "underlying index"). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RYDEX OTC FUND

  The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index-Registered Trademark-(the "underlying index"). The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RYDEX PRECIOUS METALS FUND

  The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

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RYDEX REAL ESTATE SECTOR FUND

  The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX RETAILING FUND

  The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX SECTOR ROTATION FUND

  The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RYDEX SMALL-CAP GROWTH FUND

  The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX SMALL-CAP VALUE FUND

  The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX TECHNOLOGY FUND

  The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are Companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

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RYDEX TELECOMMUNICATIONS FUND

  The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX TITAN 500 FUND

  The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500-Registered Trademark- Index (the "underlying index"). The Titan 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective Without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RYDEX TRANSPORTATION FUND

  The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts supplier; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX URSA FUND

  The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500-Registered Trademark-Index (the "underlying index"). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX U.S. GOVERNMENT BOND FUND

  The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

  The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RYDEX UTILITIES FUND

  The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy, water supply, waste and sewage disposal; and companies

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that receive and majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX VELOCITY 100 FUND

  The Velocity 100 Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index-Registered Trademark- (the "underlying index"). The Velocity 100 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to The Fund also may purchase equity securities.

SALOMON BROTHERS ASSET MANAGEMENT INC

  Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a subsidiary of Citigroup Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provide a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2003, Salomon Brothers had approximately $65.1B in assets under management.

SALOMON BROTHERS VARIABLE ALL CAP FUND (CLASS I)

  The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. The manager looks for undervalued stocks of temporarily out-of-favor companies. Investments selected primarily for capital appreciation potential; secondary consideration is given to a company's dividend record and improved dividend return potential. Generally invests in large, well-known companies, but may also invest significantly in small- to medium-sized companies when they offer more attractive value opportunities. Pursues a two-step stock selection process:
1) using proprietary models and fundamental research to try to identify stocks that are underpriced relative to their fundamental value and 2) looking for a positive catalyst in the company's near-term outlook that may accelerate earnings or improve the value of the company's assets. Emphasizes companies in sectors believed to be undervalued relative to other sectors.

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND (CLASS I)

  The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. The manager emphasizes individual security selection while diversifying the fund's investments across sectors. The manager attempts to identify large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified. The fund may invest up to 10% of its net assets in equity securities of foreign issuers.

SALOMON BROTHERS VARIABLE STRATEGIC FUND (CLASS I)

  The fund seeks to maximize total return, consistent with the preservation of capital. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. Manager has broad discretion to allocate assets among the following segments of the international fixed income market: US government obligations, mortgage- and asset-backed securities, investment and non-investment grade securities, US and foreign corporate debt, investment and non-investment grade sovereign debt (including issuers in emerging markets). Invests across a range of credit qualities. May invest substantially in obligations rated below investment grade. The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. To create optimal risk/ return allocation of assets, manager uses a combination of quantitative models that seek to measure relative risks and opportunities of each fixed income market segment based upon economic, market, political, currency and technical data. After making sector allocations, manager uses traditional credit analysis to identify individual securities for the fund's portfolio.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND (CLASS I)

  The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. Invests in a broad range of equity and fixed income securities of U.S. and foreign issuers. Varies allocations between equity and fixed income securities depending on manager's

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view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market circumstances at least 40% of the fund's assets are allocated to equities. Fixed income securities are primarily investment-grade but the fund may invest up to 20% of its assets in below-investment-grade nonconvertible fixed income securities ("junk bonds"). The fund may invest in fixed income securities of any maturity. In selecting stocks, manager pursues bottom-up analysis, focusing on large-cap companies with favorable dividend yields and price to earnings ratios and stocks that are less volatile than the market as a whole, among other factors. In selecting debt securities, the manager considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates, such as fundamental economic indicators, Fed monetary policy and the relative value of the US dollar compared to other currencies. Manager then selects individual debt securities based upon the terms of the securities (such as yields compared to US Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

SELIGMAN PORTFOLIOS, INC.

  Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

  The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

  The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following Investment Portfolio is available under the Contract:

STRONG OPPORTUNITY FUND II

  The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following Investment Portfolio is available under the Contract:

STRONG MID CAP GROWTH FUND II

  The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

THIRD AVENUE VARIABLE SERIES TRUST

  The Third Avenue Variable Series Trust is a mutual fund with multiple portfolios. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

  The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

  Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

  The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

  The Van Eck Worldwide Bond Fund seeks high total return--income plus capital-appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

  The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

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VAN ECK WORLDWIDE HARD ASSETS FUND

  The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

  The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that are principally engaged in the real estate industry.

VARIABLE INSURANCE FUNDS

  The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Investment Management, LLC is the investment adviser for the Funds. The following Investment Portfolio is available under the Contract:

CHOICE VIT MARKET NEUTRAL FUND

  The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account H
Performance Calculations
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

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                                 (cut along dotted line)

     If you would like a free copy of the Statement of Additional Information (Form #
     JNL-PLUS-SAI-H-0504) dated May 1, 2004 for this Prospectus, please complete this form, detach, and mail to:

                        Jefferson National Life Insurance Company
                                  Administrative Office
                                      P.O. Box 36840
                                Louisville, Kentucky 40233

     Please send me a free copy of the Statement of Additional Information for the
     Jefferson National Life Insurance Annuity Account H fixed and variable annuity at the following address:

     Name: ------------------------------------------------------------------------

     Mailing Address: ---------------------------------------------------------------

     -------------------------------------------------------------------------------
                                        Sincerely,

     -------------------------------------------------------------------------------
                                       (Signature)
------------------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

-C- 2004, Jefferson National Life Insurance Company         JNL-PLUS-PROS-H-0504

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2004


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account H (the "Separate Account"), dated May 1, 2004. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                                 PAGE
GENERAL INFORMATION                                                                1
   General Information Regarding Jefferson National Life Insurance Company         1
   Jefferson National Life Annuity Account H                                       1

PERFORMANCE RELATED INFORMATION                                                    2

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                            3

PUBLISHED RATINGS                                                                  6

ADMINSTRATION                                                                      6

ANNUITY PROVISIONS                                                                 6

DISTRIBUTION                                                                       7
   Reduction or Elimination of the Contingent Deferred Sales Charge                7

FINANCIAL STATEMENTS                                                               8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H:

Jefferson National Life Annuity Account H, also referred to as the "Separate Account", was established on November 1, 1999 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account
H. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (Investment Company Act). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives; policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-accounts. Performance information about a Sub-account is based on the Sub-account's past performance only and is no indication of future performance.

When a Sub-account advertises its standardized total return, it will usually be calculated since the date of the Sub-account's inception for one year, five years, and ten years or some other relevant periods if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Investment Portfolio Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Contract Maintenance Fee or Transfer Fees.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-accounts have been in existence for the same periods as the underlying Investment Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-accounts. Non-standardized total return calculations reflect a deduction for Investment Portfolio Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge, Transfer Fee or the Contract Maintenance Fee. This means the non-standardized total return for a Sub-account is higher than the standardized total return for a Sub-account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Contract Maintenance Fee.

A money market Sub-account may advertise yield and effective yield. The yield of a Sub-account is based upon the income earned by the Sub-account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Contract Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

We may also disclose non-standardized total return for time periods before a Sub-account commenced operations. This performance data is based on the actual performance of the Investment Portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Sub-accounts under the Contract.

We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Investment Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Sub-accounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Sub-accounts or the investment funds.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue
Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age
59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertsiements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY



STATUTORY-BASIS FINANCIAL
STATEMENTS AND REPORT OF
INDEPENDENT AUDITORS

Years Ended December 31, 2003 and 2002

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------

CONTENTS                                                                    PAGE
Report of Independent Auditors............................................     2
Statutory-Basis Balance Sheets............................................     3
Statutory-Basis Statements of Operations..................................     4
Statutory-Basis Statements of Changes in Capital and Surplus..............     5
Statutory-Basis Statements of Cash Flow...................................     6
Notes to Statutory-Basis Financial Statements.............................     7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
REPORT OF INDEPENDENT AUDITORS


--------------------------------------------------------------------------------

BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   We have audited the accompanying statutory-basis balance sheets of Jefferson National Life Insurance Company (formerly Conseco Variable Insurance Company) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

   In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

   However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

/s/ Ernst & Young LLP

New York, New York
April 23, 2004

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                              DECEMBER 31,
                                                                         2003            2002
                                                                      ----------      ----------
ASSETS
   Investments and Cash:
      Bonds ........................................................  $  571,081      $  600,024
      Preferred stocks .............................................       3,345           3,345
      Common stocks ................................................          --              10
      Mortgage loans on real estate ................................      18,222          21,790
      Policyholder loans ...........................................      22,843          22,435
      Short-term investments .......................................      13,772          82,000
      Cash (overdraft) .............................................       7,032          (6,453)
                                                                      ----------      ----------
      Total investments and cash ...................................     636,295         723,151
   Accrued investment income .......................................       6,657           9,154
   Federal income tax recoverable ..................................       5,150              --
   Deferred taxes ..................................................       3,403           4,166
   Amounts recoverable on reinsurance ceded ........................         478          13,139
   Other admitted assets ...........................................       5,105           1,876
   Separate account assets .........................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total assets .................................................  $1,698,165      $1,868,076
                                                                      ==========      ==========

LIABILITIES
   Policy and contract reserves ....................................  $  619,627      $  692,622
   Claim reserves ..................................................         642             286
   Reinsurance payable .............................................          --          19,161
   Accounts payable and accrued expenses ...........................         307           3,971
   Due to parent ...................................................       2,659           1,255
   Asset valuation reserve .........................................       3,476           1,066
   Interest maintenance reserve ....................................       1,400           3,163
   Transfers from separate accounts ................................     (34,535)        (39,743)
   Federal income tax payable ......................................          --           9,259
   Other liabilities ...............................................       7,987           5,254
   Separate account liabilities ....................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total liabilities ............................................   1,642,640       1,812,884

CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding ..........       5,009           5,009
   Paid in surplus .................................................       8,991          41,028
                                                                      ----------      ----------
      Total capital ................................................      14,000          46,037
   Unassigned surplus ..............................................      16,167         (32,038)
   Special surplus funds ...........................................      25,358          41,193
                                                                      ----------      ----------
      Total capital and surplus ....................................      55,525          55,192
                                                                      ----------      ----------
      Total liabilities and capital and surplus ....................  $1,698,165      $1,868,076
                                                                      ==========      ==========



         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31,
                                                                        2003          2002
                                                                     ----------    ----------
REVENUES
   Premium, annuity and other considerations .......................  $135,778      $308,565
   Net investment income ...........................................    38,886        57,269
   Reserve adjustment on reinsurance ceded .........................    (1,582)     (503,679)
   Commission and expense allowances on reinsurance ceded ..........    30,287        39,274
   Amortization of the interest maintenance reserve ................     1,813         2,116
   Fee income ......................................................     8,085        18,027
   Other revenues ..................................................    16,033         3,867
                                                                      --------      --------
      Total revenues ...............................................   229,300       (74,561)

BENEFITS AND EXPENSES
   Death and disability benefits ...................................        --        15,724
   Annuity and surrender benefits ..................................   525,595       659,064
   Decrease in policy and contract reserves ........................   (71,212)     (621,515)
   Other benefits ..................................................     9,704         4,589
   Commissions .....................................................    11,265        16,615
   General and administrative expenses .............................    30,533        32,160
   Taxes, licenses and fees ........................................     1,998         1,530
   Net transfers from separate accounts ............................  (294,157)     (206,030)
   Other expenses ..................................................     3,505           (30)
                                                                      --------      --------
      Total benefits and expenses ..................................   217,231       (97,893)

   Gain from operations before dividends to policyholders,
      federal income taxes and net realized capital losses .........    12,069        23,332
   Dividends to policyholders ......................................        --            11
                                                                      --------      --------
   Gain from operations before federal income taxes and net
      realized capital losses ......................................    12,069        23,321
   Federal income tax expense ......................................     2,106         5,575
                                                                      --------      --------
   Gain from operations before net realized capital losses .........     9,963        17,746
   Net realized capital losses, net of taxes and transfers to IMR ..      (609)      (47,775)
                                                                      --------      --------
      Net income (loss) ............................................  $  9,354      $(30,029)
                                                                      ========      ========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                    YEARS ENDED DECEMBER 31,
                                                                       2003         2002
                                                                    -----------  -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR .............................  $55,192      $98,630
   Adjustment to surplus:
      Net income (loss) ............................................    9,354      (30,029)
      Change in net unrealized capital gains .......................    1,499        1,008
      Change in deferred income tax ................................     (373)      (7,950)
      Change in non-admitted assets ................................      574          423
      Change in liability for unauthorized reinsurer ...............       23           --
      Change in asset valuation reserve ............................   (2,410)      19,717
      Paid-in surplus ..............................................    7,500        7,500
      Change in surplus as a result of reinsurance, net of tax .....  (15,834)      41,193
      Dividends to shareholder .....................................       --      (75,300)
                                                                      -------      -------
      Net adjustment to surplus ....................................      333      (43,438)
                                                                      -------      -------
CAPITAL AND SURPLUS, END OF YEAR ...................................  $55,525      $55,192
                                                                      =======      =======


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                      YEARS ENDED DECEMBER 31,
                                                                        2003           2002
                                                                    ------------  --------------
CASH FROM OPERATIONS:
   Premiums collected net of reinsurance ...........................  $135,780      $  315,691
   Net investment income ...........................................    45,692          51,730
   Miscellaneous income ............................................    53,342          83,636
                                                                      --------      ----------
      Total income received ........................................   234,814         451,057
   Benefit and loss related payments ...............................   554,215         688,393
   Net transfers to separate, segrated accounts
      and protected cell accounts ..................................  (299,365)       (227,710)
   Commissions, expenses paid and aggregate
      write-ins for deductions .....................................    50,025          44,720
   Dividends paid to policyholders .................................        --             (11)
   Federal and foreign income taxes paid ...........................    15,273           5,439
                                                                      --------      ----------
      Total operating expenses paid ................................   320,148         510,831
                                                                      --------      ----------
         Net cash from operations ..................................   (85,334)        (59,774)
                                                                      --------      ----------

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks .............................................   161,613       1,941,307
      Mortgage Loans ...............................................     3,558           5,477
      Other invested assets ........................................        --          27,790
      Miscellaneous proceeds .......................................       726        (273,700)
                                                                      --------      ----------
         Total investment proceeds .................................   165,897       1,700,874
   Cost of investments acquired:
      Bonds and stocks .............................................   133,167       1,302,396
      Other invested assets ........................................        --           2,283
      Miscellaneous applications ...................................        --           2,973
                                                                      --------      ----------
         Total cost of investments acquired ........................   133,167       1,307,652
      Net increase in policy loans .................................      (146)        (50,682)
                                                                      --------      ----------
         Net cash from investment ..................................    32,876         443,904
                                                                      --------      ----------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Borrowed funds                                                           --        (151,833)
   Net deposit-type contract fund and other liabilities ............    (1,783)        (19,950)
   Dividends to stockholders .......................................        --         (75,300)
   Other cash applied ..............................................      (502)       (210,577)
                                                                      --------      ----------
      Net cash from financing and miscellaneous activities .........    (2,285)       (457,660)
                                                                      --------      ----------
Net change in cash and short-term investments ......................   (54,743)        (73,530)
   Cash and short-term investments:
      Beginning of year ............................................    75,547         149,077
                                                                      --------      ----------
      End of year ..................................................  $ 20,804      $   75,547
                                                                      ========      ==========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

1.   ORGANIZATION

   Jefferson National Life Insurance Company (the "Company" or "JNL"), formerly known as Conseco Variable Insurance, is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 17% and 17% of premiums collected during 2003 were on policies issued in Texas, Florida, and Oregon, respectively. No other state comprised greater than 10% of premiums of collected.

   The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements.

   Effective October 1, 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As part of the acquisition of JNL by Inviva, Inviva issued 17,500,000 shares of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. During 2003, Inviva redeemed 8,290,184 of these shares at the stated value of $2.00.

2.   BASIS OF PRESENTATION

   The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The Company has no such practices.

   Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized;
2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities; 9) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

   A  reconciliation  of net income and  capital  and  surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance with GAAP is as follows:

                                                                    NET INCOME
                                                                    YEAR ENDED
                                                                    DECEMBER 31,         DECEMBER 31,
                                                                        2003          2003          2002
                                                                    -----------    -----------   -----------
Statutory-basis amounts ............................................  $12,069        $55,525       $55,192
Add (deduct) adjustments:
   Investments .....................................................   (5,436)        16,279         3,018
   Policy acquisition costs ........................................      812          2,198         1,385
   Goodwill and other intangibles ..................................   10,503         72,907        81,050
   Nonadmitted assets ..............................................       --             98         7,500
   Reserves ........................................................    7,306        (53,234)      (58,096)
   Deferred taxes ..................................................                   3,488         4,166
   Ceding commissions ..............................................  (24,361)            --            --
   Other ...........................................................    2,610             --           (77)
                                                                      -------        -------       -------
GAAP-basis amounts .................................................  $ 3,503        $97,261       $94,138
                                                                      =======        =======       =======

   Net income amounts for 2002 are not presented due to the change in ownership of the Company during the year.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   BONDS--Bonds not in default are generally stated at amortized cost using the interest method or at fair value based on their NAIC rating. All other bonds are stated at the lower of amortized cost or fair value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annual based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

   PREFERRED STOCK--Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 or 2) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

   COMMON STOCK--Common stock is stated at fair value. Fair value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus along with any adjustment to federal income taxes. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

   MORTGAGE LOANS--Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

   POLICY LOANS--Policy loans are stated at the unpaid principal balance of the loan.

   CASH AND SHORT-TERM INVESTMENTS--Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Fair values for such investments approximate carrying value.

   REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE--Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

   ASSET VALUATION RESERVE--An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   INVESTMENT INCOME AND EXPENSES--Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

   Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

NON-ADMITTED ASSETS

   Certain assets, principally past due receivables, deferred tax assets and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet. The changes in non-admitted assets are recorded as a change in surplus.

POLICY AND CONTRACT RESERVES
   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), in accordance with Department regulations.

   Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2003 and 2002, averaged 6.1% and 6.2%, respectively, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), in accordance with Department regulations.

   Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

   Certain of the Company's variable annuity contracts contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2003, and no additional reserves were required as a result of this analysis.

   Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

FEDERAL INCOME TAX

   The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

   Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

ESTIMATES

   The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATION

   Certain 2002 amounts included in the accompanying financial statements have been reclassified to conform to the 2003 presentation.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

   The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2003 are as follows:

                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
Fixed maturities:
   US Treasury ...............................................   $ 10,773       $   805      $     (3)     $ 11,575
   States and political subdivisions .........................     10,277           427           (32)       10,672
   Foreign governments .......................................      5,343           601            --         5,944
   Corporate bonds ...........................................    293,451        14,742        (2,181)      306,012
   Mortgage-backed securities:
      US Government Agencies .................................    123,659            --            --       123,659
      Corporate ..............................................    141,368            --            --       141,368
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    584,871        16,575        (2,216)      599,230
   Preferred Stock ...........................................      3,345           365            --         3,710
                                                                 --------       -------      --------      --------
   Total .....................................................   $588,216       $16,940      $ (2,216)     $602,940
                                                                 ========       =======      ========      ========

   The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:


                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
FIXED MATURITIES:
   US Treasury ...............................................   $  9,758       $ 1,034      $     --      $ 10,792
   States and political subdivisions .........................     13,671           648            --        14,319
   Foreign governments .......................................      3,391           247            --         3,638
   Corporate bonds ...........................................    255,593        13,491       (16,184)      252,900
   Mortgage-backed securities:
      US Government Agencies .................................    163,163            --            --       163,163
      Corporate ..............................................    154,448            --            --       154,448
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    600,024        15,420       (16,184)      599,260
   Preferred Stock ...........................................      3,345            --           (91)        3,254
   Common Stock ..............................................         10            --            --            10
                                                                 --------       -------      --------      --------
   Total .....................................................   $603,379       $15,420      $(16,275)     $602,524
                                                                 ========       =======      ========      ========

   As of December 31, 2003 and 2002, the Company had fixed maturity securities with a statement value of $11,794 and $11,843, respectively, on deposit with various state regulatory agencies.

   The amortized cost of fixed maturities at December 31, 2003 and 2002 has been reduced by adjustments of $18 and $1,525, respectively, to derive the carrying amount of bonds in the balance sheets ($584,853 and $600,233, respectively).

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2003 are as follows:

                                                    AMORTIZED       NAIC MARKET
                                                      COST             VALUE
                                                   ------------    ------------
Due in one year or less ..........................   $ 17,657        $ 17,753
Due after one year through five years ............     67,355          71,469
Due after five years through ten years ...........    131,247         136,807
Due after ten years ..............................    103,585         108,174
Mortgage-backed securities .......................    265,027         265,027
                                                     --------        --------
Total ............................................   $584,871        $599,230
                                                     ========        ========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

   Net realized capital losses consisted of the following:

                                                                                    2003            2002
                                                                                   -------       ---------
Bonds ..........................................................................   $ (584)       $ (48,419)
Common stocks ..................................................................       24               41
Preferred stock ................................................................       --          (24,794)
Mortgage loans .................................................................       (2)              --
Cash and short-term investments ................................................        2               --
Federal income tax expense .....................................................       --               25
                                                                                   ------        ---------
   Net realized capital losses, net of tax .....................................     (560)         (73,147)
Transfer to (from) IMR, net of tax .............................................      (49)          25,372
                                                                                   ------        ---------
   Net realized capital losses, net of tax and transfer to IMR .................   $ (609)       $ (47,775)
                                                                                   ======        =========

   In 2003, net realized capital losses on bonds consisted of $4,418 gross realized gains and $5,002 gross realized losses. In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. For the years ended December 31, 2003 and 2002, proceeds from the sales of fixed maturity securities were $161,613 and $1,941,307, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

   In 2003 and 2002, gross realized losses included $3,303 and $30,035, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

   At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade corporate bonds of $49,411 and $64,158 respectively, with an aggregate fair value of $48,206 and $53,644, respectively. Those holdings amounted to 8.7% and 10.7% of the Company's investments in bonds at December 31, 2003 and 2002, respectively, and 2.9% and 3.4%, of the Company's total admitted assets at December 31, 2003 and 2002, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

INVESTMENT INCOME

   Net investment income for the years ended December 31, 2003 and 2002, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2003            2002
                                                      --------        --------
Bonds ............................................    $ 36,010        $ 47,943
Preferred stocks .................................         243           5,085
Common stocks ....................................          --              34
Mortgage loans on real estate ....................       1,551           2,058
Policy loans .....................................       1,684            (104)
Cash and short-term investments ..................         460           2,053
Other invested assets ............................          --           2,065
Miscelleaneous investment income .................          24              --
                                                      --------        --------
   Total gross investment income .................      39,972          59,134
Investment expenses ..............................      (1,086)         (1,865)
                                                      --------        --------
Net investment income ............................    $ 38,886        $ 57,269
                                                      ========        ========

   There was no accrued investment income excluded from surplus during 2003. Accrued investment income excluded from surplus at December 31, 2002 amounted to $2 which consists principally of bond interest where collection was not probable.

COMMON STOCKS

   Common stock held by the Company at December 31, 2002 was $10 which was sold in 2003; resulting in a realized gain of $24.

MORTGAGE LOANS

   At December 31, 2003, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 25%, 18% and 17% of the mortgage loan balance was on properties located in Michigan, West Virginia and New York, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   During 2003, the respective minimum and maximum lending rates for mortgage loans were approximately 9% and 10% for residential, 7% and 11% for commercial loans, and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. There were no interest payments that were overdue as of December 31, 2003. At December 31, 2002, the Company held mortgages aggregating $12, with interest overdue beyond 180 days (excluding accrued interest). During 2003 and 2002, the Company had no impaired mortgage loans.

   During 2003 and 2002, no new mortgage loans were issued and no rates were reduced on existing mortgages. Effective March 26, 2004, the Company sold its credit tenant loans and mortgage loans to Regency Bank for $53,400 at 102.4% premium to face value.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the risk that the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

   Unrealized losses on fixed maturity securities--by investment age as of December 31, 2003 is as follows:

                                                       LESS THAN 12 MONTHS       12 MONTHS OR MORE            TOTAL
                                                      ----------------------- ----------------------- ---------------------
                                                         NAIC                   NAIC                    NAIC
                                                        MARKET    UNREALIZED   MARKET    UNREALIZED    MARKET    UNREALIZED
                                                         VALUE      LOSSES      VALUE      LOSSES       VALUE      LOSSES
                                                      --------- ------------- --------- ------------- --------- -----------
Fixed maturities:
   U.S. Treasury securities
      and obligations of US
   Government corporations
      and agencies ..............................       $   553      $   (3)    $    --     $    --    $   553      $    (3)
   States and political
      subdivisions ..............................            --          --       1,475         (32)     1,475          (32)
   Corporate Securities .........................        32,675        (775)      9,951      (1,406)    42,626       (2,181)
                                                       --------      ------     ------      -------    -------      -------
   Total debt securities ........................       $33,228      $ (778)    $11,426     $(1,438)   $44,654      $(2,216)
                                                       ========      ======     =======     =======    =======      =======

5.   POLICY AND CLAIM RESERVES

   As of December 31, 2003 and 2002, the Company had $3,527,948 and  $5,398,813,
respectively of individual and group life insurance in force. On $312,206 and $450,162 of insurance in force as of December 31, 2003 and 2002, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,000 and $1,087 at December 31, 2003 and 2002, respectively.

   Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

   GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")--Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

5.   POLICY AND CLAIM RESERVES (CONTINUED)

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB")--These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

   At December 31, 2003, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                            $ 946,295                        $31,890                        $17,685
GMIB                                                3,863                             11                             11

   At December 31, 2002, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                           $1,048,235                        $39,126                        $27,302
GMIB                                                3,811                             29                             29

   At December 31, 2003, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                             2003
                                                                 -------------------------------
                                                                   AMOUNT             % OF TOTAL
                                                                 ----------           ----------
A. Subject to discretionary withdrawal:
   1. With market value adjustment ...........................   $1,006,126               62.2%
   2. At book value less current surrender charge
      of 5% or more ..........................................       99,214                6.1%
   3. At fair value ..........................................           --                0.0%
                                                                 ----------           ---------
   4. Total with adjustment or at fair value .................    1,105,340               68.3%
   5. At book value without adjustment
      (minimal or no charge or adjustment) ...................      448,793               27.7%
B. Not subject to discretionary withdrawal ...................       63,951                4.0%
                                                                 ----------           ---------
C. Total (gross: direct + assumed) ...........................    1,618,084              100.0%
                                                                 ---------            ---------
D. Reinsurance ceded .........................................        6,536                  --
                                                                 ----------           ---------
E. Total (net)* (C)-(D) ......................................   $1,611,548              100.0%
                                                                 ==========           =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds ...............................................    $571,081      $599,230
Preferred stocks ....................................       3,345         3,710
Cash and short-term investments .....................      20,804        20,804
Policy loans ........................................      22,843        22,843
Mortgage loans on real estate .......................      18,222        18,265

LIABILITIES
Policy and contract reserves ........................    $619,627      $602,062

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds .................................................  $600,024      $599,260
Preferred stocks ......................................     3,345         3,254
Common stocks .........................................        10            10
Cash and short-term investments .......................    75,547        75,547
Policy loans ..........................................    22,435        22,435
Mortgage loans on real estate .........................    21,790        22,611

LIABILITIES
Policy and contract reserves ..........................  $692,622      $633,682

   BONDS AND EQUITY SECURITIES--Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

   CASH AND SHORT-TERM INVESTMENTS--The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS--The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   MORTGAGE LOANS ON REAL ESTATE--Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

   POLICY AND CONTRACT RESERVES--Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

   The fair values of other policyholder liabilities were calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

   The Company reinsures 100% of its life and accident and health business to Protective and WNIC (See Note 1). The total reserves transferred under these agreements were $431,558 and $503,678, respectively, as of year end 2003 and 2002. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net to tax.

   The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,459 and $26,400 of its $31,889 and $39,126, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation as of year end 2003 and 2002.

   Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2003 and 2002 were approximately ($175) and $500, respectively.

   No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2003 and 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

7.   REINSURANCE (CONTINUED)

   Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:
                                                           2003          2002
                                                         --------      --------
Premiums, annuity and fund deposits ..................   $ 57,972      $ 40,118
Policyholder benefits ................................     59,201        67,653
Change in insurance and annuity reserves .............    (53,658)      464,518
Policy and contract reserves .........................    490,383       544,041

   The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. For 2003, the Company retains no risk for its life insurance and accident and health contracts. Such contracts were ceded to three reinsurers during 2002 in conjunction with the sale of Conseco Variable Life Insurance Company by Conseco Financial Services to Inviva. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

   In 2003, the Company did not enter into any new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

   There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2003. The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 at December 31, 2002. During 2003 and 2002, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

   The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $250 and $300 as of December 31, 2003 and 2002, respectively):

SHORT DURATION CONTRACTS                         2003                 2002
                                               --------             --------
Direct premiums .............................  $ 12,763             $ 15,113
Reinsurance assumed .........................        --                   30
Reinsurance ceded ...........................    12,763                3,941
                                               --------             --------
Premiums ....................................  $     --             $ 11,202
                                               ========             ========

LONG DURATION CONTRACTS

Direct premiums .............................  $173,445             $333,540
Reinsurance ceded ...........................    37,917               36,177
                                               --------             --------
Premiums ....................................  $135,528             $297,363
                                               ========            =========

   The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

   On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

8.   COMMITMENTS AND CONTINGENCIES (CONTINUED)

alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified against the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

   The Company has established a liability for guaranty fund assessments on several insolvencies of $400, as of December 31, 2003 and 2002. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2003 and 2002, the Company has estimated probable recoveries through premium tax credits of $485 and $701, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME TAXES

   For 2002, the Company filed two federal income tax returns. The first return was consolidated return filed by Conseco, Inc. and covered the period January 1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return included the period October 1, 2002 through December 31, 2002 and was filed a separate life insurance company federal income tax return. The Company will file a separate life insurance company federal income tax return for 2003.

   As of December 31, 2003, the Company had operating loss carryforwards of approximately $6,700, which begin to expire in 2018. As of December 31, 2003, the Company had capital loss carryforwards of approximately $41,100, which begin to expire in 2007.

   The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

   Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:
                                                              2003        2002
                                                             -------     -------
Gross deferred tax asset .................................   $34,027     $34,440
Gross deferred tax liabilities ...........................         7          47
                                                             -------     -------
   Sub-Total .............................................    34,020      34,393
Nonadmitted deferred tax assets ..........................    30,617      30,227
                                                             -------     -------
Net deferred tax asset ...................................     3,403       4,166
                                                             -------     -------
   Decrease in non-admitted gross deferred tax asset .....   $   390     $ 3,280
                                                             =======     =======

   The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Net operating loss carryforwards ................   $ 2,355      $    --       $ 2,355
Capital loss carryforward .......................    14,401           --        14,401
Insurance reserves ..............................     1,536        1,894          (358)
Proxy DAC .......................................     2,954        3,832          (878)
Investments .....................................    11,646       17,051        (5,405)
Other ...........................................     1,135        1,506          (371)
                                                    -------      -------       -------
Gross DTAs ......................................    34,027       24,283         9,744
Nonadmitted DTAs ................................    30,617       20,070        10,547
                                                    -------      -------       -------
Net admitted DTA ................................     3,410        4,213          (803)
                                                    =======      =======       =======

DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Investment income ...............................        --           40           (40)
Other ...........................................         7            7            --
                                                    -------      -------       -------
Gross DTLs ......................................         7           47           (40)
                                                    =======      =======       =======
Net admitted deferred tax assets ................   $ 3,403      $ 4,166       $  (763)
                                                    =======      =======       =======

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

9.   FEDERAL INCOME TAXES (CONTINUED)

   Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                    2003          2002
                                                                                  ---------     --------
Current income tax expense on operating income .................................  $   (792)     $  8,075
Prior year over accrual of tax .................................................    (5,628)       (5,242)
Ceding commission ..............................................................     8,526         2,101
Other ..........................................................................        --           641
                                                                                  --------      --------
Current income taxes incurred ..................................................  $  2,106      $  5,575
                                                                                  ========      ========
   The significant books to tax differences in 2003 are as follows:
                                                                                    100%          35%
                                                                                  ---------     --------
Statutory income before taxes ..................................................  $ 12,069      $  4,224
Reserve adjustment .............................................................       340           119
Deferred acquisition costs .....................................................      (963)         (337)
Ceding commission ..............................................................   (15,835)       (5,542)
IMR ............................................................................    (1,812)         (634)
Other ..........................................................................      (528)         (185)
                                                                                  --------      --------
Total adjustments ..............................................................   (18,798)       (6,579)
                                                                                  --------      --------
Taxable loss from operations ...................................................  $ (6,729)     $ (2,355)
                                                                                  ========      ========

10. RELATED PARTY TRANSACTIONS

   The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses and taxes, licenses and fees. During 2003 and 2002, operating expenses of $26,491 and $2,864, respectively, were charged to the Company and are reflected in the accompanying statements of operations. The terms of the settlement require that these amounts be charged at least quarterly and settled within 30 days. Included in the 2003 operating expenses that Inviva charged JNL are $13,295 of non-recurring expenses related to the transition of JNL's operations to Inviva.

   Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2003 under these agreements was $3,304.

   4086 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $128 and $126 in 2003 and 2002, respectively.

   The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

   During 2003 and 2002, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

   The Company had four types of agreements with Conseco affiliates during 2002. All except the agreement with 4086 Mortgage advisors were terminated during 2003. This agreement was terminated effective March 26, 2004 (see Note 4). Conseco Services, LLC provided certain administrative services to the Company at 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. 4086 Investment Advisor (formerly known as Conseco Capital Management, Inc and Conseco Securities, Inc.) provided administrative services in connection with the Company's variable products and provided investment accounting services and managed the Company's investments. Expense incurred under these agreements totaled $2,574 and $23,524 in 2003 and 2002, respectively.

   The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividends totaling $75,300 was paid on October 23, 2002.

   On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

   During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

   Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

   Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                                          2003                                 2002
                                                            --------------------------------      ----------------------------
                                                              SEPARATE                             SEPARATE
                                                              ACCOUNTS             NON-            ACCOUNTS           NON-
                                                                WITH            GUARANTEED           WITH          GUARANTEED
                                                             GUARANTEES          SEPARATE         GUARANTEES        SEPARATE
                                                               INDEXED           ACCOUNTS           INDEXED         ACCOUNTS
                                                            ------------      --------------      -----------    -------------
Premiums, deposits and other considerations ................  $    179          $  120,884          $    44        $  255,664
                                                              ========          ==========          =======        ==========
For accounts with assets at:
Market value ...............................................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment ...............................  $  1,509          $       --          $ 1,355        $       --
At market value ............................................        --           1,001,746               --         1,072,219
                                                              --------          ----------          -------        ----------
Subtotal ...................................................     1,509           1,001,746            1,355         1,072,219
   Not subject to discretionary withdrawal .................        --               3,287               --             3,273
                                                              --------          ----------          -------        ----------
Total separate account liabilities .........................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========

   Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:
                                                          2003           2002
                                                       ---------      ---------
Transfers to Separate Accounts .....................   $ 118,853      $ 256,874
Transfers from Separate Accounts ...................     413,010        462,904
                                                       ---------      ---------
Net transfers from Separate Accounts ...............   $(294,157)     $(206,030)
                                                       =========      =========

12. EMPLOYEE BENEFITS

   The Company provides certain health care and life insurance benefits ("postretirement benefits") for currently retired employees only. Health care benefits for retirees under age 65 are generally the same as indemnity benefits offered to active employees; health care benefits coordinate with Medicare benefits for retirees 65 and older. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested.

   The liabilities for these unfunded plans are included in general expenses due and accrued.

   A summary of obligations and assumptions of the Postretirement Benefit plans is as follows at December 31, 2003 and 2002:

CHANGE IN BENEFIT OBLIGATION                                    2003     2002
                                                              --------  --------
a. Benefit obligation at the beginning of the year ........     $662      $630
b. Service cost ...........................................       --        --
c. Interest cost ..........................................       53        50
d. Contribution by plan participants ......................        2         2
e. Actuarial gain .........................................      (79)      (10)
f. Benefits paid ..........................................      (10)      (10)
                                                                ----      ----
g. Benefit obligation at the end of the year ..............     $628      $662
                                                                ====      ====

   The discount rate used in determining the accumulated post retirement benefit obligations was 8.0%

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONCLUDED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

12. EMPLOYEE BENEFITS (CONTINUED)

   The assumed health care cost trend rate was 12% graded to 5% over 12 years. A 1% change in the assumed health care cost trend rate would have the following effects:

                                                                    1% INCREASE     1% DECREASE
                                                                   -------------   -------------
a. Effect on total of service and interest cost component .......            17            (13)
b. Effect on postretirement benefit obligation ..................            20            (16)

13. CAPITAL AND SURPLUS

   The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2003 was $9,963. Statutory surplus as regards policyholders as of December 31, 2003 was $55,525. The maximum dividend payout which may be made without prior approval in 2004 is $9,963.

   As allowed by the Texas Department of Insurance, effective with the filing of its 2003 annual statement, the Company has restated its surplus account balances to reflect an unassigned surplus balance as of December 31, 2002 of $0, a $32,038 increase from the balance filed on its 2002 audited financial statements. This increase is offset by a corresponding adjustment to paid-in-surplus. The effect of those adjustments does not change total capital and surplus but better reflects the ongoing results of the Company subsequent to its acquisition by Inviva, Inc. in 2002.

   Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, respectively, the Company meets its RBC requirements.

14. RECONCILIATION TO STATUTORY ANNUAL STATEMENT

   The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                             CAPITAL AND     NET INCOME
                                                                               SURPLUS       YEAR ENDED
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 2002            2002
                                                                             ------------    ------------
As reported in Annual Statement ...........................................    $ 61,586        $ (19,475)
Deduct nonadmitted receivable from affiliate-capital contribution .........      (7,500)             --
Decrease in insurance annuity reserves ....................................       1,000            1,000
Decrease other miscellaneous ..............................................         106              106
Decrease in ceding commission income recognized ...........................         --           (11,660)
                                                                               --------        ---------
Total as reported in the accompanying audited statutory-basis
   balance sheet ..........................................................    $ 55,192        $ (30,029)
                                                                               ========        =========

   The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

   Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

   In 2003, there is no adjustment from the filing of the Company's annual statement on February 29, 2004 to these financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2003

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2003

==================================================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H                                                                                     PAGE
Statement of Assets and Liabilities as of December 31, 2003................................................................      2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2003......................     10
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002......................     22
Notes to Financial Statements..............................................................................................     32
Report of Independent Auditors ............................................................................................     48

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                                               SHARES        COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust (formerly Conseco Series Trust):
       Balanced Portfolio .............................................................       184,834.5  $2,217,938     $2,282,705
       Equity Portfolio ...............................................................       111,325.9   1,971,795      2,273,275
       Fixed Income Portfolio .........................................................       142,539.8   1,413,727      1,436,801
       Focus 20 Portfolio..............................................................        79,212.4     253,066        265,362
       Government Securities Portfolio ................................................       141,936.3   1,699,000      1,660,654
       High Yield Portfolio............................................................       116,062.4   1,132,631      1,222,138
       Money Market Portfolio .........................................................     2,711,604.7   2,711,605      2,711,605
     AIM Variable Insurance Funds:
       Basic Value Fund................................................................         6,836.1      70,279         72,531
       Mid Cap Core Equity Fund Series II..............................................         8,344.3      94,191        100,215
     The Alger American Fund:
       Growth Portfolio ...............................................................        30,347.1     855,346      1,010,254
       Leveraged AllCap Portfolio .....................................................        79,158.1   2,021,019      2,223,551
       MidCap Growth Portfolio.........................................................       120,690.9   2,054,758      2,220,713
       Small Capitalization Portfolio .................................................        70,007.6   1,119,402      1,216,731
     Alliance Variable Products Series, Inc.:
       Growth and Income  Portfolio....................................................         6,026.8     112,522        131,385
     American Century Variable Portfolios, Inc:
       Income and Growth Fund..........................................................       114,652.0     586,487        753,264
       International Fund..............................................................        61,072.0     342,616        392,693
       Value Fund......................................................................       232,628.2   1,584,267      1,812,173
     The Dreyfus Socially Responsible Growth Fund, Inc.................................        14,770.2     338,452        351,382
     Dreyfus Stock Index Fund..........................................................        99,096.1   2,372,245      2,816,311
     Dreyfus Variable Investment Fund
       Disciplined Stock Portfolio ....................................................         7,699.2     134,732        151,367
       International Value Portfolio ..................................................        86,877.0   1,112,526      1,176,315
     Federated Insurance Series:
       Capital Income Fund II (formerly Utility Fund II)...............................        28,562.8     214,301        241,070
       High Income Bond Fund II .......................................................       162,784.8   1,206,954      1,300,651
       International Equity Fund II ...................................................        48,931.0     521,750        567,111
     First American Insurance Portfolios:
       Large Cap Growth Portfolio......................................................         6,469.6      28,359         31,896
       Mid Cap Growth Portfolio........................................................         3,229.6      22,502         23,479
     Invesco Variable Investment Funds, Inc:
       Core Equity Fund................................................................        16,105.7     249,894        288,454
       Financial Services Fund.........................................................        13,168.2     161,427        178,298
       Health Sciences Fund............................................................         7,525.6     120,007        132,226
       High Yield Fund.................................................................       109,452.2     837,757        867,954
       Real Estate Opportunity Fund....................................................        14,359.9     182,678        205,919
       Technology Fund.................................................................         7,144.1      83,110         84,801
       Telecommunications Fund.........................................................           710.3       2,309          2,614
     Janus Aspen Series:
       Growth Portfolio ...............................................................       120,694.0   1,942,657      2,320,947
       Growth and Income  Portfolio....................................................        58,901.1     716,637        833,451
       International Growth Portfolio..................................................         1,350.1      26,447         31,134
       Mid Cap Growth Portfolio (formerly Aggressive Growth)...........................        63,380.3   1,119,070      1,356,339
       Worldwide Growth Portfolio .....................................................        68,813.2   1,580,953      1,776,755
     Lazard Retirement Series, Inc:
       Equity Portfolio................................................................        21,054.1     169,536        203,593
       Small Cap Portfolio.............................................................       111,038.4   1,374,145      1,633,375

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003

                                                                                              SHARES        COST           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio.......................................................           414.6  $    5,000     $    5,004
       Growth and Income Portfolio.....................................................        92,445.1   2,013,597      2,266,755
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio (Class S)....................................................         5,896.3      66,644         73,114
       Limited Maturity Bond Portfolio.................................................        89,371.7   1,222,037      1,179,706
       Midcap Growth Portfolio.........................................................         4,429.8      55,769         67,909
       Partners Portfolio..............................................................        24,845.5     357,778        382,622
     PIMCO Variable Insurance Trust:
       Real Return Fund................................................................         6,952.3      85,640         85,931
       Total Return Fund...............................................................         3,307.6      34,390         34,268
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio.........................................................        20,655.9     334,272        375,731
       Europe Portfolio................................................................        14,624.6     124,737        130,013
       Fund Portfolio..................................................................        13,067.0     227,026        243,830
     Royce Capital Fund:
       Micro-Cap Portfolio.............................................................        15,036.0     155,834        163,893
       Small-Cap Portfolio.............................................................        21,789.4     152,637        165,381
     Rydex Variable Trust:
       Juno Fund.......................................................................            93.5       2,511          2,320
       Medius Fund.....................................................................         3,113.8      75,987         77,034
       Mekros Fund.....................................................................         5,821.6     189,671        173,193
       Nova Fund.......................................................................       170,128.3   1,167,299      1,226,625
       OTC Fund........................................................................        84,071.5   1,016,962      1,106,381
       Sector Rotation Fund............................................................         6,968.3      68,861         70,240
       Ursa Fund.......................................................................           397.4       2,472          2,297
       U.S. Government Bond Fund.......................................................         2,535.7      29,475         29,592
       U.S. Government Money Market Fund...............................................       434,677.7     434,678        434,675
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio........................................        30,638.4     311,382        352,647
       Global Technology Portfolio.....................................................        15,385.2     175,700        184,622
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II..........................................................        96,411.7   1,261,729      1,323,732
     Strong Opportunity Fund II, Inc ..................................................        52,963.7     928,696      1,005,780
     Third Avenue Variable Series Trust:
       Variable Annuity Trust..........................................................         3,681.9      68,248         77,173
     LEVCO Series Trust:
       LEVCO Equity Value Fund.........................................................        34,180.4     332,596        343,172
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund ............................................................        18,331.0     219,735        243,985
       Worldwide Emerging Markets Fund.................................................        63,844.7     656,043        775,713
       Worldwide Hard Assets Fund .....................................................        38,184.9     484,247        567,810
       Worldwide Real Estate Fund .....................................................        14,247.6     169,371        188,638
     Variable Insurance Funds:
       Choice Market Neutral Fund......................................................        51,799.5     529,440        530,945
----------------------------------------------------------------------------------------------------------------------------------
       Total assets................................................................................................    $52,252,223
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003

                                                                                                                       SUB - ACCOUNT
                                                                            UNITS           UNIT VALUE        VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     40|86 Series Trust (formerly Conseco Series Trust):
       Balanced Portfolio
         Standard.....................................................   140,549.146        $13.794552    $ 1,938,812
         GMDB ........................................................    20,418.065         13.621225        278,119
         GMDB & GMIB..................................................     4,890.249         13.450092         65,774   $  2,282,705
                                                                                                                        ------------
       Equity Portfolio
         Standard.....................................................   109,870.393         16.565158      1,820,020
         GMDB ........................................................    23,105.642         16.359004        377,985
         GMDB & GMIB..................................................     4,659.092         16.155423         75,270      2,273,275
                                                                                                                        ------------
       Fixed Income Portfolio
         Standard.....................................................    85,762.256         13.208052      1,132,752
         GMDB ........................................................    12,229.343         13.043684        159,516
         GMDB & GMIB..................................................    11,220.280         12.881366        144,533      1,436,801
                                                                                                                        ------------
       Focus 20 Portfolio
         Standard.....................................................    72,379.134          3.187187        230,686
         GMDB ........................................................     6,554.854          3.152132         20,662
         GMDB & GMIB..................................................     4,495.146          3.117475         14,014        265,362
                                                                                                                        ------------
       Government Securities Portfolio
         Standard.....................................................   112,039.826         12.520960      1,402,846
         GMDB ........................................................     9,779.119         12.365123        120,920
         GMDB & GMIB..................................................    11,210.017         12.211264        136,888      1,660,654
                                                                                                                        ------------
       High Yield
         Standard.....................................................    79,843.296         13.586549      1,084,795
         GMDB ........................................................     4,810.087         13.437557         64,636
         GMDB & GMIB..................................................     5,470.667         13.290262         72,707      1,222,138
                                                                                                                        ------------
       Money Market Portfolio
         Standard.....................................................   211,887.767         11.365249      2,408,157
         GMDB ........................................................    11,832.408         11.223797        132,805
         GMDB & GMIB..................................................    15,395.290         11.084116        170,643      2,711,605
                                                                                                                        ------------
     AIM Variable Insurance Funds:
       Basic Value Fund
         Standard.....................................................     4,939.252         12.912705         63,779
         GMDB ........................................................       679.116         12.886790          8,752
         GMDB & GMIB..................................................            --         12.860930             --         72,531
                                                                                                                        ------------
       Mid Cap Core Equity Fund Series II
         Standard.....................................................     8,079.067         12.404289        100,215
         GMDB ........................................................            --         12.379364             --
         GMDB & GMIB..................................................            --         12.354529             --        100,215
                                                                                                                        ------------
     The Alger American Fund:
       Growth Portfolio
         Standard.....................................................    69,367.526         11.808756        819,144
         GMDB ........................................................    14,312.717         11.661642        166,910
         GMDB & GMIB..................................................     2,101.317         11.516399         24,200      1,010,254
                                                                                                                        ------------
       Leveraged AllCap Portfolio
         Standard.....................................................   137,290.808         13.888219      1,906,725
         GMDB ........................................................    18,298.493         13.715176        250,967
         GMDB & GMIB..................................................     4,862.459         13.544311         65,859      2,223,551
                                                                                                                        ------------
       MidCap Growth Portfolio
         Standard.....................................................   111,822.763         16.187264      1,810,105
         GMDB ........................................................    22,743.971         15.985676        363,578
         GMDB & GMIB..................................................     2,979.126         15.786637         47,030      2,220,713
                                                                                                                        ------------
       Small Capitalization Portfolio
         Standard.....................................................   128,556.413          8.067563      1,037,137
         GMDB ........................................................    17,776.712          7.966974        141,627
         GMDB & GMIB..................................................     4,825.758          7.867673         37,967      1,216,731
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003

                                                                                                                       SUB - ACCOUNT
                                                                             UNITS          UNIT VALUE        VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio
         Standard.....................................................     5,619.507        $10.310513       $ 57,940
         GMDB ........................................................     5,761.474         10.243182         59,016
         GMDB & GMIB..................................................     1,417.856         10.176305         14,429      $ 131,385
                                                                                                                        ------------
     American Century Variable Portfolios, Inc:
       Income and Growth Fund
         Standard.....................................................    55,729.110         11.337499        631,829
         GMDB ........................................................     7,732.156         11.196584         86,574
         GMDB & GMIB..................................................     3,152.744         11.057454         34,861        753,264
                                                                                                                        ------------
       International Fund
         Standard.....................................................    30,507.776          9.924603        302,778
         GMDB ........................................................     5,656.481          9.801013         55,439
         GMDB & GMIB..................................................     3,561.973          9.678941         34,476        392,693
                                                                                                                        ------------
       Value Fund
         Standard.....................................................   102,577.661         14.186419      1,455,210
         GMDB ........................................................    17,893.822         14.009824        250,689
         GMDB & GMIB..................................................     7,681.296         13.835471        106,274      1,812,173
                                                                                                                        ------------
     The Dreyfus Socially Responsible Growth Fund, Inc.:
         Standard.....................................................    25,518.592          9.170321        234,014
         GMDB ........................................................    12,140.045          9.056081        109,941
         GMDB & GMIB..................................................       830.443          8.943251          7,427        351,382
                                                                                                                        ------------
     Dreyfus Stock Index Fund:
         Standard.....................................................   211,462.371         10.820114      2,288,047
         GMDB ........................................................    33,768.125         10.685346        360,824
         GMDB & GMIB..................................................    15,867.625         10.552290        167,440      2,816,311
                                                                                                                        ------------
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio
         Standard.....................................................    13,197.644          8.927083        117,816
         GMDB ........................................................     2,054.895          8.815879         18,116
         GMDB & GMIB..................................................     1,772.957          8.706076         15,435        151,367
                                                                                                                        ------------
       International Value Portfolio
         Standard.....................................................    97,654.772         11.238264      1,097,470
         GMDB ........................................................     6,546.017         11.098297         72,650
         GMDB & GMIB..................................................       565.249         10.960063          6,195      1,176,315
                                                                                                                        ------------
     Federated Insurance Series:
       Capital Income Fund II (formerly Utility Fund II)
         Standard.....................................................    20,480.593          7.784308        159,427
         GMDB ........................................................    10,620.345          7.687384         81,643
         GMDB & GMIB..................................................            --          7.591692             --        241,070
                                                                                                                        ------------
       High Income Bond Fund II
         Standard.....................................................   101,312.089         10.797230      1,093,890
         GMDB ........................................................     9,962.923         10.662308        106,228
         GMDB & GMIB..................................................     9,548.176         10.529070        100,533      1,300,651
                                                                                                                        ------------
       International Equity Fund II
         Standard.....................................................    44,263.953         10.986324        486,298
         GMDB ........................................................     5,218.937         10.849460         56,623
         GMDB & GMIB..................................................     2,257.692         10.714316         24,190        567,111
                                                                                                                        ------------
     First American Insurance Portfolios:
       Large Cap Growth Portfolio
         Standard.....................................................     1,534.235          6.923035         10,622
         GMDB ........................................................     3,097.631          6.867713         21,274
         GMDB & GMIB..................................................            --          6.812861             --         31,896
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003

                                                                                                                       SUB - ACCOUNT
                                                                             UNITS          UNIT VALUE         VALUE       TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
     First American Insurance Portfolios: (continued)
       Mid Cap Growth Portfolio
         Standard.....................................................     3,030.974        $ 7.746503    $    23,479
         GMDB ........................................................            --          7.684599             --
         GMDB & GMIB..................................................            --          7.623211             --   $     23,479
                                                                                                                        ------------
     Invesco Variable Investment Funds, Inc:
       Core Equity Fund
         Standard.....................................................    16,789.326         10.448583        175,425
         GMDB ........................................................     4,456.590         10.318486         45,985
         GMDB & GMIB..................................................     6,579.337         10.190009         67,044        288,454
                                                                                                                        ------------
       Financial Services Fund
         Standard.....................................................    15,253.259         10.390916        158,495
         GMDB ........................................................        48.684         10.307935            502
         GMDB & GMIB..................................................     1,887.505         10.225639         19,301        178,298
                                                                                                                        ------------
       Health Sciences Fund
         Standard.....................................................    13,296.980          9.599328        127,642
         GMDB ........................................................        68.532          9.522659            653
         GMDB & GMIB..................................................       416.098          9.446649          3,931        132,226
                                                                                                                        ------------
       High Yield Fund
         Standard.....................................................    93,614.770          8.987717        841,383
         GMDB ........................................................     2,963.465          8.875900         26,303
         GMDB & GMIB..................................................        30.598          8.765488            268        867,954
                                                                                                                        ------------
       Real Estate Opportunity Fund
         Standard.....................................................     9,649.873         14.516717        140,084
         GMDB ........................................................     3,642.161         14.400874         52,450
         GMDB & GMIB..................................................       936.947         14.285996         13,385        205,919
                                                                                                                        ------------
       Technology Fund
         Standard.....................................................    14,435.265          5.434188         78,444
         GMDB ........................................................     1,179.188          5.390744          6,357
         GMDB & GMIB..................................................            --          5.347657             --         84,801
                                                                                                                        ------------
       Telecommunications Fund
         Standard.....................................................       705.018          3.707768         2,614
         GMDB ........................................................            --          3.678083             --
         GMDB & GMIB..................................................            --          3.648688             --          2,614
                                                                                                                        ------------
     Janus Aspen Series:
       Growth Portfolio
         Standard.....................................................   182,104.525         10.583702      1,927,340
         GMDB ........................................................    31,643.535         10.451785        330,731
         GMDB & GMIB..................................................     6,091.737         10.321525         62,876      2,320,947
                                                                                                                        ------------
       Growth and Income Portfolio
         Standard.....................................................    52,868.307         12.265940        648,479
         GMDB ........................................................    12,253.218         12.237178        149,945
         GMDB & GMIB..................................................     2,869.098         12.208501         35,027        833,451
                                                                                                                        ------------
       International Growth Portfolio
         Standard.....................................................     2,094.853         14.437806         30,245
         GMDB ........................................................        61.731         14.403972            889
         GMDB & GMIB..................................................            --         14.370235             --         31,134
                                                                                                                        ------------
       Mid Cap Growth Portfolio (formerly Aggressive Growth)
         Standard.....................................................    94,573.162         10.865347      1,027,570
         GMDB ........................................................    29,069.465         10.729845        311,911
         GMDB & GMIB..................................................     1,590.978         10.596054         16,858      1,356,339
                                                                                                                        ------------
       Worldwide Growth Portfolio
         Standard.....................................................   128,305.713         11.012100      1,412,915
         GMDB ........................................................    30,964.160         10.874911        336,732
         GMDB & GMIB..................................................     2,524.161         10.739461         27,108      1,776,755
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003

                                                                                                                       SUB - ACCOUNT
                                                                             UNITS          UNIT VALUE        VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
     Lazard Retirement Series, Inc:
       Equity Portfolio
         Standard.....................................................    15,301.388        $10.602309    $   162,230
         GMDB ........................................................       134.508         10.470294          1,408
         GMDB & GMIB..................................................     3,864.117         10.339950         39,955   $    203,593
                                                                                                                        ------------
       Small Cap Portfolio
         Standard.....................................................    92,270.300         14.805052      1,366,067
         GMDB ........................................................     8,713.406         14.620762        127,397
         GMDB & GMIB..................................................     9,689.947         14.438777        139,911      1,633,375
                                                                                                                        ------------
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio
         Standard.....................................................       409.643         12.215411          5,004
         GMDB ........................................................            --         12.190878             --
         GMDB & GMIB..................................................            --         12.166412             --          5,004
                                                                                                                        ------------
       Growth and Income Portfolio
         Standard.....................................................   131,066.503         13.648909      1,788,915
         GMDB ........................................................    24,677.329         13.478972        332,625
         GMDB & GMIB..................................................    10,909.284         13.311183        145,215      2,266,755
                                                                                                                        ------------
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio (Class S)
         Standard.....................................................     5,830.009         12.540976         73,114
         GMDB ........................................................            --         12.515792             --
         GMDB & GMIB..................................................            --         12.490679             --         73,114
                                                                                                                        ------------
       Limited Maturity Bond Portfolio
         Standard.....................................................    84,463.900         12.129365      1,024,493
         GMDB ........................................................     8,551.217         11.978409        102,430
         GMDB & GMIB..................................................     4,462.054         11.829373         52,783      1,179,706
                                                                                                                        ------------
       Midcap Growth Portfolio
         Standard.....................................................     2,329.779          7.576514         17,652
         GMDB ........................................................     1,228.484          7.515968          9,233
         GMDB & GMIB..................................................     5,502.238          7.455930         41,024         67,909
                                                                                                                        ------------
       Partners Portfolio
         Standard.....................................................    34,995.617         10.094653        353,269
         GMDB ........................................................     2,103.650          9.968939         20,971
         GMDB & GMIB..................................................       851.378          9.844782          8,382        382,622
                                                                                                                        ------------
     PIMCO Variable Insurance Trust:
       Real Return Fund
         Standard.....................................................     8,171.348         10.516119         85,931
         GMDB ........................................................         0.000         10.494961             --
         GMDB & GMIB..................................................         0.000         10.473859             --         85,931
                                                                                                                        ------------
       Total Return Fund
         Standard.....................................................     1,424.717         10.111913         14,407
         GMDB ........................................................     1,968.038         10.091561         19,861
         GMDB & GMIB..................................................            --         10.071272             --         34,268
                                                                                                                        ------------
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio
         Standard.....................................................    39,115.253          9.138239        357,445
         GMDB ........................................................     2,019.195          9.056214         18,286
         GMDB & GMIB..................................................            --          8.974928             --        375,731
                                                                                                                        ------------
       Europe Portfolio
         Standard.....................................................    13,360.749          7.854358        104,940
         GMDB ........................................................     1,367.786          7.783785         10,647
         GMDB & GMIB..................................................     1,870.189          7.713870         14,426        130,013
                                                                                                                        ------------
       Fund Portfolio
         Standard.....................................................    26,971.389          8.496324        229,158
         GMDB ........................................................     1,353.867          8.420017         11,400
         GMDB & GMIB..................................................       392.141          8.344394          3,272        243,830
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003

                                                                                                                       SUB - ACCOUNT
                                                                            UNITS           UNIT VALUE        VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
     Royce Capital Fund:
       Micro-Cap Portfolio
         Standard.....................................................    10,534.290        $14.757767    $   155,463
         GMDB ........................................................       572.384         14.728157          8,430
         GMDB & GMIB..................................................            --         14.698645             --   $    163,893
                                                                                                                        ------------
       Small-Cap Portfolio
         Standard.....................................................     6,123.418         13.929434         85,296
         GMDB ........................................................     1,615.472         13.901480         22,457
         GMDB & GMIB..................................................     4,153.804         13.873613         57,628       165,381
                                                                                                                        ------------
     Rydex Variable Trust:
       Juno Fund
         Standard.....................................................       235.888          9.835261          2,320
         GMDB ........................................................            --          9.815497             --
         GMDB & GMIB..................................................            --          9.795796             --          2,320
                                                                                                                        ------------
       Medius Fund
         Standard.....................................................     4,892.254         14.825512         72,530
         GMDB ........................................................       304.422         14.795779          4,504
         GMDB & GMIB..................................................            --         14.766140             --         77,034
                                                                                                                        ------------
       Mekros Fund
         Standard.....................................................     9,174.833         15.818348        145,131
         GMDB ........................................................     1,777.564         15.786637         28,062
         GMDB & GMIB..................................................            --         15.755042             --        173,193
                                                                                                                        ------------
       Nova Fund
         Standard.....................................................   117,891.174          9.922102      1,169,728
         GMDB ........................................................     4,679.411          9.813202         45,920
         GMDB & GMIB..................................................     1,131.021          9.705550         10,977      1,226,625
                                                                                                                        ------------
       OTC Fund
         Standard.....................................................    77,258.352         13.057830      1,008,826
         GMDB ........................................................     5,543.315         12.914397         71,589
         GMDB & GMIB..................................................     2,032.969         12.772568         25,966      1,106,381
                                                                                                                        ------------
       Sector Rotation Fund
         Standard.....................................................     5,548.718         12.498040         69,348
         GMDB ........................................................            --         12.472941             --
         GMDB & GMIB..................................................        71.673         12.447937            892         70,240
                                                                                                                        ------------
       Ursa Fund
         Standard.....................................................       286.432          8.019361          2,297
         GMDB ........................................................            --          8.003189             --
         GMDB & GMIB..................................................            --          7.987082             --          2,297
                                                                                                                        ------------
       U.S. Government Bond
         Standard.....................................................     1,211.518          9.667653         11,713
         GMDB ........................................................     1,853.115          9.648157         17,879
         GMDB & GMIB..................................................            --          9.628737             --         29,592
                                                                                                                        ------------
       U.S. Government Money Market Fund
         Standard.....................................................    24,994.931          9.809878        245,197
         GMDB ........................................................    19,051.462          9.731498        185,399
         GMDB & GMIB..................................................       422.558          9.653766          4,079        434,675
                                                                                                                        ------------
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio
         Standard.....................................................    55,973.432          5.128621        287,066
         GMDB ........................................................    12,507.515          5.072268         63,441
         GMDB & GMIB..................................................       426.524          5.016554          2,140        352,647
                                                                                                                        ------------
       Global Technology Portfolio
         Standard.....................................................    32,598.304          4.658287        151,852
         GMDB ........................................................     5,871.589          4.607107         27,051
         GMDB & GMIB..................................................     1,255.148          4.556523          5,719        184,622
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003

                                                                                                                       SUB - ACCOUNT
                                                                             UNITS          UNIT VALUE        VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II
         Standard.....................................................   100,916.296        $10.935258    $ 1,103,546
         GMDB ..............................................              16,912.915         10.797778        182,622
         GMDB & GMIB..................................................     3,523.168         10.662056         37,564    $ 1,323,732
                                                                                                                        ------------
     Strong Opportunity Fund II, Inc.
         Standard.....................................................    58,918.833         14.092557        830,317
         GMDB ...............................................              9,503.136         13.917076        132,256
         GMDB & GMIB..................................................     3,143.763         13.743797         43,207      1,005,780
                                                                                                                        ------------
     Third Avenue Variable Series Trust:
       Variable Annuity Trust
         Standard.....................................................     4,721.325         13.744057         64,890
         GMDB .................................................              830.936         13.716478         11,398
         GMDB & GMIB..................................................        64.615         13.688980            885         77,173
                                                                                                                        ------------
     LEVCO Series Trust:
       LEVCO Equity Value Fund
         Standard.....................................................    23,553.308         10.902919        256,800
         GMDB .................................................            3,204.821         10.853034         34,782
         GMDB & GMIB..................................................     4,775.327         10.803388         51,590        343,172
                                                                                                                        ------------
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund
         Standard.....................................................    15,308.679         13.152822        201,352
         GMDB ...............................................              2,184.242         12.989140         28,371
         GMDB & GMIB..................................................     1,111.852         12.827506         14,262        243,985
                                                                                                                        ------------
       Worldwide Emerging Markets Fund
         Standard.....................................................    66,558.310         10.746815        715,290
         GMDB ...............................................              3,754.956         10.612899         39,851
         GMDB & GMIB..................................................     1,962.837         10.480696         20,572        775,713
                                                                                                                        ------------
       Worldwide Hard Assets Fund
         Standard.....................................................    28,033.382         11.197186        313,895
         GMDB ..............................................              13,568.273         11.057798        150,035
         GMDB & GMIB..................................................     9,512.662         10.920170        103,880        567,810
                                                                                                                        ------------
       Worldwide Real Estate Fund
         Standard.....................................................    10,594.281         12.679279        134,328
         GMDB ...............................................              2,214.154         12.521446         27,724
         GMDB & GMIB..................................................     2,149.996         12.365594         26,586        188,638
                                                                                                                        ------------
     Variable Insurance Funds:
       Choice Market Neutral Fund
         Standard.....................................................     2,045.972         10.154114         20,775
         GMDB ..............................................              50,344.007         10.133687        510,170
         GMDB & GMIB..................................................            --         10.113317             --        530,945
------------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' deferred annuity reserves.....................................    $52,252,223
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 40|86 SERIES TRUST PORTFOLIOS (A)
                                                                ===================================================================
                                                                                              FIXED                      GOVERNMENT
                                                                  BALANCED       EQUITY       INCOME        FOCUS 20     SECURITIES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $    49,300   $     5,088   $    79,802   $        --   $    81,824
Expenses:
   Mortality and expense risk fees, net ......................       31,437        30,065        25,826         3,829        36,279
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................       17,863       (24,977)       53,976        (3,829)       45,545
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...................................      (80,850)       63,787        34,808        63,773       (48,324)
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --        12,569
     Net realized long-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................      (80,850)       63,787        34,808        63,773       (35,755)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................      483,520       604,438        33,367        21,893          (239)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $   420,533   $   643,248   $   122,151   $    81,837   $     9,551
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 40|86 SERIES TRUST PORTFOLIOS (A)
                                                                ===================================================================
                                                                                              FIXED                      GOVERNMENT
                                                                  BALANCED       EQUITY       INCOME        FOCUS 20     SECURITIES
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $    17,863   $   (24,977)  $    53,976   $    (3,829)  $    45,545
   Net realized gain (loss) on investments in portfolio shares      (80,850)       63,787        34,808        63,773       (35,755)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      483,520       604,438        33,367        21,893          (239)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      420,533       643,248       122,151        81,837         9,551
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       23,962       (10,552)        1,516          (600)       22,558
   Contract redemptions ......................................     (254,905)     (194,947)     (182,709)      (41,986)     (226,165)
   Net transfers .............................................      (80,503)       51,563      (528,105)      133,366    (1,434,401)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................     (311,446)     (153,936)     (709,298)       90,780    (1,638,008)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................      109,087       489,312      (587,147)      172,617    (1,628,457)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    2,173,618     1,783,963     2,023,948        92,745     3,289,111
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $ 2,282,705   $ 2,273,275   $ 1,436,801   $   265,362   $ 1,660,654
===================================================================================================================================

Notes:
(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(b)   For the period May 1, 2003 (inception  date of fund) through  December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                        ALLIANCE
                                                                                                                        VARIABLE
        40|86 SERIES                  AIM VARIABLE                                                                      PRODUCTS
    TRUST (CONTINUED) (A)           INSURANCE FUNDS                         THE ALGER AMERICAN FUNDS                      LINE
==========================    ==========================    =========================================================   ===========
                                               MID CAP
    HIGH          MONEY           BASIC          CORE                       LEVERAGED        MIDCAP         SMALL       GROWTH AND
    YIELD         MARKET        VALUE (B)     EQUITY (B)       GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
===================================================================================================================================
$    66,607    $    36,334    $        --    $        --    $        --    $        --    $        --    $        --    $     2,522

     14,462         83,966             53            421         15,008         26,061         29,645          8,898          2,062
-----------------------------------------------------------------------------------------------------------------------------------
     52,145        (47,632)           (53)          (421)       (15,008)       (26,061)       (29,645)        (8,898)           460
-----------------------------------------------------------------------------------------------------------------------------------

    132,462             --             84             12         57,134       (176,276)       251,700         88,343          5,879

         --             --             --            590             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    132,462             --             84            602         57,134       (176,276)       251,700         88,343          5,879
-----------------------------------------------------------------------------------------------------------------------------------

     38,309             --          2,252          6,024        256,087        730,326        571,779         88,131         28,717
-----------------------------------------------------------------------------------------------------------------------------------
$   222,916    $   (47,632)   $     2,283    $     6,205    $   298,213    $   527,989    $   793,834    $   167,576    $    35,056
===================================================================================================================================

                                                                                                                        ALLIANCE
                                                                                                                        VARIABLE
        40|86 SERIES                  AIM VARIABLE                                                                      PRODUCTS
    TRUST (CONTINUED) (A)           INSURANCE FUNDS                         THE ALGER AMERICAN FUNDS                      LINE
==========================    ==========================    =========================================================   ===========
                                               MID CAP
    HIGH          MONEY           BASIC          CORE                       LEVERAGED        MIDCAP         SMALL       GROWTH AND
    YIELD         MARKET        VALUE (B)     EQUITY (B)       GROWTH         ALLCAP         GROWTH    CAPITALIZATION     INCOME
===================================================================================================================================
$    52,145    $   (47,632)   $       (53)   $      (421)   $   (15,008)   $   (26,061)   $   (29,645)   $    (8,898)   $       460
    132,462             --             84            602         57,134       (176,276)       251,700         88,343          5,879

     38,309             --          2,252          6,024        256,087        730,326        571,779         88,131         28,717
-----------------------------------------------------------------------------------------------------------------------------------
    222,916        (47,632)         2,283          6,205        298,213        527,989        793,834        167,576         35,056
-----------------------------------------------------------------------------------------------------------------------------------

     21,616         (7,006)            --              1         47,809         (8,082)       (11,966)         9,462         (3,047)
    (60,022)    (1,853,567)           (11)            --       (162,822)      (356,747)      (257,547)       (55,985)        (7,910)
   (107,292)    (3,349,595)        70,259         94,009        (35,156)       676,593        (26,940)       813,650         31,528
-----------------------------------------------------------------------------------------------------------------------------------

   (145,698)    (5,210,168)        70,248         94,010       (150,169)       311,764       (296,453)       767,127         20,571
     77,218     (5,257,800)        72,531        100,215        148,044        839,753        497,381        934,703         55,627
-----------------------------------------------------------------------------------------------------------------------------------
  1,144,920      7,969,405             --             --        862,210      1,383,798      1,723,332        282,028         75,758
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,222,138    $ 2,711,605    $    72,531    $   100,215    $ 1,010,254    $ 2,223,551    $ 2,220,713    $ 1,216,731    $   131,385
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           AMERICAN CENTURY                 BERGER INSTITUTIONAL
                                                                          VARIABLE PORTFOLIOS                  PRODUCTS TRUST
                                                                =======================================   =========================
                                                                INCOME AND                                               INTERNA-
                                                                  GROWTH     INTERNATIONAL      VALUE      GROWTH (A)   TIONAL (A)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $    11,217   $     2,913   $    17,626   $       222   $       256
Expenses:
   Mortality and expense risk fees, net ......................       10,847        21,716        23,441           954           693
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................          370       (18,803)       (5,815)         (732)         (437)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................     (104,844)      484,363       (45,597)     (184,475)       25,755
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares   (104,844)      484,363       (45,597)     (184,475)       25,755
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................      239,791        94,399       424,500       193,184         3,133
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $   135,317   $   559,959   $   373,088   $     7,977   $    28,451
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           AMERICAN CENTURY                 BERGER INSTITUTIONAL
                                                                          VARIABLE PORTFOLIOS                  PRODUCTS TRUST
                                                                =======================================   =========================
                                                                INCOME AND                                               INTERNA-
                                                                  GROWTH     INTERNATIONAL      VALUE      GROWTH (A)   TIONAL (A)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $       370   $   (18,803)  $    (5,815)  $      (732)  $      (437)
   Net realized gain (loss) on investments in portfolio shares     (104,844)      484,363       (45,597)     (184,475)       25,755
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      239,791        94,399       424,500       193,184         3,133
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      135,317       559,959       373,088         7,977        28,451
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        2,212       (84,983)       38,813         3,352           155
   Contract redemptions ......................................      (51,297)     (101,718)     (209,912)       (5,953)         (133)
   Net transfers .............................................     (151,354)     (410,454)        9,465      (349,779)      (56,179)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................     (200,439)     (597,155)     (161,634)     (352,380)      (56,157)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................      (65,122)      (37,196)      211,454      (344,403)      (27,706)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      818,386       429,889     1,600,719       344,403        27,706
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $   753,264   $   392,693   $ 1,812,173   $        --   $        --
===================================================================================================================================

Notes:
(a) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
      Berger IPT Growth to Janus Aspen Growth
      Berger IPT Large Cap Growth to Janus Aspen Growth and Income
      Berger IPT International to Janus Aspen International Growth
(b) For the period January 1, 2003 through March 31, 2003 (termination of fund).
(c)   Formerly Utility Fund prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

          BERGER
  INSTITUTIONAL PRODUCTS                                         DREYFUS VARIABLE
     TRUST (CONTINUED)                                           INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
==========================      DREYFUS                     ===========================  ===========================================
                  SMALL        SOCIALLY        DREYFUS                                                      HIGH
  LARGE CAP      COMPANY      RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL
 GROWTH (A)     GROWTH (B)       GROWTH         INDEX          STOCK          VALUE      INCOME II (C)     BOND II       EQUITY II
====================================================================================================================================
$       635    $        --    $       359    $    42,252    $     1,160    $     9,827    $    16,691    $    94,853    $        --

      2,303          2,085          4,803         43,370          2,159         13,273          4,458         20,371         21,846
-----------------------------------------------------------------------------------------------------------------------------------
     (1,668)        (2,085)        (4,444)        (1,118)          (999)        (3,446)        12,233         74,482        (21,846)
-----------------------------------------------------------------------------------------------------------------------------------

   (374,405)      (542,579)       (21,678)       (95,174)        (3,639)       271,831        (55,899)        90,187        472,058

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
   (374,405)      (542,579)       (21,678)       (95,174)        (3,639)       271,831        (55,899)        90,187        472,058
-----------------------------------------------------------------------------------------------------------------------------------

    404,935        501,021         93,929        765,286         31,317        120,931         79,302         78,761         69,461
-----------------------------------------------------------------------------------------------------------------------------------
$    28,862    $   (43,643)   $    67,807    $   668,994    $    26,679    $   389,316    $    35,636    $   243,430    $   519,673
===================================================================================================================================

          BERGER
  INSTITUTIONAL PRODUCTS                                         DREYFUS VARIABLE
     TRUST (CONTINUED)                                           INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
==========================      DREYFUS                     ===========================  ===========================================
                  SMALL        SOCIALLY        DREYFUS                                                      HIGH
  LARGE CAP      COMPANY      RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL
 GROWTH (A)     GROWTH (B)       GROWTH         INDEX          STOCK          VALUE      INCOME II (C)     BOND II       EQUITY II
====================================================================================================================================
$    (1,668)   $    (2,085)   $    (4,444)   $    (1,118)   $      (999)   $    (3,446)   $    12,233    $    74,482    $   (21,846)
   (374,405)      (542,579)       (21,678)       (95,174)        (3,639)       271,831        (55,899)        90,187        472,058

    404,935        501,021         93,929        765,286         31,317        120,931         79,302         78,761         69,461
-----------------------------------------------------------------------------------------------------------------------------------
     28,862        (43,643)        67,807        668,994         26,679        389,316         35,636        243,430        519,673
-----------------------------------------------------------------------------------------------------------------------------------

      3,271          2,016         27,671         37,434           (672)       (19,665)        (4,590)        16,586        (55,679)
    (13,202)        (7,505)       (21,939)      (246,355)       (37,567)       (48,645)       (34,537)      (403,891)       (29,206)
   (760,113)      (581,753)       (41,560)      (978,648)       (26,612)       524,688       (593,425)      (228,841)      (202,488)
-----------------------------------------------------------------------------------------------------------------------------------

   (770,044)      (587,242)       (35,828)    (1,187,569)       (64,851)       456,378       (632,552)      (616,146)      (287,373)
-----------------------------------------------------------------------------------------------------------------------------------
   (741,182)      (630,885)        31,979       (518,575)       (38,172)       845,694       (596,916)      (372,716)       232,300
-----------------------------------------------------------------------------------------------------------------------------------
    741,182        630,885        319,403      3,334,886        189,539        330,621        837,986      1,673,367        334,811
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $        --    $   351,382    $ 2,816,311    $   151,367    $ 1,176,315    $   241,070    $ 1,300,651    $   567,111
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                FEDERATED
                                                                INSURANCE
                                                                 SERIES            FIRST AMERICAN             INVESCO VARIABLE
                                                               (CONTINUED)      INSURANCE PORTFOLIOS          INVESTMENT FUNDS
                                                              =============   =========================   =========================
                                                              INTERNATIONAL
                                                                  SMALL         LARGE CAP      MID CAP        CORE        FINANCIAL
                                                              COMPANY II (A)     GROWTH        GROWTH        EQUITY       SERVICES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $        --   $        --   $        --   $     3,056   $     1,137
Expenses:
   Mortality and expense risk fees, net ......................          509           224           404         4,845         4,499
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................         (509)         (224)         (404)       (1,789)       (3,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................       11,982            36          (254)      (51,547)       30,766
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares     11,982            36          (254)      (51,547)       30,766
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................          556         3,606         8,166        92,216        36,311
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $    12,029   $     3,418   $     7,508   $    38,880   $    63,715
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                FEDERATED
                                                                INSURANCE
                                                                 SERIES            FIRST AMERICAN             INVESCO VARIABLE
                                                               (CONTINUED)      INSURANCE PORTFOLIOS          INVESTMENT FUNDS
                                                              =============   =========================   =========================
                                                              INTERNATIONAL
                                                                  SMALL         LARGE CAP      MID CAP        CORE        FINANCIAL
                                                              COMPANY II (A)     GROWTH        GROWTH        EQUITY       SERVICES
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $      (509)  $      (224)  $      (404)  $    (1,789)  $    (3,362)
   Net realized gain (loss) on investments in portfolio shares       11,982            36          (254)      (51,547)       30,766
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................          556         3,606         8,166        92,216        36,311
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...       12,029         3,418         7,508        38,880        63,715
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           58        19,724           200         2,539           349
   Contract redemptions ......................................       (1,170)         (136)      (12,799)      (63,484)      (64,238)
   Net transfers .............................................      (13,404)        3,286          (622)      (24,446)     (166,247)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owners' transactions ...........................      (14,516)       22,874       (13,221)      (85,391)     (230,136)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................       (2,487)       26,292        (5,713)      (46,511)     (166,421)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        2,487         5,604        29,192       334,965       344,719
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................  $        --   $    31,896   $    23,479   $   288,454   $   178,298
===================================================================================================================================

Notes:
(a) For the period January 1, 2003 through November 21, 2003 (termination of fund).
(b) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (c).
(c) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

              INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                   JANUS ASPEN SERIES
=========================================================================  ========================================================
   HEALTH                     REAL ESTATE       TECH-           TELE-                      GROWTH AND   INTERNATIONAL     MID CAP
  SCIENCES      HIGH YIELD    OPPORTUNITY      NOLOGY      COMMUNICATIONS     GROWTH       INCOME (B)     GROWTH (B)     GROWTH (C)
===================================================================================================================================
$        --    $    50,150    $     2,828    $        --    $        --    $     1,906    $     8,245    $       249    $        --

      2,511         11,310          3,054            954            363         32,360          9,502          5,636         17,223
-----------------------------------------------------------------------------------------------------------------------------------
     (2,511)        38,840           (226)          (954)          (363)       (30,454)        (1,257)        (5,387)       (17,223)
-----------------------------------------------------------------------------------------------------------------------------------

      5,400        (88,696)        38,980          5,689        (16,687)       (81,091)        33,318        287,646         (3,844)

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
      5,400        (88,696)        38,980          5,689        (16,687)       (81,091)        33,318        287,646         (3,844)
-----------------------------------------------------------------------------------------------------------------------------------

     23,341        216,663         26,738         17,916         24,560        695,672        116,814          4,687        356,973
-----------------------------------------------------------------------------------------------------------------------------------
$    26,230    $   166,807    $    65,492    $    22,651    $     7,510    $   584,127    $   148,875    $   286,946    $   335,906
===================================================================================================================================

              INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                   JANUS ASPEN SERIES
=========================================================================  ========================================================
   HEALTH                     REAL ESTATE       TECH-           TELE-                      GROWTH AND   INTERNATIONAL     MID CAP
  SCIENCES      HIGH YIELD    OPPORTUNITY      NOLOGY      COMMUNICATIONS     GROWTH       INCOME (B)     GROWTH (B)     GROWTH (C)
===================================================================================================================================
$    (2,511)   $    38,840    $      (226)   $      (954)   $      (363)   $   (30,454)   $    (1,257)   $    (5,387)   $   (17,223)
      5,400        (88,696)        38,980          5,689        (16,687)       (81,091)        33,318        287,646         (3,844)

     23,341        216,663         26,738         17,916         24,560        695,672        116,814          4,687        356,973
-----------------------------------------------------------------------------------------------------------------------------------
     26,230        166,807         65,492         22,651          7,510        584,127        148,875        286,946        335,906
-----------------------------------------------------------------------------------------------------------------------------------

        662          2,317         (1,972)         2,452             12         23,437          3,581          1,039         35,993
    (47,231)       (49,580)       (59,245)        (3,987)        (3,661)      (271,547)       (43,590)          (517)      (153,701)
    (11,917)        37,663         (1,776)        19,178        (31,196)      (117,401)       724,585       (256,334)       (10,595)
-----------------------------------------------------------------------------------------------------------------------------------

    (58,486)        (9,600)       (62,993)        17,643        (34,845)      (365,511)       684,576       (255,812)      (128,303)
-----------------------------------------------------------------------------------------------------------------------------------
    (32,256)       157,207          2,499         40,294        (27,335)       218,616        833,451         31,134        207,603
-----------------------------------------------------------------------------------------------------------------------------------
    164,482        710,747        203,420         44,507         29,949      2,102,331             --             --      1,148,736
-----------------------------------------------------------------------------------------------------------------------------------
$   132,226    $   867,954    $   205,919    $    84,801    $     2,614    $ 2,320,947    $   833,451    $    31,134    $ 1,356,339
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   JANUS
                                                                   ASPEN
                                                                  SERIES           LAZARD RETIREMENT
                                                                (CONTINUED)        SERIES PORTFOLIOS       LORD ABBETT SERIES FUNDS
                                                                ===========   =========================   =========================
                                                                 WORLDWIDE                                  AMERICA'S    GROWTH AND
                                                                  GROWTH         EQUITY      SMALL CAP      VALUE (A)      INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $    19,153   $     1,249   $        --   $        --   $    12,838
Expenses:
   Mortality and expense risk fees, net ......................       33,219         2,911        18,103            --        30,653
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................      (14,066)       (1,662)      (18,103)           --       (17,815)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...................................     (413,098)        7,782        17,113            --       (57,698)
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
     Net realized long-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................     (413,098)        7,782        17,113            --       (57,698)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      896,186        32,304       406,257             4       629,967
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $   469,022   $    38,424   $   405,267   $         4   $   554,454
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   JANUS
                                                                   ASPEN
                                                                  SERIES           LAZARD RETIREMENT
                                                                (CONTINUED)        SERIES PORTFOLIOS       LORD ABBETT SERIES FUNDS
                                                                ===========   =========================   =========================
                                                                 WORLDWIDE                                  AMERICA'S    GROWTH AND
                                                                  GROWTH         EQUITY      SMALL CAP      VALUE (A)      INCOME
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $   (14,066)  $    (1,662)  $   (18,103)  $        --   $   (17,815)
   Net realized gain (loss) on investments in portfolio shares     (413,098)        7,782        17,113            --       (57,698)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................      896,186        32,304       406,257             4       629,967
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      469,022        38,424       405,267             4       554,454
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        2,873        10,169       (35,849)           --         3,073
   Contract redemptions ......................................     (227,754)      (16,004)     (159,593)           --      (229,466)
   Net transfers .............................................     (218,904)       (9,766)      439,377         5,000      (175,623)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................     (443,785)      (15,601)      243,935         5,000      (402,016)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................       25,237        22,823       649,202         5,004       152,438
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    1,751,518       180,770       984,173            --     2,114,317
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $ 1,776,755   $   203,593   $ 1,633,375   $     5,004   $ 2,266,755
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception  date of fund) through  December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                 NEUBERGER BERMAN ADVISERS                         PIMCO VARIABLE                    PIONEER VARIABLE
                     MANAGEMENT TRUST                              INSURANCE TRUST                    CONTRACTS TRUST
========================================================    ==========================    =========================================
                 LIMITED
                 MATURITY        MIDCAP                         REAL           TOTAL        EQUITY
FASCIANO (A)       BOND          GROWTH        PARTNERS      RETURN (A)     RETURN (A)      INCOME         EUROPE           FUND
===================================================================================================================================
$        34    $    75,170    $        --    $        --    $       159    $       206    $     5,385    $       148    $     1,477

        299         27,179            899          6,012            309            133          3,734            577          2,218
-----------------------------------------------------------------------------------------------------------------------------------
       (265)        47,991           (899)        (6,012)          (150)            73          1,651           (429)          (741)
-----------------------------------------------------------------------------------------------------------------------------------

         20         35,995          2,113         80,904             10            243           (850)        (2,503)       (10,294)

         --             --             --             --          1,219            126             --             --             --

         --             --             --             --            535            144             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         20         35,995          2,113         80,904          1,764            513           (850)        (2,503)       (10,294)
-----------------------------------------------------------------------------------------------------------------------------------

      6,470        (66,228)        12,615         24,563            291           (123)        51,290         14,664         41,490
-----------------------------------------------------------------------------------------------------------------------------------
$     6,225    $    17,758    $    13,829    $    99,455    $     1,905    $       463    $    52,091    $    11,732    $    30,455
===================================================================================================================================

                 NEUBERGER BERMAN ADVISERS                         PIMCO VARIABLE                    PIONEER VARIABLE
                     MANAGEMENT TRUST                              INSURANCE TRUST                    CONTRACTS TRUST
========================================================    ==========================    =========================================
                 LIMITED
                 MATURITY        MIDCAP                         REAL           TOTAL        EQUITY
FASCIANO (A)       BOND          GROWTH        PARTNERS      RETURN (A)     RETURN (A)      INCOME         EUROPE           FUND
===================================================================================================================================
$      (265)   $    47,991    $      (899)   $    (6,012)   $      (150)   $        73    $     1,651    $      (429)   $      (741)
         20         35,995          2,113         80,904          1,764            513           (850)        (2,503)       (10,294)

      6,470        (66,228)        12,615         24,563            291           (123)        51,290         14,664         41,490
-----------------------------------------------------------------------------------------------------------------------------------
      6,225         17,758         13,829         99,455          1,905            463         52,091         11,732         30,455
-----------------------------------------------------------------------------------------------------------------------------------

        553          6,045           (468)         8,300         (1,223)        19,721          1,284             76            576
        (12)      (212,010)       (14,758)      (130,708)           (46)            --         (7,891)        (2,442)       (63,401)
     66,348       (781,487)        40,931        161,307         85,295         14,084        116,736         73,777        152,141
-----------------------------------------------------------------------------------------------------------------------------------

     66,889       (987,452)        25,705         38,899         84,026         33,805        110,129         71,411         89,316
-----------------------------------------------------------------------------------------------------------------------------------
     73,114       (969,694)        39,534        138,354         85,931         34,268        162,220         83,143        119,771
-----------------------------------------------------------------------------------------------------------------------------------
         --      2,149,400         28,375        244,268             --             --        213,511         46,870        124,059
-----------------------------------------------------------------------------------------------------------------------------------
$    73,114    $ 1,179,706    $    67,909    $   382,622    $    85,931    $    34,268    $   375,731    $   130,013    $   243,830
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    ROYCE CAPITAL FUND               RYDEX VARIABLE TRUST
                                                               ============================ =======================================
                                                               MICRO-CAP (A)  SMALL-CAP (A)   JUNO (A)     MEDIUS (A)    MERKOS (A)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $        --   $        --   $        --   $        --   $     8,385
Expenses:
   Mortality and expense risk fees, net ......................          531         1,016            80         1,580         2,316
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................         (531)       (1,016)          (80)       (1,580)        6,069
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments in
       portfolio shares ......................................          107         2,492          (950)       48,812         1,153
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................          724        10,610            --         3,025         5,459
     Net realized long-term capital gain distributions from
       investments in portfolio shares .......................        5,386           149            --         3,649         3,383
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      6,217        13,251          (950)       55,486         9,995
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        8,059        12,745          (191)        1,047       (16,478)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....  $    13,745   $    24,980   $    (1,221)  $    54,953   $      (414)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    ROYCE CAPITAL FUND               RYDEX VARIABLE TRUST
                                                               ============================ =======================================
                                                               MICRO-CAP (A)  SMALL-CAP (A)   JUNO (A)     MEDIUS (A)    MERKOS (A)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $      (531)  $    (1,016)  $       (80)  $    (1,580)  $     6,069
   Net realized gain (loss) on investments in portfolio shares        6,217        13,251          (950)       55,486         9,995
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        8,059        12,745          (191)        1,047       (16,478)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations ........       13,745        24,980        (1,221)       54,953          (414)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        6,784        26,764            --       (22,368)       16,560
   Contract redemptions ......................................         (507)       (1,859)       (1,830)       (3,823)      (10,501)
   Net transfers .............................................      143,871       115,496         5,371        48,272       167,548
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from contract owners'
     transactions ............................................      150,148       140,401         3,541        22,081       173,607
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................      163,893       165,381         2,320        77,034       173,193
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .................................  $   163,893   $   165,381   $     2,320   $    77,034   $   173,193
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception  date of fund) through  December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                          STRONG
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                                 RYDEX VARIABLE TRUST                                        SELIGMAN PORTFOLIOS           FUNDS
======================================================================================    ==========================    ==========
                                                                               U.S.
                                                                 U.S.       GOVERNMENT    COMMUNICA-
                                 SECTOR                      GOVERNMENT       MONEY        TIONS AND        GLOBAL        MID CAP
    NOVA            OTC       ROTATION (A)     URSA (A)         BOND          MARKET      INFORMATION     TECHNOLOGY     GROWTH II
===================================================================================================================================
$        --    $        --    $        --    $        --    $     4,075    $     2,335    $        --    $        --    $        --

      5,494         15,184            235            127          1,877        216,223          5,145          2,148         19,301
-----------------------------------------------------------------------------------------------------------------------------------
     (5,494)       (15,184)          (235)          (127)         2,198       (213,888)        (5,145)        (2,148)       (19,301)
-----------------------------------------------------------------------------------------------------------------------------------

    138,257        137,073            813         (1,882)        33,555             --        (43,794)       (29,789)      (121,105)

         --             --             --             --          1,277             --             --             --             --

         --             --             --             --            474             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    138,257        137,073            813         (1,882)        35,306             --        (43,794)       (29,789)      (121,105)
-----------------------------------------------------------------------------------------------------------------------------------

     81,844        173,601          1,380           (175)           116             --        164,088         74,506        506,071
-----------------------------------------------------------------------------------------------------------------------------------
$   214,607    $   295,490    $     1,958    $    (2,184)   $    37,620    $  (213,888)   $   115,149    $    42,569    $   365,665
===================================================================================================================================

                                                                                                                          STRONG
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                                 RYDEX VARIABLE TRUST                                        SELIGMAN PORTFOLIOS           FUNDS
======================================================================================    ==========================    ==========
                                                                               U.S.
                                                                 U.S.       GOVERNMENT    COMMUNICA-
                                 SECTOR                      GOVERNMENT       MONEY        TIONS AND        GLOBAL        MID CAP
    NOVA            OTC       ROTATION (A)     URSA (A)         BOND          MARKET      INFORMATION     TECHNOLOGY     GROWTH II
===================================================================================================================================
$    (5,494)   $   (15,184)   $      (235)   $      (127)   $     2,198    $  (213,888)   $    (5,145)   $    (2,148)   $   (19,301)
    138,257        137,073            813         (1,882)        35,306             --        (43,794)       (29,789)      (121,105)

     81,844        173,601          1,380           (175)           116             --        164,088         74,506        506,071
-----------------------------------------------------------------------------------------------------------------------------------
    214,607        295,490          1,958         (2,184)        37,620       (213,888)       115,149         42,569        365,665
-----------------------------------------------------------------------------------------------------------------------------------

     20,627         11,517         (1,367)           (80)        14,031         46,970          3,345            945         19,979
    (50,988)      (117,422)          (935)            --         (5,955)   (23,782,824)       (54,292)       (22,384)      (124,867)
    571,276        (39,049)        70,584          4,561        (16,104)    (4,925,385)        (9,461)        42,325        123,806
-----------------------------------------------------------------------------------------------------------------------------------

    540,915       (144,954)        68,282          4,481         (8,028)   (28,661,239)       (60,408)        20,886         18,918
-----------------------------------------------------------------------------------------------------------------------------------
    755,522        150,536         70,240          2,297         29,592    (28,875,127)        54,741         63,455        384,583
-----------------------------------------------------------------------------------------------------------------------------------
    471,103        955,845             --             --             --     29,309,802        297,906        121,167        939,149
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,226,625    $ 1,106,381    $    70,240    $     2,297    $    29,592    $   434,675    $   352,647    $   184,622    $ 1,323,732
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                THIRD
                                                                                AVENUE        LEVCO               VAN ECK
                                                                               VARIABLE       SERIES             WORLDWIDE
                                                                             SERIES TRUST     TRUST           INSURANCE TRUST
                                                                             ============   ===========   =========================
                                                                  STRONG        VARIABLE      LEVCO
                                                                OPPORTUNITY      ANNUITY      EQUITY                      EMERGING
                                                                  FUND II       TRUST (A)     VALUE           BOND        MARKETS
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $       673   $        97   $        51   $     7,895   $    10,868
Expenses:
   Mortality and expense risk fees, net ......................       17,615           368           204         6,715        79,257
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........................      (16,942)         (271)         (153)        1,180       (68,389)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments in
       portfolio shares ......................................      (79,094)          491          (151)       72,081     3,008,408
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --           521            --            --            --
     Net realized long-term capital gain distributions from
       investments in portfolio shares .......................           --           450            21            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................      (79,094)        1,462          (130)       72,081     3,008,408
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      457,081         8,925        10,609        (6,379)      119,330
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....  $   361,045   $    10,116   $    10,326   $    66,882   $ 3,059,349
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                THIRD
                                                                                AVENUE        LEVCO               VAN ECK
                                                                               VARIABLE       SERIES             WORLDWIDE
                                                                             SERIES TRUST     TRUST           INSURANCE TRUST
                                                                             ============   ===========   =========================
                                                                  STRONG        VARIABLE      LEVCO
                                                                OPPORTUNITY      ANNUITY      EQUITY                      EMERGING
                                                                  FUND II       TRUST (A)     VALUE           BOND        MARKETS
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $   (16,942)  $      (271)  $      (153)  $     1,180   $   (68,389)
   Net realized gain (loss) on investments in portfolio shares      (79,094)        1,462          (130)       72,081     3,008,408
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      457,081         8,925        10,609        (6,379)      119,330
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....      361,045        10,116        10,326        66,882     3,059,349
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       11,006            20         1,963         6,732      (270,979)
   Contract redemptions ......................................     (177,715)         (812)          (30)     (125,686)      (32,268)
   Net transfers .............................................     (364,868)       67,849       325,200      (181,253)   (2,385,260)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from contract owners'
     transactions ............................................     (531,577)       67,057       327,133      (300,207)   (2,688,507)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................     (170,532)       77,173       337,459      (233,325)      370,842
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    1,176,312            --         5,713       477,310       404,871
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .................................  $ 1,005,780   $    77,173   $   343,172   $   243,985   $   775,713
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception  date of fund) through  December 31,
      2003.
(b) For the period May 1, 2003 through December 22, 2003 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

                    VAN ECK                         VARIABLE
                   WORLDWIDE                       INSURANCE
                INSURANCE TRUST                       FUNDS
=============================================     ============
                                    ULTRA            CHOICE
     HARD            REAL         SHORT-TERM         MARKET          COMBINED
    ASSETS          ESTATE        INCOME (B)       NEUTRAL (A)         TOTAL
===============================================================================
$      1,205     $      5,031    $      2,712     $         --     $    746,205

       7,144            4,075          29,388            1,828        1,117,822
-------------------------------------------------------------------------------
      (5,939)             956         (26,676)          (1,828)        (371,617)
-------------------------------------------------------------------------------

     109,644           44,066              --              130        3,460,188

          --               --              --               --           36,120

          --               --              --               --           14.191
-------------------------------------------------------------------------------
     109,644           44,066              --              130        3,510,499
-------------------------------------------------------------------------------

      53,095           18,992              --            1,505       11,308,294
-------------------------------------------------------------------------------
$    156,800     $     64,014    $    (26,676)    $       (193)    $ 14,447,176
===============================================================================

                    VAN ECK                        VARIABLE
                   WORLDWIDE                      INSURANCE
                INSURANCE TRUST                      FUNDS
============================================     ============
                                   ULTRA            CHOICE
     HARD            REAL        SHORT-TERM         MARKET          COMBINED
    ASSETS          ESTATE       INCOME (B)       NEUTRAL (A)         TOTAL
===============================================================================
$     (5,939)    $        956    $    (26,676)    $     (1,828)    $   (371,617)
     109,644           44,066              --              130        3,510,499

      53,095           18,992              --            1,505       11,308,294
-------------------------------------------------------------------------------
     156,800           64,014         (26,676)            (193)      14,447,176
-------------------------------------------------------------------------------

    (115,119)            (267)         (5,142)         558,636          487,670
     (77,081)         (41,252)    (12,476,034)            (696)     (43,815,915)
     265,990         (111,433)     12,507,852          (26,802)      (1,017,701)
-------------------------------------------------------------------------------

      73,790         (152,952)         26,676          531,138      (44,345,946)
-------------------------------------------------------------------------------
     230,590          (88,938)             --          530,945      (29,898,770)
-------------------------------------------------------------------------------
     337,220          277,576              --               --       82,150,993
-------------------------------------------------------------------------------
$    567,810     $    188,638    $         --     $    530,945     $ 52,252,223
===============================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
                                                                                                                          PRODUCTS
                                                                              THE ALGER AMERICAN FUNDS                     SERIES
                                                                ======================================================  ===========
                                                                               LEVERAGED       MIDCAP        SMALL       GROWTH AND
                                                                   GROWTH        ALLCAP        GROWTH   CAPITALIZATION     INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $       618   $       165   $        --   $        --   $     1,042
Expenses:
   Mortality and expense risk fees, net ......................       23,278        28,939        34,449        19,497         2,049
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................      (22,660)      (28,774)      (34,449)      (19,497)       (1,007)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...................................   (1,258,276)     (764,339)     (650,534)   (1,997,874)      (27,709)
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ..................           --            --            --            --         5,354
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................   (1,258,276)     (764,339)     (650,534)   (1,997,874)      (22,355)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................      436,599       (88,224)     (161,138)       88,688       (14,813)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $  (844,337)  $  (881,337)  $  (846,121)  $(1,928,683)  $   (38,175)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
                                                                                                                          PRODUCTS
                                                                              THE ALGER AMERICAN FUNDS                     SERIES
                                                                ======================================================  ===========
                                                                               LEVERAGED       MIDCAP        SMALL       GROWTH AND
                                                                   GROWTH        ALLCAP        GROWTH   CAPITALIZATION     INCOME
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $   (22,660)  $   (28,774)  $   (34,449)  $   (19,497)  $    (1,007)
   Net realized gain (loss) on investments in portfolio shares   (1,258,276)     (764,339)     (650,534)   (1,997,874)      (22,355)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      436,599       (88,224)     (161,138)       88,688       (14,813)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....     (844,337)     (881,337)     (846,121)   (1,928,683)      (38,175)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       90,413        71,865       104,856     5,640,217        (1,179)
   Contract redemptions ......................................     (290,624)     (188,720)     (231,102)      (54,058)      (66,351)
   Net transfers .............................................     (418,885)      (79,544)   (1,431,371)   (4,946,009)       15,947
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................     (619,096)     (196,399)   (1,557,617)      640,150       (51,583)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................   (1,463,433)   (1,077,736)   (2,403,738)   (1,288,533)      (89,758)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    2,325,643     2,461,534     4,127,070     1,570,561       165,516
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................  $   862,210   $ 1,383,798   $ 1,723,332   $   282,028   $    75,758
===================================================================================================================================

Notes:
(a)   For the period 01/01/02 through 04/30/02 (termination of fund).
(b) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                           40|86
                                                                                                                          SERIES
                                                                                                                           TRUST
   AMERICAN CENTURY VARIABLE PORTFOLIO                         BERGER INSTITUTIONAL PRODUCTS TRUST                    PORTFOLIOS (B)
=========================================    =======================================================================  ==============
                                                                                                            SMALL
 INCOME AND                                                                 LARGE CAP        NEW           COMPANY
   GROWTH     INTERNATIONAL       VALUE         GROWTH     INTERNATIONAL      GROWTH    GENERATION (A)      GROWTH        BALANCED
===================================================================================================================================
$     8,799    $     4,428    $    27,999    $        --    $     1,091    $    12,421    $        --    $        --    $    94,911

     12,269          8,149         37,389          6,896            695         19,634            630         16,689         47,188
-----------------------------------------------------------------------------------------------------------------------------------
     (3,470)        (3,721)        (9,390)        (6,896)           396         (7,213)          (630)       (16,689)        47,723
-----------------------------------------------------------------------------------------------------------------------------------

   (180,439)      (176,861)      (299,055)      (363,016)       (24,072)      (792,206)       (47,795)      (637,821)      (755,401)

         --             --        171,135             --             --             --             --             --             --

         --             --         10,026             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
   (180,439)      (176,861)      (117,894)      (363,016)       (24,072)      (792,206)       (47,795)      (637,821)      (755,401)
-----------------------------------------------------------------------------------------------------------------------------------

    (64,115)        45,110       (326,178)       119,846          8,740        180,643           (750)      (182,847)       194,767
-----------------------------------------------------------------------------------------------------------------------------------
$  (248,024)   $  (135,472)   $  (453,462)   $  (250,066)   $   (14,936)   $  (618,776)   $   (49,175)   $  (837,357)   $  (512,911)
===================================================================================================================================

                                                                                                                           40|86
                                                                                                                          SERIES
                                                                                                                           TRUST
   AMERICAN CENTURY VARIABLE PORTFOLIO                         BERGER INSTITUTIONAL PRODUCTS TRUST                    PORTFOLIOS (B)
=========================================    =======================================================================  ==============
                                                                                                            SMALL
 INCOME AND                                                                 LARGE CAP        NEW           COMPANY
   GROWTH     INTERNATIONAL       VALUE         GROWTH     INTERNATIONAL      GROWTH    GENERATION (A)      GROWTH        BALANCED
===================================================================================================================================
$    (3,470)   $    (3,721)   $    (9,390)   $    (6,896)   $       396    $    (7,213)   $      (630)   $   (16,689)   $    47,723
   (180,439)      (176,861)      (117,894)      (363,016)       (24,072)      (792,206)       (47,795)      (637,821)      (755,401)

    (64,115)        45,110       (326,178)       119,846          8,740        180,643           (750)      (182,847)       194,767
-----------------------------------------------------------------------------------------------------------------------------------
   (248,024)      (135,472)      (453,462)      (250,066)       (14,936)      (618,776)       (49,175)      (837,357)      (512,911)
-----------------------------------------------------------------------------------------------------------------------------------

     81,832          6,160        167,234         59,669            235         56,273          3,683         94,494        370,406
   (109,777)       (46,941)      (305,200)       (36,756)        (5,810)      (138,686)        (1,563)      (122,359)      (989,798)
    171,419        (22,543)      (465,081)      (276,649)        (2,770)      (469,016)      (114,047)      (231,819)      (968,619)
-----------------------------------------------------------------------------------------------------------------------------------

    143,474        (63,324)      (603,047)      (253,736)        (8,345)      (551,429)      (111,927)      (259,684)    (1,588,011)
-----------------------------------------------------------------------------------------------------------------------------------
   (104,550)      (198,796)    (1,056,509)      (503,802)       (23,281)    (1,170,205)      (161,102)    (1,097,041)    (2,100,922)
-----------------------------------------------------------------------------------------------------------------------------------
    922,936        628,685      2,657,228        848,205         50,987      1,911,387        161,102      1,727,926      4,274,540
-----------------------------------------------------------------------------------------------------------------------------------
$   818,386    $   429,889    $ 1,600,719    $   344,403    $    27,706    $   741,182    $        --    $   630,885    $ 2,173,618
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                          40|86 SERIES TRUST PORTFOLIOS (CONTINUED) (A)
                                                                ===================================================================
                                                                                               FIXED      GOVERNMENT        HIGH
                                                                  FOCUS 20       EQUITY        INCOME     SECURITIES        YIELD
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $        --   $     6,873   $   124,625   $   109,306   $    76,355
Expenses:
   Mortality and expense risk fees, net ......................        4,137        33,622        31,177        43,045        11,977
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................       (4,137)      (26,749)       93,448        66,261        64,378
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...................................     (266,412)     (297,190)      (79,400)       89,043      (162,362)
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --            --        17,796        64,098            --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ..................           --            --            --         7,247            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................     (266,412)     (297,190)      (61,604)      160,388      (162,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................       (6,581)      (32,605)       22,011       (10,418)       86,033
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $  (277,130)  $  (356,544)  $    53,855   $   216,231   $   (11,951)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                          40|86 SERIES TRUST PORTFOLIOS (CONTINUED) (A)
                                                                ===================================================================
                                                                                               FIXED      GOVERNMENT        HIGH
                                                                  FOCUS 20       EQUITY        INCOME     SECURITIES        YIELD
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $    (4,137)  $   (26,749)  $    93,448   $    66,261   $    64,378
   Net realized gain (loss) on investments in portfolio shares     (266,412)     (297,190)      (61,604)      160,388      (162,362)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       (6,581)      (32,605)       22,011       (10,418)       86,033
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....     (277,130)     (356,544)       53,855       216,231       (11,951)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        9,037       147,879        20,511       208,537        86,108
   Contract redemptions ......................................      (36,110)     (387,812)     (430,177)     (453,543)     (133,106)
   Net transfers .............................................      (13,583)     (499,365)      461,950     1,413,570       355,887
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................      (40,656)     (739,298)       52,284     1,168,564       308,889
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................     (317,786)   (1,095,842)      106,139     1,384,795       296,938
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      410,531     2,879,805     1,917,809     1,904,316       847,982
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................  $    92,745   $ 1,783,963   $ 2,023,948   $ 3,289,111   $ 1,144,920
===================================================================================================================================

Notes:
(a) Formerly Conseco Series Trust Prior to its name change effective Septmber 17, 2003.
(b)   Formerly Utility II prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

    40|86
   SERIES
    TRUST
 PORTFOLIOS                                        DREYFUS VARIABLE
 (CONTINUED)                                       INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES
============                                 ===========================   =========================================================
                  DREYFUS
                 SOCIALLY       DREYFUS                                       HIGH                      INTERNATIONAL
     MONEY      RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL     INCOME      INTERNATIONAL      SMALL         CAPITAL
    MARKET        GROWTH         INDEX          STOCK          VALUE         BOND II       EQUITY II     COMPANY II    INCOME II (B)
===================================================================================================================================
$   126,296    $       865    $    41,296    $     1,509    $     4,613    $    77,816    $        --    $        --    $    32,617

    147,166          6,548         46,556          6,434          7,771         15,881          5,380            166          5,926
-----------------------------------------------------------------------------------------------------------------------------------
    (20,870)        (5,683)        (5,260)        (4,925)        (3,158)        61,935         (5,380)          (166)        26,691
-----------------------------------------------------------------------------------------------------------------------------------

         --       (187,662)      (655,313)      (150,253)        (8,083)       (72,735)      (260,658)           739       (108,508)

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         --       (187,662)      (655,313)      (150,253)        (8,083)       (72,735)      (260,658)           739       (108,508)
-----------------------------------------------------------------------------------------------------------------------------------

         --         26,160       (199,185)        (2,487)       (42,623)        10,149        145,835           (556)       (16,313)
-----------------------------------------------------------------------------------------------------------------------------------
$   (20,870)   $  (167,185)   $  (859,758)   $  (157,665)   $   (53,864)   $      (651)   $  (120,203)   $        17    $   (98,130)
===================================================================================================================================

    40|86
   SERIES
    TRUST
 PORTFOLIOS                                        DREYFUS VARIABLE
 (CONTINUED)                                       INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES
============                                 ===========================   =========================================================
                  DREYFUS
                 SOCIALLY       DREYFUS                                       HIGH                      INTERNATIONAL
     MONEY      RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL     INCOME      INTERNATIONAL      SMALL         CAPITAL
    MARKET        GROWTH         INDEX          STOCK          VALUE         BOND II       EQUITY II     COMPANY II    INCOME II (B)
===================================================================================================================================
$   (20,870)   $    (5,683)   $    (5,260)   $    (4,925)   $    (3,158)   $    61,935    $    (5,380)   $      (166)   $    26,691
         --       (187,662)      (655,313)      (150,253)        (8,083)       (72,735)      (260,658)           739       (108,508)

         --         26,160       (199,185)        (2,487)       (42,623)        10,149        145,835           (556)       (16,313)
-----------------------------------------------------------------------------------------------------------------------------------
    (20,870)      (167,185)      (859,758)      (157,665)       (53,864)          (651)      (120,203)            17        (98,130)
-----------------------------------------------------------------------------------------------------------------------------------

 22,517,133         10,788        104,138          7,471         46,416         55,903          5,505            418         36,556
 (3,268,484)       (36,052)      (529,532)      (104,555)       (50,537)      (315,681)      (180,542)       (29,488)      (122,092)
(21,057,130)       (48,954)       282,469         74,602        220,978        828,168        307,238          1,567        599,386
-----------------------------------------------------------------------------------------------------------------------------------

 (1,808,481)       (74,218)      (142,925)       (22,482)       216,857        568,390        132,201        (27,503)       513,850
-----------------------------------------------------------------------------------------------------------------------------------
 (1,829,351)      (241,403)    (1,002,683)      (180,147)       162,993        567,739         11,998        (27,486)       415,720
-----------------------------------------------------------------------------------------------------------------------------------
  9,798,756        560,806      4,337,569        369,686        167,628      1,105,628        322,813         29,973        422,266
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,969,405    $   319,403    $ 3,334,886    $   189,539    $   330,621    $ 1,673,367    $   334,811    $     2,487    $   837,986
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                     FIRST AMERICAN                    INVESCO VARIABLE
                                                                  INSURANCE PORTFOLIOS                 INVESTMENT FUNDS
                                                                ==========================  =======================================
                                                                 LARGE CAP       MID CAP        CORE       FINANCIAL       HEALTH
                                                                  GROWTH         GROWTH        EQUITY      SERVICES       SCIENCES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $         1   $        --   $     5,784   $     2,266   $        --
Expenses:
   Mortality and expense risk fees, net ......................           38           425         7,903         6,269         4,190
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................          (37)         (425)       (2,119)       (4,003)       (4,190)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...................................          295        (8,030)      (46,890)      (59,081)      (75,759)
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ..................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................          295        (8,030)      (46,890)      (59,081)      (75,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................          (69)       (7,562)      (62,512)      (29,083)      (12,015)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $       189   $   (16,017)  $  (111,521)  $   (92,167)  $   (91,964)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      FIRST AMERICAN                   INVESCO VARIABLE
                                                                   INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                                =========================   =======================================
                                                                 LARGE CAP       MID CAP        CORE        FINANCIAL      HEALTH
                                                                  GROWTH         GROWTH        EQUITY       SERVICES      SCIENCES
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $       (37)  $      (425)  $    (2,119)  $    (4,003)  $    (4,190)
   Net realized gain (loss) on investments in portfolio shares          295        (8,030)      (46,890)      (59,081)      (75,759)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................          (69)       (7,562)      (62,512)      (29,083)      (12,015)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...          189       (16,017)     (111,521)      (92,167)      (91,964)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           --        16,144        69,812       (15,895)      (16,085)
   Contract redemptions ......................................           --       (18,786)      (83,884)      (31,980)      (30,353)
   Net transfers .............................................        5,415        34,992      (230,459)      101,153      (146,770)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owners' transactions ...........................        5,415        32,350      (244,531)       53,278      (193,208)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................        5,604        16,333      (356,052)      (38,889)     (285,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --        12,859       691,017       383,608       449,654
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................  $     5,604   $    29,192   $   334,965   $   344,719   $   164,482
===================================================================================================================================

Notes:

(a)   Formerly Aggressive Growth prior to its name change effective May 1, 2003.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                             LAZARD RETIREMENT
      INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)               JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
==========================================================  =========================================    ==========================
               REAL ESTATE                      TELE-         MID CAP                      WORLDWIDE
 HIGH YIELD    OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS   GROWTH (A)       GROWTH         GROWTH         EQUITY       SMALL CAP
===================================================================================================================================
$    77,247    $     2,216    $        --    $        --    $        --    $        --    $    20,747    $       134    $        --

     13,284          3,124          1,493            656         23,083         42,296         36,255          2,107         26,474
-----------------------------------------------------------------------------------------------------------------------------------
     63,963           (908)        (1,493)          (656)       (23,083)       (42,296)       (15,508)        (1,973)       (26,474)
-----------------------------------------------------------------------------------------------------------------------------------

   (226,740)       (11,207)       (57,879)       (15,430)    (1,151,426)      (995,570)    (1,427,481)       (31,220)      (330,922)

         --             --             --             --             --             --             --             --          5,119

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
   (226,740)       (11,207)       (57,879)       (15,430)    (1,151,426)      (995,570)    (1,427,481)       (31,220)      (325,803)
-----------------------------------------------------------------------------------------------------------------------------------

     98,938         (3,500)       (16,991)       (26,042)       558,715          6,681        666,094          3,483       (161,928)
-----------------------------------------------------------------------------------------------------------------------------------
$   (63,839)   $   (15,615)   $   (76,363)   $   (42,128)   $  (615,794)   $(1,031,185)   $  (776,895)   $   (29,710)   $  (514,205)
===================================================================================================================================

                                                                                                             LAZARD RETIREMENT
      INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)               JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
==========================================================  =========================================    ==========================
               REAL ESTATE                      TELE-         MID CAP                      WORLDWIDE
 HIGH YIELD    OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS   GROWTH (A)       GROWTH         GROWTH         EQUITY       SMALL CAP
===================================================================================================================================
$    63,963    $      (908)   $    (1,493)   $      (656)   $   (23,083)   $   (42,296)   $   (15,508)   $    (1,973)   $   (26,474)
   (226,740)       (11,207)       (57,879)       (15,430)    (1,151,426)      (995,570)    (1,427,481)       (31,220)      (325,803)

     98,938         (3,500)       (16,991)       (26,042)       558,715          6,681        666,094          3,483       (161,928)
-----------------------------------------------------------------------------------------------------------------------------------
    (63,839)       (15,615)       (76,363)       (42,128)      (615,794)    (1,031,185)      (776,895)       (29,710)      (514,205)
-----------------------------------------------------------------------------------------------------------------------------------

     28,100            578          4,059             --        101,707        136,067         76,714         10,390        131,078
   (106,717)       (12,202)       (33,178)       (11,323)      (146,565)      (465,400)      (368,978)       (11,906)      (315,688)
   (350,004)       225,140        (65,908)       (10,344)      (360,856)        33,854       (405,957)       117,309        191,285
-----------------------------------------------------------------------------------------------------------------------------------

   (428,621)       213,516        (95,027)       (21,667)      (405,714)      (295,479)      (698,221)       115,793          6,675
-----------------------------------------------------------------------------------------------------------------------------------
   (492,460)       197,901       (171,390)       (63,795)    (1,021,508)    (1,326,664)    (1,475,116)        86,083       (507,530)
-----------------------------------------------------------------------------------------------------------------------------------
  1,203,207          5,519        215,897         93,744      2,170,244      3,428,995      3,226,634         94,687      1,491,703
-----------------------------------------------------------------------------------------------------------------------------------
$   710,747    $   203,420    $    44,507    $    29,949    $ 1,148,736    $ 2,102,331    $ 1,751,518    $   180,770    $   984,173
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                          PIONEER
                                                                                         NEUBERGER BERMAN                 VARIABLE
                                                                    LORD                ADVISERS MANAGEMENT              CONTRACTS
                                                                   ABBETT                TRUST PORTFOLIOS                  TRUST
                                                                   SERIES     =======================================   ===========
                                                                    FUND        LIMITED
                                                                   GROWTH       MATURITY       MIDCAP                      EQUITY
                                                                 AND INCOME       BOND         GROWTH       PARTNERS       INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $    12,480   $    66,581   $        --   $     2,436   $     8,598
Expenses:
   Mortality and expense risk fees, net ......................       35,428        28,267         1,628         8,282         5,105
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................      (22,948)       38,314        (1,628)       (5,846)        3,493
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...................................     (170,758)       20,372       (31,858)     (235,758)      (83,882)
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
     Net realized long-term capital gain distributions from
       investments in portfolio shares .......................          279            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................     (170,479)       20,372       (31,858)     (235,758)      (83,882)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................     (320,875)       14,256        (3,453)       (9,049)      (13,286)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $  (514,302)  $    72,942   $   (36,939)  $  (250,653)  $   (93,675)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                          PIONEER
                                                                                         NEUBERGER BERMAN                 VARIABLE
                                                                    LORD                ADVISERS MANAGEMENT              CONTRACTS
                                                                   ABBETT                TRUST PORTFOLIOS                  TRUST
                                                                   SERIES     =======================================   ===========
                                                                    FUND        LIMITED
                                                                   GROWTH       MATURITY       MIDCAP                      EQUITY
                                                                 AND INCOME       BOND         GROWTH       PARTNERS       INCOME
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $   (22,948)  $    38,314   $    (1,628)  $    (5,846)  $     3,493
   Net realized gain (loss) on investments in portfolio shares     (170,479)       20,372       (31,858)     (235,758)      (83,882)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................     (320,875)       14,256        (3,453)       (9,049)      (13,286)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...     (514,302)       72,942       (36,939)     (250,653)      (93,675)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      280,696       115,882        41,490        11,853        33,234
   Contract redemptions ......................................     (381,492)     (351,466)      (24,231)      (56,445)      (66,912)
   Net transfers .............................................      558,331     1,106,358      (263,441)      205,656        78,005
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................      457,535       870,774      (246,182)      161,064        44,327
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............      (56,767)      943,716      (283,121)      (89,589)      (49,348)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    2,171,084     1,205,684       311,496       333,857       262,859
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $ 2,114,317   $ 2,149,400   $    28,375   $   244,268   $   213,511
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                                                           STRONG
                                                                                                           VARIABLE
     PIONEER VARIABLE                                                                                     INSURANCE
CONTRACTS TRUST (CONTINUED)               RYDEX VARIABLE TRUST                SELIGMAN PORTFOLIOS           FUNDS
===========================   =========================================   ===========================    ===========
                                                                U.S.
                                                             GOVERNMENT   COMMUNICATIONS                                  STRONG
                                                               MONEY           AND           GLOBAL        MID CAP      OPPORTUNITY
   EUROPE           FUND           NOVA           OTC          MARKET       INFORMATION    TECHNOLOGY     GROWTH II       FUND II
===================================================================================================================================
$        --    $     1,585    $    96,126    $        --    $    71,939    $        --    $        --    $        --    $     5,540

        713          2,433         16,900         18,003        239,146          7,526          2,772         21,339         25,790
-----------------------------------------------------------------------------------------------------------------------------------
       (713)          (848)        79,226        (18,003)      (167,207)        (7,526)        (2,772)       (21,339)       (20,250)
-----------------------------------------------------------------------------------------------------------------------------------

       (639)       (32,505)      (888,311)      (545,467)            --       (388,809)       (95,370)      (649,990)      (559,516)

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --         25,683
-----------------------------------------------------------------------------------------------------------------------------------
       (639)       (32,505)      (888,311)      (545,467)            --       (388,809)       (95,370)      (649,990)      (533,833)
-----------------------------------------------------------------------------------------------------------------------------------

    (10,380)       (17,350)        22,277       (267,257)            --         91,216          9,825        (85,081)      (205,138)
-----------------------------------------------------------------------------------------------------------------------------------
$   (11,732)   $   (50,703)   $  (786,808)   $  (830,727)   $  (167,207)   $  (305,119)   $   (88,317)   $  (756,410)   $  (759,221)
===================================================================================================================================

                                                                                                           STRONG
                                                                                                           VARIABLE
     PIONEER VARIABLE                                                                                     INSURANCE
CONTRACTS TRUST (CONTINUED)               RYDEX VARIABLE TRUST                SELIGMAN PORTFOLIOS           FUNDS
===========================   =========================================   ===========================    ===========
                                                                U.S.
                                                             GOVERNMENT   COMMUNICATIONS                                  STRONG
                                                               MONEY           AND           GLOBAL        MID CAP      OPPORTUNITY
   EUROPE           FUND           NOVA           OTC          MARKET       INFORMATION    TECHNOLOGY     GROWTH II       FUND II
===================================================================================================================================
$      (713)   $      (848)   $    79,226    $   (18,003)   $  (167,207)   $    (7,526)   $    (2,772)   $   (21,339)   $   (20,250)
       (639)       (32,505)      (888,311)      (545,467)            --       (388,809)       (95,370)      (649,990)      (533,833)

    (10,380)       (17,350)        22,277       (267,257)            --         91,216          9,825        (85,081)      (205,138)
-----------------------------------------------------------------------------------------------------------------------------------
    (11,732)       (50,703)      (786,808)      (830,727)      (167,207)      (305,119)       (88,317)      (756,410)      (759,221)
-----------------------------------------------------------------------------------------------------------------------------------

        803          8,069         63,446         22,661         74,711         36,007          9,465        136,598         68,792
     (5,720)       (66,550)      (321,482)      (467,876)    (2,585,858)       (63,163)       (18,367)      (107,380)      (187,906)
     24,888        134,371     (1,389,923)      (456,716)    29,208,461       (383,693)      (197,065)      (340,417)       424,648
-----------------------------------------------------------------------------------------------------------------------------------

     19,971         75,890     (1,647,959)      (901,931)    26,697,314       (410,849)      (205,967)      (311,199)       305,534
-----------------------------------------------------------------------------------------------------------------------------------
      8,239         25,187     (2,434,767)    (1,732,658)    26,530,107       (715,968)      (294,284)    (1,067,609)      (453,687)
-----------------------------------------------------------------------------------------------------------------------------------
     38,631         98,872      2,905,870      2,688,503      2,779,695      1,013,874        415,451      2,006,758      1,629,999
-----------------------------------------------------------------------------------------------------------------------------------
$    46,870    $   124,059    $   471,103    $   955,845    $29,309,802    $   297,906    $   121,167    $   939,149    $ 1,176,312
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                   LEVCO SERIES TRUST       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                ==========================  =======================================
                                                                   LEVCO        LEVIN
                                                                  EQUITY        MID CAP                    EMERGING         HARD
                                                                 VALUE (A)     VALUE (A)        BOND        MARKETS        ASSETS
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $        --   $        --   $        --   $       858   $       495
Expenses:
   Mortality and expense risk fees, net ......................           68            11         3,949        49,291        22,643
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................          (68)          (11)       (3,949)      (48,433)      (22,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................          166         3,045         9,260      (192,350)      676,906
     Net realized short-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
     Net realized long-term capital gain distributions from
       investments in portfolio shares .......................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................          166         3,045         9,260      (192,350)      676,906
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................          (33)           --        35,002        (5,365)       31,433
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .  $        65   $     3,034   $    40,313   $  (246,148)  $   686,191
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                   LEVCO SERIES TRUST       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                ==========================  =======================================
                                                                   LEVCO        LEVIN
                                                                  EQUITY        MID CAP                    EMERGING         HARD
                                                                 VALUE (A)     VALUE (A)        BOND        MARKETS        ASSETS
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $       (68)  $       (11)  $    (3,949)  $   (48,433)  $   (22,148)
   Net realized gain (loss) on investments in portfolio shares          166         3,045         9,260      (192,350)      676,906
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................          (33)           --        35,002        (5,365)       31,433
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...           65         3,034        40,313      (246,148)      686,191
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           --        (3,034)        9,697     1,673,108     1,852,966
   Contract redemptions ......................................           --            --       (53,903)      (42,433)     (196,324)
   Net transfers .............................................        5,648            --       339,177    (1,269,815)   (2,064,567)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..........................................        5,648        (3,034)      294,971       360,860      (407,925)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................        5,713            --       335,284       114,712       278,266
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --            --       142,026       290,159        58,954
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $     5,713   $        --   $   477,310   $   404,871   $   337,220
===================================================================================================================================

Notes:
(a)   For the period 06/24/02 (commencement of operations) through 12/31/02.

   VAN ECK
  WORLDWIDE
  INSURANCE
 TRUST FUND
 (CONTINUED)
============
     REAL            COMBINED
    ESTATE            TOTAL
==============================

$     10,208      $  1,138,886

       9,337         1,289,765
------------------------------
         871          (150,879)
------------------------------

      69,622       (17,667,374)

          --           258,148

          --            48,589
------------------------------
      69,622       (17,360,637)
------------------------------

      (5,279)          491,420
------------------------------
$     65,214      $(17,020,096)
==============================

   VAN ECK
  WORLDWIDE
  INSURANCE
 TRUST FUND
 (CONTINUED)
============
     REAL            COMBINED
    ESTATE            TOTAL
==============================

$        871      $   (150,879)
      69,622       (17,360,637)

      (5,279)          491,420
------------------------------
      65,214       (17,020,096)
------------------------------

       1,985        34,983,656
     (48,302)      (15,348,226)
    (107,474)       (1,560,922)
------------------------------

    (153,791)       18,074,508
------------------------------
     (88,577)        1,054,412
------------------------------
     366,153        81,096,581
------------------------------
$    277,576      $ 82,150,993
==============================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002

(1) GENERAL

      Jefferson National Life Annuity Account H ("Account H")(formerly Conseco Variable Account H prior to its name change effective May 1, 2003) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003) pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

      On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified again the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

      Currently,   the  following   investment  options  are  available  to  new
investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Focus 20 Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Mid Cap Core Equity Fund Series II
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
FIRST AMERICAN INSURANCE PORTFOLIOS INC.
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Core Equity Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund
JANUS ASPEN SERIES
   Growth Portfolio
   Growth and Income Portfolio
   International Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003 AND 2002

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Bond Portfolio
   Total Return Bond Portfolio
PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Fund Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   Juno Fund
   Medius Fund
   Mekros Fund
   Nova Fund
   OTC Fund
   Sector Rotation Fund
   Ursa Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II
STRONG OPPORTUNITY FUND II
THIRD AVENUE VARIABLE SERIES TRUST
   Third Avenue Value Portfolio
LEVCO SERIES TRUST
   LEVCO Equity Value Fund
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
VARIABLE INSURANCE FUNDS
   Choice VIT Market Neutral Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments that are restricted as to resale.

      Net investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account H as of the beginning of the valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2003 and 2002 were $605,385,168 and $1,562,808,899, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2003 and 2002 were $650,052,429 and $1,544,578,536, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003 AND 2002

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $1,117,822 and $1,289,765 for the years ended December 31, 2003 and 2002, respectively.

      Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges for the years ended December 31, 2003 and 2002 were $2,605,109 and $1,253,593, respectively.

(5) FINANCIAL HIGHLIGHTS

      Beginning in 2001, disclosure of total returns, investment income and expenses ratios became a new requirement.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003 AND 2002

                                                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                     ===============================================================================================

                                      TOTAL   STANDARD   STD. WITH  STANDARD   STD. WITH     TOTAL    STANDARD  STD. WITH
                                      UNITS   CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS  NET ASSETS  CONTRACT  ALL RIDERS
                                     =====================================================================================

                                                                                                                          INVESTMENT
                                                                       EXPENSE    EXPENSE              TOTAL      TOTAL     INCOME
                                     (000S)  UNIT VALUES  UNIT VALUES   RATIO      RATIO    (000S)     RETURN     RETURN     RATIO
====================================================================================================================================
40|86 Series Trust:
   Balanced Portfolio
     December 31, 2003...............  166      $ 13.79     $ 13.45      1.40%      2.00%   $ 2,283     21.58%     20.85%     2.29%
     December 31, 2002...............  192        11.35       11.13      1.40%      2.00%     2,174    -14.13%    -14.66%     3.11%
     December 31, 2001...............  324        13.21       13.04      1.40%      2.00%     4,275     -7.91%     -8.46%     5.87%
   Equity Portfolio
     December 31, 2003...............  138        16.57       16.16      1.40%      2.00%     2,273     35.27%     34.46%     0.25%
     December 31, 2002...............  146        12.25       12.02      1.40%      2.00%     1,784    -14.62%    -15.13%     0.28%
     December 31, 2001...............  201        14.34       14.16      1.40%      2.00%     2,880    -11.56%    -12.09%     0.49%
   Fixed Income Portfolio
     December 31, 2003...............  109        13.21       12.88      1.40%      2.00%     1,437      7.81%      7.16%     4.86%
     December 31, 2002...............  166        12.25       12.02      1.40%      2.00%     2,023      3.23%      2.61%     5.92%
     December 31, 2001...............  162        11.87       11.71      1.40%      2.00%     1,918      7.32%      6.67%     5.40%
   Focus 20 Portfolio
     December 31, 2003...............   83         3.19        3.12      1.40%      2.00%       265     51.54%     50.63%     0.00%
     December 31, 2002...............   44         2.10        2.07      1.40%      2.00%        93    -53.07%    -53.35%     0.00%
     December 31, 2001...............   92         4.48        4.44      1.40%      2.00%       410    -46.76%    -47.08%     0.00%
   Government Securities Portfolio
     December 31, 2003...............  133        12.52       12.21      1.40%      2.00%     1,661     -0.05%     -0.65%     3.39%
     December 31, 2002...............  263        12.53       12.29      1.40%      2.00%     3,289      7.81%      7.17%     3.76%
     December 31, 2001...............  164        11.62       11.47      1.40%      2.00%     1,904      4.65%      4.02%     5.18%
   High Yield Portfolio
     December 31, 2003...............   90        13.59       13.29      1.40%      2.00%     1,222     25.61%     24.86%     6.71%
     December 31, 2002...............  106        10.82       10.64      1.40%      2.00%     1,144      4.00%      3.38%     8.64%
     December 31, 2001...............   82        10.40       10.30      1.40%      2.00%       848      1.73%      1.12%     1.64%
   Money Market Portfolio
     December 31, 2003...............  239        11.37       11.08      1.40%      2.00%     2,712     -0.77%     -1.36%     0.67%
     December 31, 2002...............  697        11.45       11.24      1.40%      2.00%     7,969     -0.16%     -0.76%     1.26%
     December 31, 2001...............  855        11.47       11.32      1.40%      2.00%     9,799      2.52%      1.90%     6.80%
AIM Variable Insurance Funds:
   Basic Value Portfolio
     December 31, 2003...............    6        12.91       12.86      1.40%      2.00%        73     29.13%     28.62%     0.00%
     Inception May 1, 2003...........   --        10.00       10.00      1.40%      2.00%        --       N/A        N/A       N/A
   Mid Cap Core Equity Portfolio
     December 31, 2003...............    8        12.40       12.35      1.40%      2.00%       100     24.56%     24.07%     0.04%
     Inception May 1, 2003...........   --         9.96        9.96      1.40%      2.00%        --       N/A        N/A       N/A
The Alger American Fund:
   Growth Portfolio
     December 31, 2003...............   86        11.81       11.52      1.40%      2.00%      1010     33.28%     32.49%     0.00%
     December 31, 2002...............   97         8.86        8.69      1.40%      2.00%      $862    -33.92%    -34.32%     0.04%
     December 31, 2001...............  173        13.41       13.23      1.40%      2.00%     2,326    -13.05%    -13.57%     0.24%
   Leveraged AllCap Portfolio
     December 31, 2003...............  160        13.89       13.54      1.40%      2.00%     2,223     32.85%     32.06%     0.00%
     December 31, 2002...............  133        10.45       10.26      1.40%      2.00%     1,384    -34.83%    -35.22%     0.01%
     December 31, 2001...............  154        16.04       15.83      1.40%      2.00%     2,461    -17.11%    -17.61%     0.00%
   MidCap Portfolio
     December 31, 2003...............  137        16.19       15.79      1.40%      2.00%     2,221     45.74%     44.87%     0.00%
     December 31, 2002...............  156        11.11       10.90      1.40%      2.00%     1,723    -30.52%    -30.94%     0.00%
     December 31, 2001...............  258        15.99       15.78      1.40%      2.00%     4,127     -7.83%     -8.39%     9.59%
   Small Capitalization Portfolio
     December 31, 2003...............  151         8.07        7.87      1.40%      2.00%     1,217     40.37%     39.53%     0.00%
     December 31, 2002...............   49         5.75        5.64      1.40%      2.00%       282    -27.25%    -27.69%     0.00%
     December 31, 2001...............  199         7.90        7.80      1.40%      2.00%     1,571    -30.50%    -30.92%     0.01%
Alliance Variable Products Series Fund, Inc.:
   Growth and Income Portfolio
     December 31, 2003...............   13        10.31       10.18      1.40%      2.00%       131     30.66%     29.88%     0.00%
     December 31, 2002...............   10         7.89        7.84      1.40%      2.00%        76    -23.14%    -23.60%     0.81%
     December 31, 2001...............   16        10.27       10.25      1.40%      2.00%       165      2.19%      2.08%     0.00%

                                                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                     ===============================================================================================

                                      TOTAL   STANDARD   STD. WITH  STANDARD   STD. WITH     TOTAL    STANDARD  STD. WITH
                                      UNITS   CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS  NET ASSETS  CONTRACT  ALL RIDERS
                                     =====================================================================================

                                                                                                                          INVESTMENT
                                                                       EXPENSE    EXPENSE              TOTAL      TOTAL     INCOME
                                     (000S)  UNIT VALUES  UNIT VALUES   RATIO      RATIO    (000S)     RETURN     RETURN     RATIO
====================================================================================================================================
American Century Variable Portfolios, Inc.:
   Income and Growth Fund
     December 31, 2003...............   67      $ 11.34     $ 11.06      1.40%      2.00%   $   753     27.57%     26.82%     1.13%
     December 31, 2002...............   92         8.89        8.72      1.40%      2.00%       818    -20.49%    -20.97%     1.08%
     December 31, 2001...............   83        11.18       11.03      1.40%      2.00%       923     -9.64%    -10.18%     0.71%
   International Fund
     December 31, 2003...............   40         9.92        9.68      1.40%      2.00%       393     22.78%     22.05%     0.14%
     December 31, 2002...............   53         8.08        7.93      1.40%      2.00%       430    -21.48%    -21.95%     0.77%
     December 31, 2001...............   61        10.29       10.16      1.40%      2.00%       629    -30.17%    -30.59%     0.12%
   Value Fund .......................
     December 31, 2003...............  128        14.19       13.84      1.40%      2.00%     1,812     27.17%     26.41%     1.12%
     December 31, 2002...............  144        11.16       10.95      1.40%      2.00%     1,601    -13.84%    -14.35%     1.12%
     December 31, 2001...............  206        12.95       12.78      1.40%      2.00%     2,657     11.24%     10.58%     0.71%
The Dreyfus Socially Responsible
   Growth Fund, Inc.
     December 31, 2003...............   38         9.17        8.94      1.40%      2.00%       351     24.25%     23.51%     0.11%
     December 31, 2002...............   43         7.38        7.24      1.40%      2.00%       319    -29.94%    -30.36%     0.20%
     December 31, 2001...............   53        10.53       10.40      1.40%      2.00%       561    -23.66%    -24.12%     0.06%
Dreyfus Stock Index Fund
     December 31, 2003...............  261        10.82       10.55      1.40%      2.00%     2,816     26.58%     25.82%     1.45%
     December 31, 2002...............  391         8.55        8.39      1.40%      2.00%     3,335    -23.44%    -23.90%     1.32%
     December 31, 2001...............  389        11.17       11.02      1.40%      2.00%     4,338    -13.41%    -13.93%     1.09%
Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio
     December 31, 2003...............   17         8.93        8.71      1.40%      2.00%       151     21.81%     21.08%     0.81%
     December 31, 2002...............   26         7.33        7.19      1.40%      2.00%       190    -23.69%    -24.15%     0.33%
     December 31, 2001...............   39         9.60        9.48      1.40%      2.00%       370    -14.48%    -15.00%     0.26%
     International Value Portfolio
     December 31, 2003...............  105        11.24       10.96      1.40%      2.00%     1,176     34.46%     33.66%     0.74%
     December 31, 2002...............   40         8.36        8.20      1.40%      2.00%       330    -13.45%    -13.97%     0.80%
     December 31, 2001...............   17         9.66        9.53      1.40%      2.00%       168    -14.43%    -14.95%     0.95%
Federated Insurance Series:
   Capital Income Fund II
     December 31, 2003...............   31         7.78        7.59      1.40%      2.00%       241     18.99%     18.28%     6.43%
     December 31, 2002...............  128         6.54        6.42      1.40%      2.00%       838    -25.01%    -25.46%     7.70%
     December 31, 2001...............   48         8.72        8.61      1.40%      2.00%       422    -14.93%    -15.44%     3.17%
   High Income Bond Fund II
     December 31, 2003...............  121        10.80       10.53      1.40%      2.00%     1,301     20.52%     19.80%     6.78%
     December 31, 2002...............  188         8.96        8.79      1.40%      2.00%     1,673     -0.04%     -0.65%     7.66%
     December 31, 2001...............  124         8.96        8.85      1.40%      2.00%     1,106     -0.04%     -0.64%    20.77%
   International Equity Fund II
     December 31, 2003...............   52        10.99       10.71      1.40%      2.00%       567     30.02%     29.25%     0.00%
     December 31, 2002...............   40         8.45        8.29      1.40%      2.00%       335    -23.84%    -24.29%     0.00%
     December 31, 2001...............   29        11.09       10.95      1.40%      2.00%       323    -30.41%    -30.83%     5.73%
First American Insurance Portfolios:
   Large Cap Growth Portfolio
     December 31, 2003...............    5         6.92        6.81      1.40%      2.00%        32     21.24%     20.51%     0.00%
     December 31, 2002...............    1         5.71        5.65      1.40%      2.00%         6    -31.11%    -31.52%     0.03%
     December 31, 2001...............    0         8.29        8.26      1.40%      2.00%         0    -18.53%    -18.86%     0.00%
   Mid Cap Growth Portfolio
     December 31, 2003...............    3         7.75        7.62      1.40%      2.00%        23     30.82%     30.04%     0.00%
     December 31, 2002...............    5         5.92        5.86      1.40%      2.00%        29    -30.28%    -30.69%     0.00%
     December 31, 2001...............    2         8.49        8.46      1.40%      2.00%        13    -16.18%    -16.52%     0.00%
Invesco Variable Investment Funds, Inc:
   Core Equity Fund
     December 31, 2003...............   28        10.45       10.19      1.40%      2.00%       288     20.89%     20.17%     1.07%
     December 31, 2002...............   39         8.64        8.48      1.40%      2.00%       335    -20.24%    -20.72%     1.16%
     December 31, 2001...............   64        10.84       10.70      1.40%      2.00%       691    -10.24%    -10.78%     1.87%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003 AND 2002

                                                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                     ===============================================================================================

                                      TOTAL   STANDARD   STD. WITH  STANDARD   STD. WITH     TOTAL    STANDARD  STD. WITH
                                      UNITS   CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS  NET ASSETS  CONTRACT  ALL RIDERS
                                     =====================================================================================

                                                                                                                          INVESTMENT
                                                                       EXPENSE    EXPENSE              TOTAL      TOTAL     INCOME
                                     (000S)  UNIT VALUES  UNIT VALUES   RATIO      RATIO    (000S)     RETURN     RETURN     RATIO
====================================================================================================================================
Invesco Variable Investment Funds, Inc. (continued)
   Financial Services Fund
     December 31, 2003...............   17      $ 10.39     $ 10.23      1.40%      2.00%   $   178     27.78%     27.02%     0.39%
     December 31, 2002...............   42         8.13        8.05      1.40%      2.00%       345    -16.09%    -16.59%     0.55%
     December 31, 2001...............   40         9.69        9.65      1.40%      2.00%       384     -3.84%     -4.23%     1.25%
   Health Sciences Fund
     December 31, 2003...............   14         9.60        9.45      1.40%      2.00%       132     26.01%     25.25%     0.00%
     December 31, 2002...............   22         7.62        7.54      1.40%      2.00%       164    -25.50%    -25.95%     0.00%
     December 31, 2001...............   44        10.23       10.18      1.40%      2.00%       450      1.75%      1.34%     1.47%
   High Yield Fund
     December 31, 2003...............   97         8.99        8.77      1.40%      2.00%       868     23.30%     22.56%     6.27%
     December 31, 2002...............   98         7.29        7.15      1.40%      2.00%       711     -2.66%     -3.25%     8.29%
     December 31, 2001...............  161         7.49        7.39      1.40%      2.00%     1,203    -16.12%    -16.62%    10.72%
   Real Estate Opportunity Fund
     December 31, 2003...............   14        14.52       14.29      1.40%      2.00%       206     36.89%     36.08%     1.39%
     December 31, 2002...............   19        10.60       10.50      1.40%      2.00%       203      4.90%      4.27%     1.02%
     December 31, 2001...............    0        10.11       10.07      1.40%      2.00%         6      0.79%      0.39%     2.42%
   Technology Fund
     December 31, 2003...............   16         5.43        5.35      1.40%      2.00%        85     43.27%     42.42%     0.00%
     December 31, 2002...............   12         3.79        3.75      1.40%      2.00%        45    -47.59%    -47.90%     0.00%
     December 31, 2001...............   30         7.24        7.20      1.40%      2.00%       216    -29.41%    -29.69%     0.00%
   Telecommunications Fund
     December 31, 2003...............    1         3.71        3.65      1.40%      2.00%         3     32.44%     31.65%     0.00%
     December 31, 2002...............   11         2.80        2.77      1.40%      2.00%        30    -51.49%    -51.79%     0.00%
     December 31, 2001...............   16         5.77        5.75      1.40%      2.00%        94    -43.87%    -44.09%     0.00%
Janus Aspen Series:
   Growth Portfolio
     December 31, 2003...............  220        10.58       10.32      1.40%      2.00%     2,321     29.90%     29.13%     0.09%
     December 31, 2002...............  259         8.15        7.99      1.40%      2.00%     2,102    -27.53%    -27.97%     0.00%
     December 31, 2001...............  305        11.24       11.10      1.40%      2.00%     3,429    -25.79%    -26.24%     0.07%
   Growth and Income Portfolio
     December 31, 2003...............   68        12.26       12.21      1.40%      2.00%       833     19.90%     19.34%     1.01%
     Inception March 21, 2003........   --        10.23       10.23       N/A        N/A         --       N/A        N/A       N/A
   International Growth Portfolio
     December 31, 2003...............    2        14.44       14.37      1.40%      2.00%        31     42.38%     41.72%     0.03%
     Inception March 21, 2003........   --        10.14       10.14       N/A        N/A         --       N/A        N/A       N/A
   Mid Cap Growth Portfolio
     December 31, 2003...............  125        10.86       10.60      1.40%      2.00%     1,356     33.23%     32.43%     0.00%
     December 31, 2002...............  141         8.16        8.00      1.40%      2.00%     1,149    -28.94%    -29.36%     0.00%
     December 31, 2001...............  189        11.48       11.32      1.40%      2.00%     2,170    -40.30%     -40.66%    0.00%
   Worldwide Growth Portfolio
     December 31, 2003...............  162        11.01       10.74      1.40%      2.00%     1,777     22.27%     21.54%     0.71%
     December 31, 2002...............  195         9.01        8.84      1.40%      2.00%     1,752    -26.54%    -26.98%     0.84%
     December 31, 2001...............  264        12.26       12.10      1.40%      2.00%     3,227    -23.52%    -23.98%     0.49%
Lazard Retirement Series, Inc.:
   Equity Portfolio
     December 31, 2003...............   19        10.60       10.34      1.40%      2.00%       204     22.29%     21.56%     0.66%
     December 31, 2002...............   21         8.67        8.51      1.40%      2.00%       181    -17.42%    -17.91%     0.09%
     December 31, 2001...............    9        10.50       10.36      1.40%      2.00%        95     -8.76%     -9.31%     0.40%
   Small Cap Portfolio
     December 31, 2003...............  111        14.80       14.44      1.40%      2.00%     1,633     35.32%     34.51%     0.00%
     December 31, 2002...............   90        10.94       10.73      1.40%      2.00%       984    -18.82%    -19.31%     0.00%
     December 31, 2001...............  111        13.48       13.30      1.40%      2.00%     1,492     16.97%     16.27%     6.22%
Lord Abbett Series Fund, Inc.:
   America's Value Portfolio
     December 31, 2003...............    0        12.22       12.17      1.40%      2.00%         5     22.16%     21.67%     0.00%
     Inception May 1, 2003...........   --        10.00       10.00       N/A        N/A         --       N/A        N/A       N/A

                                                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                     ===============================================================================================

                                      TOTAL   STANDARD   STD. WITH  STANDARD   STD. WITH     TOTAL    STANDARD  STD. WITH
                                      UNITS   CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS  NET ASSETS  CONTRACT  ALL RIDERS
                                     =====================================================================================

                                                                                                                          INVESTMENT
                                                                       EXPENSE    EXPENSE              TOTAL      TOTAL     INCOME
                                     (000S)  UNIT VALUES  UNIT VALUES   RATIO      RATIO    (000S)     RETURN     RETURN     RATIO
====================================================================================================================================
Lord Abbett Series Fund, Inc. (continued):
   Growth and Income Portfolio
     December 31, 2003...............  167      $ 13.65     $ 13.31      1.40%      2.00%   $ 2,267      29.19%     28.42%     0.63%
     December 31, 2002...............  201        10.56       10.36      1.40%      2.00%     2,114    -19.17%    -19.66%     0.54%
     December 31, 2001...............  167        13.07       12.90      1.40%      2.00%     2,171     -8.02%     -8.58%     0.59%
Neuberger Berman Advisers
   Management Trust:
   Fasciano Portfolio
     December 31, 2003...............    6        12.54       12.49      1.40%      2.00%        73     24.90%     24.41%     0.07%
     Inception May 1, 2003...........   --        10.04       10.04    N/A        N/A            --       N/A        N/A       N/A
   Limited Maturity Bond Portfolio
     December 31, 2003...............   97        12.13       11.83      1.40%      2.00%     1,180      1.00%      0.40%     4.08%
     December 31, 2002...............  179        12.00       11.78      1.40%      2.00%     2,149      3.87%      3.25%     3.45%
     December 31, 2001...............  104        11.56       11.41      1.40%      2.00%     1,205      7.26%      6.62%     2.28%
   Midcap Growth Portfolio
     December 31, 2003...............    9         7.58        7.46      1.40%      2.00%        68     26.29%     25.54%     0.00%
     December 31, 2002...............    5         6.00        5.94      1.40%      2.00%        28    -30.32%    -30.74%     0.00%
     December 31, 2001...............   36         8.61        8.58      1.40%      2.00%       311    -14.55%    -14.90%     0.00%
   Partners Portfolio
     December 31, 2003...............   38        10.09        9.84      1.40%      2.00%       383     33.21%     32.42%     0.00%
     December 31, 2002...............   32         7.58        7.43      1.40%      2.00%       244    -25.20%    -25.65%     0.39%
     December 31, 2001...............   33        10.13       10.00      1.40%      2.00%       334     -4.19%     -4.76%     0.31%
   Regency Portfolio
     December 31, 2003...............    0        13.03       12.98      1.40%      2.00%               30.19%     29.67%   N/A
     Inception May 1, 2003...........   --        10.01       10.01      1.40%      2.00%        --       N/A        N/A       N/A
PIMCO Variable Insurance Trust:
   Real Return Porfolio
     December 31, 2003...............    8        10.52       10.47      1.40%      2.00%        86      4.79%      4.37%     0.30%
     Inception May 1, 2003...........   --        10.03       10.03      1.40%      2.00%        --       N/A        N/A       N/A
   Total Return Portfolio
     December 31, 2003...............    3        10.11       10.07      1.40%      2.00%        34      1.02%      0.61%     0.72%
     Inception May 1, 2003...........   --        10.01       10.01      1.40%      2.00%        --       N/A        N/A       N/A
Pioneer Variable Contracts Trust
   Equity Income Portfolio
     December 31, 2003...............   41         9.14        8.97      1.40%      2.00%       376     20.57%     19.85%     1.99%
     December 31, 2002...............   28         7.58        7.49      1.40%      2.00%       214    -17.22%    -17.71%     2.47%
     December 31, 2001...............   29         9.16        9.10      1.40%      2.00%       263     -7.22%     -7.77%     9.61%
   Europe Portfolio
     December 31, 2003...............   17         7.85        7.71      1.40%      2.00%       130     31.08%     30.29%     0.33%
     December 31, 2002...............    8         5.99        5.92      1.40%      2.00%        47    -20.19%    -20.66%     0.00%
     December 31, 2001...............    5         7.51        7.46      1.40%      2.00%        39    -24.50%    -24.95%     0.00%
   Fund Portfolio
     December 31, 2003...............   29         8.50        8.34      1.40%      2.00%       244     21.72%     21.00%     0.93%
     December 31, 2002...............   18         6.98        6.90      1.40%      2.00%       124    -20.38%    -20.85%     0.96%
     December 31, 2001...............   11         8.77        8.71      1.40%      2.00%        99    -10.87%    -11.40%     1.11%
Royce Capital Funds:
   Micro-Cap Funds
     December 31, 2003...............   11        14.76       14.70      1.40%      2.00%       164     46.81%     46.23%     0.00%
     Inception May 1, 2003...........   --        10.05       10.05      1.40%      2.00%        --       N/A        N/A       N/A
   Small-Cap Funds
     December 31, 2003...............   12        13.93       13.87      1.40%      2.00%       165     39.54%     38.99%     0.00%
     Inception May 1, 2003...........   --         9.98        9.98      1.40%      2.00%        --       N/A        N/A       N/A
Rydex Variable Trust:
   Juno Fund
     December 31, 2003...............   --         9.83        9.80      1.40%      2.00%         2     -1.64%     -2.04%     0.00%
     Inception May 1, 2003...........   --        10.00       10.00      1.40%      2.00%        --       N/A        N/A       N/A
   Medius Fund
     December 31, 2003...............    5        14.82       14.77      1.40%      2.00%        77     48.26%     47.67%     0.00%
     Inception May 1, 2003...........   --        10.00       10.00      1.40%      2.00%        --       N/A        N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003 AND 2002

                                                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                     ===============================================================================================

                                      TOTAL   STANDARD   STD. WITH  STANDARD   STD. WITH     TOTAL    STANDARD  STD. WITH
                                      UNITS   CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS  NET ASSETS  CONTRACT  ALL RIDERS
                                     =====================================================================================

                                                                                                                          INVESTMENT
                                                                       EXPENSE    EXPENSE              TOTAL      TOTAL     INCOME
                                     (000S)  UNIT VALUES  UNIT VALUES   RATIO      RATIO    (000S)     RETURN     RETURN     RATIO
====================================================================================================================================
Rydex Variable Trust (continued):
   Mekros Fund
     December 31, 2003...............   11      $ 15.82     $ 15.76      1.40%      2.00%   $   173     57.96%     57.33%     2.52%
     Inception May 1, 2003...........   --        10.01       10.01       N/A        N/A         --       N/A        N/A       N/A
   Nova Fund
     December 31, 2003...............  124         9.92        9.71      1.40%      2.00%     1,227     37.26%     36.45%     0.00%
     December 31, 2002...............   65         7.23        7.11      1.40%      2.00%       471    -36.62%    -37.00%     9.19%
     December 31, 2001...............  255        11.41       11.29      1.40%      2.00%     2,906    -24.64%    -25.10%    18.13%
   OTC Fund
     December 31, 2003...............   85        13.06       12.77      1.40%      2.00%     1,106     43.40%     42.55%     0.00%
     December 31, 2002...............  105         9.10        8.96      1.40%      2.00%       956    -39.71%    -40.07%     0.00%
     December 31, 2001...............  178        15.10       14.95      1.40%      2.00%     2,689    -36.08%    -36.46%     0.00%
   Sector Rotation Fund
     December 31, 2003...............    6        12.50       12.45      1.40%      2.00%        70     24.67%     24.18%     0.00%
     Inception May 1, 2003...........   --        10.02       10.02       N/A        N/A         --       N/A        N/A       N/A
   Ursa Fund
     December 31, 2003...............    0         8.02        7.99      1.40%      2.00%         2    -19.69%    -20.01%     0.00%
     Inception May 1, 2003...........   --        10.00        9.99       N/A        N/A         --       N/A        N/A       N/A
   U.S. Government Bond Fund
     December 31, 2003...............    3         9.67        9.63      1.40%      2.00%        30     -3.18%     -3.57%     1.02%
     Inception May 1, 2003...........   --         9.99        9.99       N/A        N/A         --       N/A        N/A       N/A
   U.S. Government Money Market Fund
     December 31, 2003...............   44         9.81        9.65      1.40%      2.00%       435     -1.38%     -1.96%     0.02%
     December 31, 2002...............2,947         9.95        9.85      1.40%      2.00%    29,310     -0.93%     -1.52%     0.44%
     December 31, 2001...............  277        10.04       10.00      1.40%      2.00%     2,780      0.39%     -0.01%     0.12%
Seligman Portfolios, Inc.:
   Communications and Information Portfolio
     December 31, 2003...............   69         5.13        5.02      1.40%      2.00%       353     42.06%     41.21%     0.00%
     December 31, 2002...............   83         3.61        3.55      1.40%      2.00%       298    -37.12%    -37.50%     0.00%
     December 31, 2001...............  177         5.74        5.68      1.40%      2.00%     1,014      3.60%      2.98%     0.00%
   Global Technology Portfolio
     December 31, 2003...............   40         4.66        4.56      1.40%      2.00%       185     34.17%     33.37%     0.00%
     December 31, 2002...............   35         3.47        3.42      1.40%      2.00%       121    -32.74%    -33.14%     0.00%
     December 31, 2001...............   81         5.16        5.11      1.40%      2.00%       415    -23.29%    -23.76%     0.25%
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II
     December 31, 2003...............  121        10.93       10.66      1.40%      2.00%     1,324     32.35%     31.56%     0.00%
     December 31, 2002...............  114         8.26        8.10      1.40%      2.00%       939    -38.45%    -38.83%     0.00%
     December 31, 2001...............  150        13.42       13.25      1.40%      2.00%     2,007    -31.74%    -32.15%     0.00%
Strong Opportunity Fund II, Inc.
     December 31, 2003...............   71        14.09       13.74      1.40%      2.00%     1,006     35.10%     34.30%     0.06%
     December 31, 2002...............  113        10.43       10.23      1.40%      2.00%     1,176    -27.84%    -28.27%     0.33%
     December 31, 2001...............  113        14.45       14.27      1.40%      2.00%     1,630     -5.05%     -5.62%     3.17%
Third Avenue Funds:
   Variable Annuity Trust
     December 31, 2003...............    6        13.74       13.69      1.40%      2.00%        77     37.45%     36.90%     0.19%
     Inception May 1, 2003...........   --         9.99        9.99       N/A        N/A         --       N/A        N/A       N/A
LEVCO Series Trust:
   LEVCO Equity Value
     December 31, 2003...............   31        10.90       10.80      1.40%      2.00%       343     26.78%     26.02%     0.01%
     December 31, 2002...............    1         8.60        8.57      1.40%      2.00%         6    -13.90%    -14.17%     0.00%
     Inception - June 24, 2002.......   --         9.99        9.99      1.40%      2.00%        --       N/A        N/A       N/A
Van Eck Worldwide Insurance Trust:
   Worldwide Absolute Return Fund
     December 31, 2003...............   --         9.93        9.89      1.40%      2.00%        --     -0.73%     -1.13%      N/A
     Inception May 1, 2003...........   --        10.00       10.00       N/A        N/A         --       N/A        N/A       N/A

                                                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                     ===============================================================================================

                                      TOTAL   STANDARD   STD. WITH  STANDARD   STD. WITH     TOTAL    STANDARD  STD. WITH
                                      UNITS   CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS  NET ASSETS  CONTRACT  ALL RIDERS
                                     =====================================================================================

                                                                                                                          INVESTMENT
                                                                       EXPENSE    EXPENSE              TOTAL      TOTAL     INCOME
                                     (000S)  UNIT VALUES  UNIT VALUES   RATIO      RATIO    (000S)     RETURN     RETURN     RATIO
====================================================================================================================================
Van Eck Worldwide Insurance Trust (continued):
   Worldwide Bond Fund
     December 31, 2003...............   19      $ 13.15     $ 12.83      1.40%      2.00%   $   244     16.52%     15.82%     1.72%
     December 31, 2002...............   42        11.28       11.07      1.40%      2.00%       477     19.97%     19.25%     0.00%
     December 31, 2001...............   15         9.41        9.28      1.40%      2.00%       142     -6.44%     -7.00%     1.40%
   Worldwide Emerging Markets Fund
     December 31, 2003...............   72        10.75       10.48      1.40%      2.00%       776     52.05%     51.14%     0.21%
     December 31, 2002...............   57         7.07        6.93      1.40%      2.00%       405     -4.25%     -4.83%     0.02%
     December 31, 2001...............   39         7.38        7.28      1.40%      2.00%       290     -3.18%     -3.77%     0.00%
   Worldwide Hard Assets Fund
     December 31, 2003...............   51        11.20       10.92      1.40%      2.00%       568     43.06%     42.21%     0.37%
     December 31, 2002...............   43         7.83        7.68      1.40%      2.00%       337     -4.20%     -4.77%     0.04%
     December 31, 2001...............    7         8.17        8.06      1.40%      2.00%        59    -11.71%    -12.24%     0.06%
   Worldwide Real Estate Fund
     December 31, 2003...............   15        12.68       12.37      1.40%      2.00%       189     32.63%     31.84%     1.95%
     December 31, 2002...............   29         9.56        9.38      1.40%      2.00%       278     -5.81%     -6.38%     1.83%
     December 31, 2001...............   36        10.15       10.02      1.40%      2.00%       366      3.86%      3.24%     2.04%
Variable Insurance Funds:
   Choice Market Neutral Funds
     December 31, 2003...............   52        10.15       10.11      1.40%      2.00%       531      1.55%      1.14%     0.00%
     Inception May 1, 2003...........   --        10.00       10.00       N/A        N/A         --       N/A        N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003 AND 2002

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2003, were as follows:

                                                                                  40|86 SERIES TRUST (A)
                                                    -------------------------------------------------------------------------------
                                                                                           FIXED                         GOVERNMENT
                                                     BALANCED            EQUITY           INCOME         FOCUS 20        SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........       191,939.5           145,906.5        165,753.1        44,162.4        263,226.3
Units purchased .............................        34,892.4           121,765.6        216,415.0       488,801.8        229,902.0
Units redeemed ..............................       (60,974.4)         (130,037.0)      (272,956.2)     (449,535.1)      (360,099.3)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........       165,857.5           137,635.1        109,211.9        83,429.1        133,029.0
===================================================================================================================================

                                                     ALLIANCE                                                            BERGER
                                                     VARIABLE                                                         INSTITUTIONAL
                                                     PRODUCT                                                             PRODUCTS
                                                      SERIES                 AMERICAN CENTURY VARIABLE PRODUCT            TRUST
                                                    ----------         --------------------------------------------   -------------
                                                    GROWTH AND         INCOME AND
                                                      INCOME             GROWTH       INTERNATIONAL        VALUE         GROWTH (C)
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........         9,625.1            92,379.6         53,316.4       143,920.4         68,123.6
Units purchased .............................        29,291.5           474,164.9      2,610,860.0       152,620.1          1,810.5
Units redeemed ..............................       (26,117.8)         (499,930.5)    (2,624,450.2)     (168,387.7)       (69,934.1)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........        12,798.8            66,614.0         39,726.2       128,152.8               --
===================================================================================================================================

                                                                                                               FIRST AMERICAN
                                                                FEDERATED INSURANCE SERIES                  INSURANCE PORTFOLIOS
                                                   ---------------------------------------------------    -------------------------
                                                                                        INTERNATIONAL
                                                   HIGH INCOME       INTERNATIONAL          SMALL         LARGE CAP        MID CAP
                                                     BOND II           EQUITY II        COMPANY II (F)     GROWTH           GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........       187,162.9            39,681.7            386.9           981.5          4,929.8
Units purchased .............................       307,022.5         2,433,041.1             21.1         3,670.7          4,465.1
Units redeemed ..............................      (373,362.2)       (2,420,982.2)          (408.0)          (20.3)        (6,363.9)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........       120,823.2            51,740.6               --         4,631.9          3,031.0
===================================================================================================================================

                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                                                                           SERIES
                                                                       JANUS ASPEN SERIES (CONTINUED)                     PORTFOLIO
                                                    ---------------------------------------------------------------      ----------
                                                    GROWTH AND       INTERNATIONAL        MID CAP      WORLDWIDE
                                                    INCOME (G)         GROWTH (G)        GROWTH (H)      GROWTH             EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........              --                  --        141,232.0       194,933.9         20,924.7
Units purchased .............................       102,601.2           587,608.1         37,422.8     2,566,569.3         12,419.6
Units redeemed ..............................       (34,610.6)         (585,451.5)       (53,421.2)   (2,599,709.2)       (14,044.3)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........        67,990.6             2,156.6        125,233.6       161,794.0         19,300.0
===================================================================================================================================

Notes:
(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(b)   For the period May 1, 2003 (inception  date of fund) through  December 31,
      2003.
(c) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
      Berger IPT Growth to Janus Aspen Growth
      Berger IPT Large Cap Growth to Janus Aspen Growth and Income
      Berger IPT International to Janus Aspen International Growth
(d) For the period January 1, 2003 through March 31, 2003 (termination of fund).
(e) Formerly Federated Utility Fund prior to its name change effective May 1, 2003.
(f) For the period January 1, 2003 through November 21, 2003 (termination of fund).
(g) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (c).
(h) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

 40|86 SERIES TRUST (CONTINUED) (A)         AIM VARIABLE INSURANCE FUND                    THE ALGER AMERICAN FUNDS
-----------------------------------      --------------------------------    ------------------------------------------------------
            HIGH           MONEY                              MID CAP                       LEVERAGED        MIDCAP       SMALL
           YIELD           MARKET        BASIC VALUE (B)  CORE EQUITY (B)      GROWTH         ALLCAP         GROWTH  CAPITALIZATION
-----------------------------------------------------------------------------------------------------------------------------------
         105,950.4       697,354.3               --               --          97,572.0      132,759.8      155,522.0       49,223.3
         181,587.1     1,063,599.1          5,861.7          8,079.1          67,186.4      194,913.0      298,026.4      260,482.9
        (197,413.4)   (1,521,837.9)          (243.3)              --         (78,976.8)    (167,221.0)    (316,002.5)    (158,547.3)
-----------------------------------------------------------------------------------------------------------------------------------
          90,124.1       239,115.5          5,618.4          8,079.1          85,781.6      160,451.8      137,545.9      151,158.9
===================================================================================================================================

                                                                                                                       FEDERATED
                 BERGER INSTITUTIONAL                                                           DREYFUS VARIABLE       INSURANCE
              PRODUCTS TRUST (CONTINUED)                                                        INVESTMENT FUNDS         SERIES
--------------------------------------------------------       DREYFUS                    --------------------------- -------------
                                               SMALL          SOCIALLY       DREYFUS
                               LARGE CAP      COMPANY        RESPONSIBLE      STOCK       DISCIPLINED  INTERNATIONAL     CAPITAL
        INTERNATIONAL (C)     GROWTH (C)     GROWTH (D)        GROWTH         INDEX          STOCK         VALUE      INCOME II (E)
-----------------------------------------------------------------------------------------------------------------------------------
              3,662.7           91,221.7      113,117.3       43,424.1      390,969.4       25,921.3        39,655.4      128,277.9
            399,619.8           12,494.8        9,063.7        4,841.2      143,456.9        5,308.0     2,241,444.1       59,342.1
           (403,282.5)        (103,716.5)    (122,181.0)      (9,776.2)    (273,328.2)     (14,203.8)   (2,176,333.5)    (156,519.1)
-----------------------------------------------------------------------------------------------------------------------------------
                   --                 --             --       38,489.1      261,098.1       17,025.5       104,766.0       31,100.9
===================================================================================================================================

                                                                                                                           JANUS
                                                                                                                           ASPEN
                                        INVESCO VARIABLE INVESTMENT FUND                                                   SERIES
----------------------------------------------------------------------------------------------------------------         ----------
                                                                        REAL
             CORE         FINANCIAL       HEALTH                       ESTATE                         TELE-
            EQUITY        SERVICES       SCIENCES      HIGH YIELD    OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS           GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
           39,061.1       42,470.7       21,631.8       97,522.8       19,234.0       11,734.2       10,697.7             258,518.4
           42,495.1       20,268.1       32,244.7       54,440.1       22,142.1       33,837.3        1,640.4              92,970.3
          (53,730.9)     (45,549.4)     (40,094.9)     (55,354.1)     (27,147.1)     (29,957.0)     (11,633.1)           (131,648.9)
-----------------------------------------------------------------------------------------------------------------------------------
           27,825.3       17,189.4       13,781.6       96,608.8       14,229.0       15,614.5          705.0             219,839.8
===================================================================================================================================

    LAZARD
  RETIREMENT                                                                                                            PIMCO
    SERIES                                                                                                            VARIABLE
   PORTFOLIO                                                                                                          INSURANCE
  (CONTINUED)           LORD ABBETT SERIES                     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST         TRUST (CONTINUED)
----------------    ---------------------------    -------------------------------------------------------------  -----------------
                    AMERICA'S       GROWTH AND                       LIMITED           MIDCAP                            REAL
   SMALL CAP        VALUE (B)         INCOME       FASCIANO (B)   MATURITY BOND        GROWTH         PARTNERS        RETURN (B)
-----------------------------------------------------------------------------------------------------------------------------------
    90,145.5             --          200,816.5            --        179,432.8          4,729.8         32,319.3               --
   133,749.1          409.6          160,620.0       5,831.1        150,620.7          7,919.7        330,785.5          8,175.9
  (113,220.9)            --         (194,783.4)         (1.1)      (232,576.3)        (3,589.0)      (325,154.2)            (4.6)
-----------------------------------------------------------------------------------------------------------------------------------
   110,673.7          409.6          166,653.1       5,830.0         97,477.2          9,060.5         37,950.6          8,171.3
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2003 AND 2002

                                                        PIMCO
                                                      VARIABLE
                                                      INSURANCE                                                           ROYCE
                                                        TRUST                                                            CAPITAL
                                                     (CONTINUED)             PIONEER VARIABLE CONTRACT TRUST               FUND
                                                     -----------      ---------------------------------------------   -------------
                                                       TOTAL
                                                     RETURN (A)       EQUITY INCOME       EUROPE           FUND       MICRO-CAP (A)
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........              --            28,174.6          7,822.6        17,786.8               --
Units purchased .............................         5,622.3            17,299.6         28,355.3        35,836.1         11,143.5
Units redeemed ..............................        (2,229.5)           (4,339.8)       (19,579.2)      (24,905.5)           (36.8)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........         3,392.8            41,134.4         16,598.7        28,717.4         11,106.7
===================================================================================================================================

                                                                                                                    STRONG VARIABLE
                                                          RYDEX VARIABLE TRUST             SELIGMAN PORTFOLIOS      INSURANCE FUNDS
                                                   --------------------------------     --------------------------  ---------------
                                                       U.S.               U.S.           COMMUNI-
                                                    GOVERNMENT        GOVERNMENT        CATIONS AND       GLOBAL         MID CAP
                                                     BOND (A)        MONEY MARKET       INFORMATION     TECHNOLOGY      GROWTH II
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........              --         2,946,728.1         82,695.4        34,956.4      113,925.5
Units purchased .............................       198,086.9        23,845,340.1         64,786.1        29,110.9      100,221.6
Units redeemed ..............................      (195,022.3)      (26,747,599.2)       (78,574.0)      (24,342.3)     (92,794.7)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........         3,064.6            44,469.0         68,907.5        39,725.0      121,352.4
===================================================================================================================================

                                                                     COMBINED
                                                                       TOTAL
-------------------------------------------------------------------------------
Number of units, beginning of year .....................           8,539,907.4
Units purchased ........................................          72,029,932.3
Units redeemed .........................................          (76,025,060.6)
-------------------------------------------------------------------------------
       Number of units, end of year ....................           4,544,779.1
===============================================================================

Notes:
(a)   For the period May 1, 2003 (inception  date of fund) through  December 31,
      2003.

       ROYCE
      CAPITAL
  FUND (CONTINUED)                                          RYDEX VARIABLE TRUST
-------------------    ------------------------------------------------------------------------------------------------------------
                                                                                                           SECTOR
    SMALL-CAP (A)       JUNO (A)        MEDIUS (A)      MEKROS (A)          NOVA              OTC        ROTATION (A)        URSA
-----------------------------------------------------------------------------------------------------------------------------------
             --               --               --               --         65,222.9        105,085.1             --              --
       14,102.5          3,179.7         93,124.7        194,662.5        267,467.1        346,135.5        7,932.2         5,617.8
       (2,209.8)        (2,943.8)       (87,928.0)      (183,710.1)      (208,988.4)      (366,386.0)      (2,311.8)       (5,331.4)
-----------------------------------------------------------------------------------------------------------------------------------
       11,892.7            235.9          5,196.7         10,952.4        123,701.6         84,834.6        5,620.4           286.4
===================================================================================================================================

                    THIRD AVENUE                                                                                       VARIABLE
                      VARIABLE          LEVCO                                                                         INSURANCE
                    SERIES TRUST    SERIES TRUST              VAN ECK WORLDWIDE INSURANCE TRUST FUNDS                    FUND
                    ------------    ------------     -----------------------------------------------------------    ----------------
     STRONG           VARIABLE
   OPPORTUNITY         ANNUITY      LEVCO EQUITY                       EMERGING          HARD             REAL       CHOICE MARKET
     FUND II          TRUST (A)         FUND           BOND            MARKETS          ASSETS           ESTATE     NEUTRAL FUND (A)
------------------------------------------------------------------------------------------------------------------------------------
    113,045.5               --            664.3       42,390.2           57,303.6        43,348.6       29,225.3             --
     45,092.5          6,109.2         62,884.9       53,260.7       27,208,362.2     2,816,778.8       43,551.0       57,047.3
    (86,572.3)          (492.3)       (32,015.7)     (77,046.1)     (27,193,389.7)   (2,809,013.1)     (57,817.9)      (4,657.3)
-----------------------------------------------------------------------------------------------------------------------------------
     71,565.7          5,616.9         31,533.5       18,604.8           72,276.1        51,114.3       14,958.4       52,390.0
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

DECEMBER 31, 2002 AND 2001

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2002, were as follows:

                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
                                                                                                                          PRODUCTS
                                                                         THE ALGER AMERICAN FUNDS                          SERIES
                                                 -------------------------------------------------------------------     ----------
                                                                        LEVERAGED         MIDCAP          SMALL          GROWTH AND
                                                     GROWTH              ALLCAP           GROWTH     CAPITALIZATION        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........       173,741.0           153,734.6        258,584.3       198,978.1         16,126.5
Units purchased .............................       945,064.9           242,818.0        549,815.2    19,572,626.1         12,541.2
Units redeemed ..............................    (1,021,233.9)         (263,792.8)      (652,877.5)  (19,722,380.9)       (19,042.6)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........        97,572.0           132,759.8        155,522.0        49,223.3          9,625.1
===================================================================================================================================

                                                                             40|86 SERIES TRUST PORTFOLIOS (C)
                                                   --------------------------------------------------------------------------------
                                                                          40|86                           FIXED          GOVERNMENT
                                                     BALANCED             FOCUS           EQUITY          INCOME         SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........       323,924.2            91,749.3        201,041.6       161,997.9        164,091.1
Units purchased .............................        60,316.4           487,328.2        389,390.6       277,495.9        542,297.4
Units redeemed ..............................      (192,301.1)         (534,915.1)      (444,525.7)     (273,740.7)      (443,162.2)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........       191,939.5            44,162.4        145,906.5       165,753.1        263,226.3
===================================================================================================================================

                                                                                                               FIRST AMERICAN
                                                          FEDERATED INSURANCE SERIES (CONTINUED)            INSURANCE PORTFOLIOS
                                                  --------------------------------------------------     --------------------------
                                                                      INTERNATIONAL
                                                  INTERNATIONAL            SMALL          CAPITAL         LARGE CAP         MID CAP
                                                    EQUITY II           COMPANY II     INCOME II (D)       GROWTH           GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........        29,139.6             3,794.4         48,489.6              --          1,514.2
Units purchased .............................       223,210.2             1,397.5        136,000.8         3,938.2          7,267.2
Units redeemed ..............................      (212,668.1)           (4,805.0)       (56,212.5)       (2,956.7)        (3,851.6)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........        39,681.7               386.9        128,277.9           981.5          4,929.8
===================================================================================================================================

                                                                                                                             LORD
                                                         JANUS ASPEN SERIES                   LAZARD RETIREMENT             ABBETT
                                                       PORTFOLIOS (CONTINUED)                 SERIES PORTFOLIOS             SERIES
                                                   -------------------------------       --------------------------          FUND
                                                                        WORLDWIDE                                          GROWTH
                                                      GROWTH              GROWTH           EQUITY       SMALL CAP        AND INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........       305,480.5           263,601.1          9,026.4       110,877.6        166,589.7
Units purchased .............................       428,680.0           107,696.4         47,923.6       261,890.6        280,366.6
Units redeemed ..............................      (475,642.1)         (176,363.6)       (36,025.3)     (282,622.7)      (246,139.8)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........       258,518.4           194,933.9         20,924.7        90,145.5        200,816.5
===================================================================================================================================

                                                                                                          STRONG
                                                     RYDEX                                               VARIABLE
                                                VARIABLE TRUST                                          INSURANCE
                                                  (CONTINUED)              SELIGMAN PORTFOLIOS            FUNDS
                                                ---------------      ------------------------------    ------------
                                                                     COMMUNICATIONS                                        STRONG
                                                U.S. GOVERNMENT            AND             GLOBAL         MID CAP       OPPORTUNITY
                                                  MONEY MARKET         INFORMATION       TECHNOLOGY      GROWTH II        FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year ..........       276,864.7           176,740.4         80,633.3       149,795.2        113,064.2
Units purchased .............................    69,339,509.3            75,706.6         10,565.8        73,008.1        218,023.7
Units redeemed ..............................   (66,669,645.9)         (169,751.6)       (56,242.7)     (108,877.8)      (218,042.4)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year .........     2,946,728.1            82,695.4         34,956.4       113,925.5        113,045.5
===================================================================================================================================

Notes:
(a)   For the period 01/01/02 through 04/30/02 (termination of fund).
(b)   For the period 06/24/02 (commencement of operations) through 12/31/02.
(c) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(d)   Formerly Utility II prior to its name change effective May 1, 2003.
(e)   Formerly Aggressive Growth prior to its name change effective May 1, 2003.

              AMERICAN CENTURY
            VARIABLE PORTFOLIOS                               BERGER INSTITUTIONAL PRODUCTS TRUST
------------------------------------------     ----------------------------------------------------------------------
                                                                                                              SMALL
  INCOME AND                                                                 LARGE CAP         NEW           COMPANY
    GROWTH     INTERNATIONAL      VALUE          GROWTH     INTERNATIONAL      GROWTH     GENERATION (A)     GROWTH
---------------------------------------------------------------------------------------------------------------------
   82,724.2       61,190.4      205,579.4       99,826.8        5,229.7      153,776.2       54,727.8       154,948.0
  171,832.0      132,549.5      251,037.0       24,847.8       26,337.2       34,348.5       65,756.9        69,204.6
 (162,176.6)    (140,423.5)    (312,696.0)     (56,551.0)     (27,904.2)     (96,903.0)    (120,484.7)     (111,035.3)
---------------------------------------------------------------------------------------------------------------------
   92,379.6       53,316.4      143,920.4       68,123.6        3,662.7       91,221.7             --       113,117.3
=====================================================================================================================

                                                                                                     FEDERATED
     40|86 SERIES TRUST                                                  DREYFUS VARIABLE            INSURANCE
 PORTFOLIOS (CONTINUED) (C)        DREYFUS                               INVESTMENT FUNDS             SERIES
----------------------------       SOCIALLY       DREYFUS        ------------------------------    ------------
    HIGH           MONEY         RESPONSIBLE       STOCK           DISCIPLINED   INTERNATIONAL      HIGH INCOME
    YIELD         MARKET            GROWTH         INDEX              STOCK          VALUE            BOND II
---------------------------------------------------------------------------------------------------------------
   81,579.6       855,498.6        53,321.9       389,127.4          38,538.9        17,399.5        123,507.5
  225,578.0     8,651,909.7        42,748.9       374,980.2         197,745.5       195,036.8        469,356.8
 (201,207.2)   (8,810,054.0)      (52,646.7)     (373,138.2)       (210,363.1)     (172,780.9)      (405,701.4)
---------------------------------------------------------------------------------------------------------------
  105,950.4       697,354.3        43,424.1       390,969.4          25,921.3        39,655.4        187,162.9
===============================================================================================================

                                                                                                              JANUS
                                                                                                              ASPEN
                                                                                                             SERIES
                                          INVESCO VARIABLE INVESTMENT FUNDS                                PORTFOLIOS
------------------------------------------------------------------------------------------------------    -----------
                                                                REAL
    CORE         FINANCIAL       HEALTH                        ESTATE                       TELE-           MID CAP
   EQUITY        SERVICES       SCIENCES      HIGH YIELD    OPPORTUNITY     TECHNOLOGY  COMMUNICATIONS     GROWTH (E)
---------------------------------------------------------------------------------------------------------------------
  63,979.9       39,618.0       44,000.9      160,675.3          547.0       29,852.4       16,243.4       189,428.5
  45,007.0       65,977.8      153,762.7       12,768.5       82,876.9       45,629.1        5,917.2       308,568.5
 (69,925.8)     (63,125.1)    (176,131.8)     (75,921.0)     (64,189.9)     (63,747.3)     (11,462.9)     (356,765.0)
---------------------------------------------------------------------------------------------------------------------
  39,061.1       42,470.7       21,631.8       97,522.8       19,234.0       11,734.2       10,697.7       141,232.0
=====================================================================================================================

            NEUBERGER BERMAN                               PIONEER VARIABLE
   ADVISERS MANAGEMENT TRUST PORTFOLIOS                     CONTRACT TRUST                    RYDEX VARIABLE TRUST
-----------------------------------------      ---------------------------------------     --------------------------
   LIMITED         MIDCAP                        EQUITY
MATURITY BOND      GROWTH        PARTNERS        INCOME          EUROPE         FUND           NOVA            OTC
---------------------------------------------------------------------------------------------------------------------
  104,393.2       36,240.9       33,020.7       28,728.2        5,145.4       11,282.3      254,849.1       178,135.7
  451,947.0       14,164.9      380,233.8       82,990.1        3,517.8       48,803.3      545,523.3       324,246.8
 (376,907.4)     (45,676.0)    (380,935.2)     (83,543.7)        (840.6)     (42,298.8)    (735,149.5)     (397,297.4)
---------------------------------------------------------------------------------------------------------------------
  179,432.8        4,729.8       32,319.3       28,174.6        7,822.6       17,786.8       65,222.9       105,085.1
=====================================================================================================================

         LEVCO SERIES TRUST                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------------------  ------------------------------------------------------------
     LEVCO             LEVIN                         EMERGING            HARD             REAL         COMBINED
EQUITY VALUE (B)  MID CAP VALUE (B)       BOND       MARKETS            ASSETS           ESTATE          TOTAL
------------------------------------------------------------------------------------------------------------------
         --                --          15,137.8        39,317.0           7,218.0        36,152.4      7,150,521.5
    3,325.1           9,538.0         417,532.9    52,887,447.9      19,964,615.9     2,831,628.3    183,914,170.7
   (2,660.8)         (9,538.0)       (390,280.5)  (52,869,461.3)    (19,928,485.3)   (2,838,555.4)  (182,524,784.8)
      664.3                --          42,390.2        57,303.6          43,348.6        29,225.3      8,539,907.4
==================================================================================================================

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE
INSURANCE COMPANY AND CONTRACT OWNERS OF
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account H ("Variable Account") (comprising, respectively, the 40|86 Series Trust Balanced Portfolio, 40|86 Series Trust Equity Portfolio, 40|86 Series Trust Fixed Income Portfolio, 40|86 Series Trust Focus 20 Portfolio, 40|86 Series Trust Government Securities Portfolio, 40|86 Series Trust High Yield Portfolio, 40|86 Series Trust Money Market Portfolio, AIM Variable Insurance Fund Basic Value Portfolio, AIM Variable Insurance Fund Mid Cap Core Equity Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Variable Product Series Growth and Income Portfolio, American Century Income and Growth Portfolio, American Century International Portfolio, American Century Value Portfolio, Berger Institutional Products Trust (IPT) Growth Portfolio, Berger IPT International Portfolio, Berger IPT Large Cap Growth Portfolio, Berger IPT Small Company Growth Portfolio, Dreyfus Socially Responsible Growth Portfolio, Dreyfus Stock Index Portfolio, Dreyfus Variable Investment Funds (VIS) Disciplined Stock Portfolio, Dreyfus VIS International Value Portfolio, Federated Insurance Series Capital Income II Portfolio, Federated Insurance Series High Income Bond II Portfolio, Federated Insurance Series International Equity II Portfolio, Federated Insurance Series International Small Company II Portfolio, First American Insurance Large Cap Growth Portfolio, First American Insurance Mid Cap Growth Portfolio, Invesco Variable Investment Fund (VIF) Core Equity Fund, Invesco VIF Financial Services Fund, Invesco VIF Health Sciences Fund, Invesco VIF High Yield Fund, Invesco VIF Real Estate Opportunity Fund, Invesco VIF Technology Fund, Invesco VIF Telecommunications Fund, Janus Aspen Series Growth Portfolio, Janus Aspen Series Growth and Income Portfolio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Mid Cap Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirement Series Equity Portfolio, Lazard Retirement Series Small Cap Portfolio, Lord Abbett Series America's Value Portfolio, Lord Abbett Series Growth and Income Portfolio, Neuberger Berman Advisers Management Trust (AMT) Fasciano Portfolio, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT MidCap Growth Portfolio, Neuberger Berman AMT Partners Portfolio, Pimco Variable Insurance Trust (VIT) Real Return Portfolio, Pimco VIT Total Return Portfolio, Pioneer Variable Contract Trust (VCT) Equity Income Portfolio, Pioneer VCT Europe Portfolio, Pioneer VCT Fund Portfolio, Royce Micro-Cap Fund, Royce Small-Cap Fund, Rydex Variable Trust Juno Fund, Rydex Variable Trust Medius Fund, Rydex Variable Trust Mekros Fund, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust Sector Rotation Fund, Rydex Variable Trust U.S. Government Bond Fund, Rydex Variable Trust U.S. Government Money Market Fund, Rydex Variable Trust Ursa Fund, Seligman Portfolios Communication and Information Portfolio, Seligman Portfolios Global Technology Portfolio, Strong Variable Insurance Mid Cap Growth II Fund, Strong Opportunity Fund II, Third Avenue Variable Annuity Trust Fund, Levco Series Trust Levco Equity Fund, Van Eck Worldwide Insurance Trust Bond Fund, Van Eck Worldwide Insurance Trust Emerging Markets Fund, Van Eck Worldwide Insurance Trust Hard Assets Fund, Van Eck Worldwide Insurance Trust Real Estate Fund, Van Eck Worldwide Insurance Trust Ultra Short-Term Income Fund and, Variable Insurance Choice Market Neutral
Fund) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Jefferson National Life Annuity Account H at December 31, 2003, and the results of their operations and the changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, NY
April 1, 2004

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Equity Sales, Inc.

INDEPENDENT AUDITORS

Ernst & Young LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

       (a)     Financial Statements

       The following financial statements are included in Part B of the Registration Statement:

       The financial statements of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003.

       The financial statements of Jefferson National Life Annuity Account H at December 31, 2003 and for each of the two years in the period ended December 31, 2003.

       (b)    Exhibits



      (1)    (a)             Resolution of Board of Directors of the Company authorizing the          (2)
                             establishment of the Separate Account.

             (b)             Resolution Changing the Name of the Separate Account                     (1)

      (2)                    Not Applicable.

      (3)    (a)    (i)      Form of Principal Underwriter's Agreement of the Company on behalf       (1)
                             of the Separate Account and Inviva Securities Corporation.

                    (ii)     Form of Amendment to the Principal Underwriter's Agreement

             (b)             Form of Selling Agreement                                                (1)

      (4)    (a)             Form of Individual Contract Fixed and Variable Accounts. (CVIC-2000)     (1)

             (b)             Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4001)              (1)

             (c)             Form of Guaranteed Minimum Income Benefit Rider. (CVIC-4002)             (1)

             (d)             Form of Waiver of Contingent Deferred Sales Charges for Unemployment     (1)
                             Rider.

             (e)             Form of Waiver of Contingent Deferred Sales Charges for Nursing Care     (1)
                             Confinement Rider. (CVIC-4020)

             (f)             Form of Waiver of Contingent Deferred Sales Charges for Terminal         (1)
                             Illness Rider. (CVIC-4021)

             (g)             Form of IRA Endorsement                                                  (1)

             (h)             Form of Roth IRA Endorsement                                             (1)

             (i)             Form of TSA Endorsement                                                  (1)

       (5)                   Application for Individual Annuity Contract.                             (1)

       (6)   (a)             Amended and Restated Articles of Incorporation of Conseco Variable       (1)
                             Insurance Company.

             (b)             Amended and Restated By-Laws of the Company.                             (1)

       (7)                   Not Applicable.

       (8)   (a)             Form of Participation Agreement dated October 23, 2002 with Conseco      (1)
                             Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

             (b)   (i)       Form of Participation Agreement by and among A I M Distributors,         (3)
                             Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                             May 1, 2003.

                   (ii)      Form of Amendment dated April 6, 2004 to the Participation Agreement     (1)
                             by and among A I M Distributors, Inc., Jefferson National Life
                             Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

             (c)   (i)       Form of Participation Agreement among the Alger American Fund, Great     (4)
                             American Reserve Insurance Company and Fred Alger and Company, Inc.
                             dated March 31, 1995.

                   (ii)      Form of Amendment dated November 5, 1999 to the Participation            (5)
                             Agreement among the Alger American Fund, Great American Reserve
                             Insurance Company and Fred Alger and Company, Inc. dated March 31,
                             1995.

                                       C-1



                   (iii)     Form of Amendment dated January 31, 2001 to the Participation            (5)
                             Agreement among the Alger American Fund, Great American Reserve
                             Insurance Company and Fred Alger and Company, Inc. dated March 31,
                             1995.

                   (iv)      Form of Amendments August 4, 2003 and March 22, 2004 to the              (1)
                             Participation Agreement among the Alger American Fund, Great
                             American Reserve Insurance Company and Fred Alger and Company, Inc.
                             dated March 31, 1995.

             (d)   (i)       Form of Participation Agreement between Great American Reserve           (4)
                             Insurance Company and American Century Investment Services as of
                             1997.

                   (ii)      Form of Amendment dated November 15, 1997 to the Participation           (5)
                             Agreement between Great American Reserve Insurance Company and
                             American Century Investment Services as of 1997.

                   (iii)     Form of Amendment dated December 31, 1997 to the Participation           (5)
                             Agreement between Great American Reserve Insurance Company and
                             American Century Investment Services as of 1997.

                   (iv)      Form of Amendment dated January 13, 2000 to the Participation            (5)
                             Agreement between Great American Reserve Insurance Company and
                             American Century Investment Services as of 1997.

                   (v)       Form of Amendment dated February 9, 2001 to the Participation            (5)
                             Agreement between Great American Reserve Insurance Company and
                             American Century Investment Services as of 1997.

                   (vi)      Form of Amendments dated July 31, 2003 and March 25, 2004 to the         (1)
                             Participation Agreement between Great American Reserve Insurance
                             Company and American Century Investment Services as of 1997.

             (e)   (i)       Form of Participation Agreement dated May 1, 1995 by and among           (5)
                             Conseco Variable Insurance Company, Dreyfus Variable Investment
                             Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                             Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                   (ii)      Form of Amendment dated March 21, 2002 to the Participation              (5)
                             Agreement dated May 1, 1995 by and among Conseco Variable Insurance
                             Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                             Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund,
                             Inc. and Dreyfus Investment Portfolios.

                   (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement       (1)
                             dated May 1, 1995 by and among Conseco Variable Insurance Company,
                             Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                             Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                             Dreyfus Investment Portfolios.

                   (iv)      Form of Amendment dated 2004 to the Participation Agreement dated        (1)
                             May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                             Variable Investment Fund, The Dreyfus Socially Responsible Growth
                             Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                             Investment Portfolios.

             (f)   (i)       Form of Participation Agreement dated March 6, 1995 by and among         (4)
                             Great American Reserve Insurance Company and Insurance Management
                             Series, Federated Securities Corp.

                   (ii)      Form of Amendment dated 1999 to the Participation Agreement dated        (5)
                             March 6, 1995 by and among Conseco Variable Insurance Company,
                             Federated Insurance Series and Federated Securities Corp.

                                       C-2




                   (iii)     Form of Amendment dated January 31, 2001 to the Participation            (5)
                             Agreement dated March 6, 1995 by and among Conseco Variable
                             Insurance Company, Federated Insurance Series and Federated
                             Securities Corp.

                   (iv)      Form of Amendment dated 2004 to the Participation Agreement dated        (1)
                             March 6, 1995 by and among Conseco Variable Insurance Company,
                             Federated Insurance Series and Federated Securities Corp.

             (g)   (i)       Form of Participation Agreement by and among First American              (6)
                             Insurance Portfolios, Inc., First American Asset Management and
                             Conseco Variable Insurance Company dated 2001.

                   (ii)      Form of Amendment dated April 25, 2001 to the Participation              (5)
                             Agreement by and among First American Insurance Portfolios, Inc.,
                             First American Asset Management and Conseco Variable Insurance
                             Company dated 2001.

                   (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement       (1)
                             by and among First American Insurance Portfolios, Inc., First
                             American Asset Management and Conseco Variable Insurance Company
                             dated 2001.

             (h)             Form of Participation Agreement among Janus Aspen Series and             (1)
                             Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

             (i)   (i)       Form of Participation Agreement among Lazard Retirement Series,          (1)
                             Inc., Lazard Asset Management, LLC, Inviva Securities Corporation
                             and Jefferson National Life Insurance Company dated May 1, 2003.

                   (ii)      Form of Amendment dated March 21, 2004 to the Participation              (1)
                             Agreement among Lazard Retirement Series, Inc., Lazard Asset
                             Management, LLC, Inviva Securities Corporation and Jefferson
                             National Life Insurance Company dated May 1, 2003.

             (j)   (i)       Form of Participation Agreement dated April 10, 1997 by and among        (4)
                             Lord, Abbett & Co. and Great American Reserve Insurance Company.

                   (ii)      Form of Amendment dated December 1, 2001 to the Participation            (7)
                             Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and
                             Great American Reserve Insurance Company.

                   (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement       (1)
                             dated April 10, 1997 by and among Lord, Abbett & Co. and Great
                             American Reserve Insurance Company.

             (k)   (i)       Form of Participation Agreement dated April 30, 1997 by and among        (5)
                             Nueberger&Berman Advisers Management Trust, Advisers Managers Trust,
                             Nueberger&Berman Management Incorporated and Great American Reserve
                             Insurance Company.

                   (ii)      Form of Amendment dated May 1, 2000 to the Participation Agreement       (5)
                             dated April 30, 1997 by and among Nueberger Berman Advisers
                             Management Trust, Advisers Managers Trust, Nueberger Berman
                             Management Incorporated and Conseco Variable Insurance Company.

                   (iii)     Form of Amendment dated January 31, 2001 to the Participation            (5)
                             Agreement dated April 30, 1997 by and among Nueberger&Berman
                             Advisers Management Trust, Advisers Managers Trust, Nueberger&Berman
                             Management Incorporated and Conseco Variable Insurance Company.

                                       C-3



                   (iv)      Form of Amendment dated May 1, 2004 to the Participation Agreement       (8)
                             dated April 30, 1997 by and among Nueberger Berman Advisers
                             Management Trust, Nueberger Berman Management Incorporated and
                             Jefferson National Life Insurance Company.

                   (v)       Form of Amendment dated April 4, 2004 to the Participation Agreement     (1)
                             dated April 30, 1997 by and among Nueberger Berman Advisers
                             Management Trust, Nueberger Berman Management Incorporated and
                             Jefferson National Life Insurance Company.

             (l)             Form of Participation Agreement dated May 1, 2003 by and among PIMCO     (1)
                             Variable Insurance Trust, PIMCO Funds Distributors LLC and Jefferson
                             National Life Insurance Company and amended dated April 13, 2004 thereto.

             (m)             Form of Participation Agreement dated May 1, 2003 among Pioneer          (1)
                             Variable Contract Trust, Jefferson National Life Insurance Company,
                             Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                             Inc.

             (n)             Form of Participation Agreement dated May 1, 2003 by and among Royce     (1)
                             Capital Fund, Royce & Associates, LLC and Jefferson National Life
                             Insurance Company and Inviva Securities Corporation and Form of
                             Amendment dated April 5, 2004 thereto.

             (o)   (i)       Form of Participation Agreement dated March 24, 2000 by and among        (9)
                             Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO
                             Financial Services, Inc.

                   (ii)      Form of Amendment dated April 13, 2004 to the Form of Participation      (1)
                             Agreement dated March 24, 2000 by and among Conseco Variable
                             Insurance Company, RYDEX Variable Trust and PADCO Financial
                             Services, Inc.

             (p)             Form of Participation Agreement dated April 2004 between Jefferson       (1)
                             National Life Insurance Company and Citigroup Global Markets Inc.

             (q)   (i)       Form of Participation Agreement dated May 1, 2000 by and among           (6)
                             Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco
                             Variable Insurance Company.

                   (ii)      Form of Amendment dated January 31, 2001 to the Participation            (5)
                             Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,
                             Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                   (iii)     Form of Amendment dated August 5, 2003 to the Participation              (1)
                             Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,
                             Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                   (iv)      Form of Amendment dated 2004 to the Participation Agreement dated        (1)
                             May 1, 2000 by and among Seligman Portfolios, Inc., Seligman
                             Advisors, Inc. and Conseco Variable Insurance Company.

             (r)   (i)       Form of Participation Agreement dated April 30, 1997 by and among        (5)
                             Great American Reserve Insurance Company, Strong Variable Insurance
                             Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management,
                             Inc. and Strong Funds Distributors, Inc.

                                       C-4




                   (ii)      Form of Amendment dated December 11, 1997 to Participation Agreement     (5)
                             dated April 30, 1997 by and among Great American Reserve Insurance
                             Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                             Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
                             Distributors, Inc.

                   (iii)     Form of Amendment dated December 14. 1999 to Participation Agreement     (5)
                             dated April 30, 1997 by and among Conseco Variable Insurance
                             Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                             Fund II, Inc., Strong Capital Management, Inc. and Strong
                             Investments, Inc.

                   (iv)      Form of Amendment dated March 1, 2001 to Participation Agreement         (5)
                             dated April 30, 1997 by and among Conseco Variable Insurance
                             Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                             Fund II, Inc., Strong Capital Management, Inc. and Strong
                             Investments, Inc.

                   (v)       Form of Amendments dated December 2, 2003 and April5, 2004 to            (1)
                             Participation Agreement dated April 30, 1997 by and among Conseco
                             Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
                             Strong Opportunity Fund II, Inc., Strong Capital Management, Inc.
                             and Strong Investments, Inc.

             (s)   (i)       Form of Participation Agreement dated May 1, 2003 with by and among      (8)
                             Third Avenue Management LLC and Jefferson National Life Insurance
                             Company.

                   (ii)      Form of Amendment dated April 6, 2004 to the Participation Agreement     (1)
                             dated May 1, 2003 with by and among Third Avenue Management LLC and
                             Jefferson National Life Insurance Company.

             (t)   (i)       Form of Participation Agreement dated February 29, 2000 by and among     (5)
                             Conseco Variable Insurance Company, Van Eck Worldwide Insurance
                             Trust and Van Eck Associates Corporation.

                   (ii)      Form of Amendment dated January 31, 2001 to Participation Agreement      (5)
                             dated February 29, 2000 by and among Conseco Variable Insurance
                             Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                             Corporation.

                   (iii)     Form of Amendment dated January 31, 2001 to Participation Agreement      (5)
                             dated February 29, 2000 by and among Conseco Variable Insurance
                             Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                             Corporation.

                   (iv)      Form of Amendment dated May 1, 2003 to Participation Agreement dated     (8)
                             March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van
                             Eck Associates Corporation and Jefferson National Life Insurance
                             Company.

             (u)   (i)       Form of Participation Agreement between Jefferson National Life          (1)
                             Insurance Company, Bisys Fund Services LP, Choice Investment
                             Management Variable Insurance funds dated May 1, 2003.

                   (ii)      Form of Amendment dated 2004 to the Participation Agreement between      (1)
                             Jefferson National Life Insurance Company, Bisys Fund Services LP,
                             Choice Investment Management Variable Insurance funds dated May 1,
                             2003.

      (9)                    Opinion and Consent of Counsel.                                          (1)

      (10)                   Opinion and Consent of Outside Auditors.                                 (1)

      (11)                   Financial Statements omitted from Item 23 above.                         N/A

                                       C-5


      (12)                   Initial Capitalization Agreement.                                        N/A

      (13)                   Powers of Attorney.                                                      (1)

       (1)  Filed Herewith

       (2) Incorporated herein by reference to the Initial Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on November 12, 1999. (Accession Number 0000928389-99-000274).

       (3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

       (4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

       (5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

       (6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

       (7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and X to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

       (8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

       (9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

       NAME                                                   POSITIONS AND OFFICES WITH DEPOSITOR
     --------                              -----------------------------------------------------------------------
     David A Smilow                        Director, Chairman of the Board and Chief Executive Officer
     Tracey Hecht Smilow                   Director and Vice Chairman of the Board
     Shane W. Gleeson (1)                  Director and President
     Timothy D. Rogers                     Chief Financial Officer
     Craig A. Hawley (1)                   General Counsel and Secretary
     Todd P. Solash                        Director - Risk Management
     Mary C. Kaczmarek                     Director--Strategic Finances
     Christopher J. Tosney (1)             Director--Administration
     John G. Smith (1)                     Director--Information Technology
     William J. Findlay                    Controller
     Martha E. Reesor (1)                  Chief Underwriter
     Gary Thomas (1)                       Chief Actuary
     Eric J. Solash                        Treasurer
     Gregory B. Goulding                   Chief Corporate Actuary
     Simon L. Walsh                        Director - Marketing
     Daniel P. Anderson                    Director - Business Development
     Patrick D. Ferrer                     Director - National Sales
     Dean C. Kehler (2)                    Director
     Thomas W. Leaton (3)                  Director

     (1) The business address of this director is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.
     (2) The business address of this director is 425 Lexington Avenue, New York 10017.
     (3) The business address of this director is 305 Roosevelt Ct NE, Vienna, VA 22180.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

-----------------------------
David Smilow and Tracey Hecht
Smilow and Family Members
-----------------------------
          |
          |  100%
-----------------------------             -----------------------------
Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
                                          Employees
-----------------------------             -----------------------------
          |                                               |
          | 84%                                           | 16%
-----------------------------------------------------------------------
                        Inviva, Inc. (DE)
-----------------------------------------------------------------------
                                   |
                                   |
          -------------------------------------------------
          |                        |                      |
     100% |                        | 100%                 | 100%
---------------------    ---------------------    ---------------------
Lifco Holding            Inviva Securities        JNF Holding
Company, Inc. (DE)       Corporatiion (DE)        Company, Inc. (DE)
---------------------    ---------------------    ---------------------
          |                                               |
     100% |                                         100%  |
---------------------------------     ---------------------------------
The American Life Insurance           Jefferson National Life Insurance
Company of New York (NY)              Company (TX)
---------------------------------     ---------------------------------

Inviva, LLC a California limited liability company, controls approximately 84% of the voting interests in Inviva, Inc. David Smilow and Tracey Hecht Smilow, directly and/or indirectly, control Inviva, Inc., a Delaware corporation.

The American Life Insurance Company of New York, a New York insurance company, is a wholly-owned subsidiary of Lifco Holdings, Inc., a Delaware corporation, which in turn is a wholly owned subsidiary of Inviva, Inc.

Jefferson National Life Insurance Company, a Texas insurance company, is a wholly-owned subsidiary of JNF Holding Company, Inc., a Delaware corporation, which in turn is a wholly owned subsidiary of Inviva, Inc.

Inviva Securities Corporation, a Delaware corporation that acts as a distributor for certain contracts of The American Life Insurance Company of New York and Jefferson National Life Insurance Company, is a wholly-owned subsidiary of Inviva, Inc.

ITEM 27.       NUMBER OF CONTRACT OWNERS

     As of March 1, 2004, the number of The Advantage Plus contract funded by Jefferson National Life Annuity Account H was 1497 of which 903 were qualified contracts and 576 were non-qualified contracts.

ITEM 28.       INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

     Jefferson National Life Annuity Account C
     Jefferson National Life Annuity Account E
     Jefferson National Life Annuity Account F
     Jefferson National Life Annuity Account G
     Jefferson National Life Annuity Account I
     Jefferson National Life Annuity Account J
     Jefferson National Life Annuity Account K
     Jefferson National Life Separate Account L
     Jefferson National Life Annuity Account M
     Jefferson National Life Annuity Account N
     Jefferson National Life Annuity Account O
     Jefferson National Life Advisor Variable Annuity Account
     The American Separate Account 5

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

              NAME                                         POSITIONS AND OFFICES
           ----------                        ---------------------------------------------
           Craig A. Hawley                   President, General Counsel and Secretary
           Shane W. Gleeson                  Director
           Robert B. Jefferson*              Director*
           Edward J. O'Brien, IV             Chief Financial Officer
           Margaret A. Cullem-Fiore          Vice President and Compliance Officer

     * The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c)  ISC retains no compensation or commissions from the registrant.

                                                                COMPENSATION
                                                                     ON
                                          NET UNDERWRITING       REDEMPTION
                NAME OF PRINCIPAL         DISCOUNTS AND              OR              BROKERAGE
                   UNDERWRITER             COMMISSIONS          ANNUITIZATION       COMMISSIONS       COMPENSATION
           -------------------------  ----------------------  -----------------  -----------------  ----------------
           Inviva Securities                   None                None              None               None
           Corporation

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.       MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.       UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.       REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it has caused this Post-Effective Amendment Nos. 7 and 9 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30th day of April, 2004.

                                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                   (Registrant)

                                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)

                                   By:   /s/ David A. Smilow
                                        ----------------------------------------
                                        Name:  David A. Smilow
                                        Title: CHAIRMAN OF THE BOARD AND CHIEF
                                               EXECUTIVE OFFICER

                               POWERS OF ATTORNEY

   BE IT KNOWN TO ALL PERSONS, that the individuals who have signed below constitute and appoint CRAIG A. HAWLEY and MARGARET A. CULLEM-FIORE or each of them individually, as his true and lawful attorneys-in fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including pre- and post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                                  TITLE                                   DATE
            -------------                             -----------
/s/ David A. Smilow                 Chairman of the Board and Chief Executive Officer          4/30/04
----------------------------------                                                        -------------------
Name: David Smilow

/s/ Tracey Hecht Smilow             Vice Chairman of the Board                                 4/30/04
----------------------------------                                                        -------------------
Name: Tracey Hecht Smilow

/s/ Shane W. Gleeson                President                                                  4/30/04
----------------------------------                                                        -------------------
Name: Shane W. Gleeson

/s/ Timothy D. Rogers               Chief Financial Officer                                    4/30/04
----------------------------------                                                        -------------------
Name: Timothy D. Rogers

/s/ William J. Findlay              Controller                                                 4/30/04
----------------------------------                                                        -------------------
Name: William J. Findlay

/s/ Dean C. Kehler                  Director                                                   4/30/04
----------------------------------                                                        -------------------
Name: Dean C. Kehler

/s/ Thomas W. Leaton                Director                                                   4/30/04
----------------------------------                                                        -------------------
Name: Thomas Leaton

                                  EXHIBIT INDEX


      (4)    (a)             Form of Individual Contract Fixed and Variable Accounts. (CVIC-2000)

             (d)             Form of Waiver of Contingent Deferred Sales Charges for Unemployment
                             Rider.

      (9)                    Opinion and Consent of Counsel.

      (10)                   Opinion and Consent of Outside Auditors.

      (1)    (b)             Resolution Changing the Name of the Separate Account

      (3)    (a)    (i)      Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.

                    (ii)     Form of Amendment to the Principal Underwriter's Agreement

             (b)             Form of Selling Agreement

             (b)             Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4001)

             (c)             Form of Guaranteed Minimum Income Benefit Rider. (CVIC-4002)

             (e)             Form of Waiver of Contingent Deferred Sales Charges for Nursing Care
                             Confinement Rider. (CVIC-4020)

             (f)             Form of Waiver of Contingent Deferred Sales Charges for Terminal
                             Illness Rider. (CVIC-4021)

             (g)             Form of IRA Endorsement

             (h)             Form of Roth IRA Endorsement

             (i)             Form of TSA Endorsement

       (5)                   Application for Individual Annuity Contract.

       (6)   (a)             Amended and Restated Articles of Incorporation of Conseco Variable
                             Insurance Company.

             (b)             Amended and Restated By-Laws of the Company.

       (8)   (a)             Form of Participation Agreement dated October 23, 2002 with Conseco
                             Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

             (b)   (ii)      Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life
                             Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

             (c)   (iv)      Form of Amendments August 4, 2003 and March 22, 2004 to the
                             Participation Agreement among the Alger American Fund, Great
                             American Reserve Insurance Company and Fred Alger and Company, Inc.
                             dated March 31, 1995.

             (d)   (vi)      Form of Amendments dated July 31, 2003 and March 25, 2004 to the
                             Participation Agreement between Great American Reserve Insurance
                             Company and American Century Investment Services as of 1997.

             (e)   (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company,
                             Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                             Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                             Dreyfus Investment Portfolios.

                   (iv)      Form of Amendment dated 2004 to the Participation Agreement dated
                             May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                             Variable Investment Fund, The Dreyfus Socially Responsible Growth
                             Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                             Investment Portfolios.

             (f)   (iv)      Form of Amendment dated 2004 to the Participation Agreement dated
                             March 6, 1995 by and among Conseco Variable Insurance Company,
                             Federated Insurance Series and Federated Securities Corp.

             (g)   (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First
                             American Asset Management and Conseco Variable Insurance Company
                             dated 2001.

             (h)             Form of Participation Agreement among Janus Aspen Series and
                             Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

             (i)   (i)       Form of Participation Agreement among Lazard Retirement Series,
                             Inc., Lazard Asset Management, LLC, Inviva Securities Corporation
                             and Jefferson National Life Insurance Company dated May 1, 2003.

                   (ii)      Form of Amendment dated March 21, 2004 to the Participation
                             Agreement among Lazard Retirement Series, Inc., Lazard Asset
                             Management, LLC, Inviva Securities Corporation and Jefferson
                             National Life Insurance Company dated May 1, 2003.

             (j)   (iii)     Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great
                             American Reserve Insurance Company.

             (k)   (v)       Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Nueberger Berman Advisers
                             Management Trust, Nueberger Berman Management Incorporated and
                             Jefferson National Life Insurance Company.

             (l)             Form of Participation Agreement dated May 1, 2003 by and among PIMCO
                             Variable Insurance Trust, PIMCO Funds Distributors LLC and Jefferson
                             National Life Insurance Company and amended dated April 13, 2004 thereto.

             (m)             Form of Participation Agreement dated May 1, 2003 among Pioneer
                             Variable Contract Trust, Jefferson National Life Insurance Company,
                             Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                             Inc.

             (n)             Form of Participation Agreement dated May 1, 2003 by and among Royce
                             Capital Fund, Royce & Associates, LLC and Jefferson National Life
                             Insurance Company and Inviva Securities Corporation and Form of
                             Amendment dated April 5, 2004 thereto.

             (o)   (ii)      Form of Amendment dated April 13, 2004 to the Form of Participation
                             Agreement dated March 24, 2000 by and among Conseco Variable
                             Insurance Company, RYDEX Variable Trust and PADCO Financial
                             Services, Inc.

             (p)             Form of Participation Agreement dated April 2004 between Jefferson
                             National Life Insurance Company and Citigroup Global Markets Inc.

             (q)   (iii)     Form of Amendment dated August 5, 2003 to the Participation
                             Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,
                             Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                   (iv)      Form of Amendment dated 2004 to the Participation Agreement dated
                             May 1, 2000 by and among Seligman Portfolios, Inc., Seligman
                             Advisors, Inc. and Conseco Variable Insurance Company.

             (r)   (v)       Form of Amendments dated December 2, 2003 and April5, 2004 to
                             Participation Agreement dated April 30, 1997 by and among Conseco
                             Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
                             Strong Opportunity Fund II, Inc., Strong Capital Management, Inc.
                             and Strong Investments, Inc.

             (s)   (ii)      Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and
                             Jefferson National Life Insurance Company.

             (u)   (i)       Form of Participation Agreement between Jefferson National Life
                             Insurance Company, Bisys Fund Services LP, Choice Investment
                             Management Variable Insurance funds dated May 1, 2003.

                   (ii)      Form of Amendment dated 2004 to the Participation Agreement between
                             Jefferson National Life Insurance Company, Bisys Fund Services LP,
                             Choice Investment Management Variable Insurance funds dated May 1,
                             2003.

      (13)                   Powers of Attorney. -- on signature page